UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800,

Los Angeles, CA 90017

(Address of principal executive offices)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. The Semi-Annual Report for the period November 1, 2010 through April 30, 2011 is filed herewith.

TCW Funds Insight that works for you.™

TCW Equity Funds
TCW Allocation Funds

2011 Semi-Annual Report

TCW Equity Funds TCW Allocation Funds

2011 Semi-Annual Report

TCW Funds, Inc.

Table of Contents	April 30, 2011

To Our Valued Shareholders

We submit the 2011 semi-annual report for the TCW Funds, Inc. (the
“Funds”). The report contains information outlining the performance of our Funds and a listing of the portfolio holdings as of April 30, 2011.

Investment Environment

The bull market run that began in 2009 continued to gain momentum in the first four months of 2011. The markets proved resilient to the variety of macro concerns in the quarter, including open revolution in the Middle East, fears of a nuclear disaster in Japan, and threats of a U.S. federal government shut down. The major indexes, both equity and fixed income, are in positive territory year-to-date through April 30.

The U.S. equity markets continued to rally amid growing
optimism that the recovery from the financial crisis has become self-sustaining. The S&P 500 advanced 9% year-to-date through April 30. The recent bull market rally has pushed this index up 93% since March 2009, the biggest rally for a comparable period since 1955. The Nasdaq Composite also is in positive territory year-to-date, up over 8% and up nearly 18% for the past 12 months. These gains were not a smooth ride, however. Equity markets were sent scrambling in February and early March as political turmoil spread in North Africa and the Middle East. That was followed by the devastating earthquake and nuclear crisis in Japan. Stocks fell quickly in the immediate aftermath of these events. They were able to recover and finished the period ending April 30th on a positive note.

U.S. fixed income markets recovered from a fourth-quarter 2010 decline triggered by the announcement of a second round of Quantitative Easing. Though fixed income indexes finished in positive territory for the first four months in 2011, their performance has cooled in comparison to the above-average returns seen in the years following the 2008 market crash. April proved to be a positive month despite the headlines generated by Standard & Poor’s when it lowered its long-term outlook for U.S. government debt from stable to negative. The Barclays U.S. Aggregate gained
1.7% year-to-date, trailing the Global Aggregate return of 4.4% through April 30. High Yield corporates continued to advance with the Barclays U.S. High Yield Index up 5.5%, reflecting expectations of lower default rates and strong deal activity.

Similar to the U.S. market, most international markets saw robust growth over the first four months of the year. Japan proved the only exception due to the major earthquake, resulting tsunami, and potential nuclear meltdown that decreased its productive capacity. Emerging market equities, as measured by the MSCI Emerging Markets Index, continued its advance gaining 5.3%
year-to-date through April 30. Emerging market fixed income gained nearly 3% year-to-date, driven by attractive yields, strong commodity prices, and positive fund flows.

Fund Performance

We are pleased to report an increase in assets under management for the TCW Funds since the fiscal year end (October 31, 2010) rising from $10.0 billion to $11.5 billion. This increase is largely due to shareholder contributions to the TCW Emerging Markets Income Fund and the TCW Small Cap Growth Fund. Assets in the TCW Emerging Markets
Income Fund have continued to experience significant growth since TCW portfolio managers Dave Robbins and Penny Foley assumed

To Our Valued Shareholders (Continued)

management in December 2009. Over this time period, the Fund’s assets have grown from $150 million to $2.1 billion as of the end of April making it one of the ten largest funds in its category as reported by Morningstar. The Fund has produced strong performance thus far in 2011, up 5.28% as of April 30, bringing the rolling 12 month performance to 15.57% (for I Class shares) which is 6.42% above its respective benchmark. Its five-year returns rank in the top 1% of 84 funds tracked by Morningstar and its three-year returns place it in the top 1% of 108 funds in the category. This fund is also rated 5-star by Morningstar.

The TCW Small Cap Growth Fund also continued to see strong investor interest since fiscal year end. Total assets in the fund are now approximately $1.2 billion.
The Fund has slightly outperformed its benchmark in the first four months of 2011 and shows significant outperformance on a three and five year basis. In fact, its five-year returns rank in the top 1% of 698 funds tracked by Morningstar, and its three-year returns place it in the top 6% of 747 funds in the category. Since Husam Nazer took over this fund in early 2005, this fund’s returns place it in the top 2% out of 656 funds in the Morningstar Small Cap Growth category as of
April 30, 2011.

Product Management and Product Developments

On November 1, 2010, we launched the TCW SMID Cap Growth Fund in direct response to prospective investor interest for this investment strategy in a mutual fund vehicle. The Fund invests in stocks of small and mid-cap growth companies that generally fall within the market capitalization range of the Russell 2500 Growth Index. The Fund is managed by Husam Nazer, who along with Brendt Stallings, co-heads TCW’s Small and Mid-Cap Growth Equities team.
The Fund adheres to the same fundamental research, sector diversification and cash flow-based approach that has earned recognition for two other Funds supported by the team: the TCW Small Cap Growth Fund and the TCW Growth Equities Fund.

On December 14, 2010, we launched a new TCW Emerging Markets Local Currency Income Fund. It invests in emerging markets sovereign and corporate bonds denominated in local currencies. The Fund is managed by Dave Robbins and Penny Foley who also manage the TCW Emerging Markets Income Fund, and applies the same top-down / bottom-up research process to identify investment opportunities. The Fund is expected to own bonds across 10 to 25 emerging markets countries and will hedge currencies on an opportunistic basis.

In the first quarter of 2011, we
launched the TCW International Small Cap Fund managed by Rohit Sah, a veteran portfolio manager who recently joined TCW from the Oppenheimer Funds where he previously managed the Oppenheimer International Small Company Fund. He has been successful in consistently delivering top performance and building a reputation for finding high growth companies in economies around the world. Rohit was nominated for Morningstar’s International Stock Manager of the Year Award in 2010 and has been named to Barron’s annual rankings of “Top 100 Managers” four times. The TCW International Small Cap Fund invests in small cap companies located outside of the United States, an exciting and promising asset class.

On April 1, 2011, we launched the TCW Enhanced Commodity Strategy Fund. The Fund’s objective will be to get commodity exposure on an asset-weighted basis that replicates the commodity weights of the Dow Jones UBS Commodity Index. The portfolio managers include Claude Erb, who was awarded the prestigious Graham & Dodd Award of Excellence in 2006 for co-authoring a paper titled “The Strategic and Tactical Value of Commodity Futures,” and Steve Kane,
who is part of the current investment teams that manage the TCW Core Fixed Income Fund and the TCW Short Term Bond Fund.

Finally, we announced a soft
close of the TCW Small Cap Growth Fund effective April 30, 2011. The closure is consistent with TCW’s commitment to existing shareholders and is intended to limit the size of the Fund to ensure that it can continue to be managed effectively so as to protect our ability to provide superior performance returns for our clients. Note that existing individual shareholders and 401(k) participants can continue to purchase new shares of the Fund.

Recognition

In March, four TCW Funds were named as winners
of Lipper Fund Awards for 2011 for their outstanding long-term performance. The winning funds were the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Small Cap Growth Fund, and the TCW Total Return Bond Fund.

Four of our Funds received the highest overall five-star Morningstar rating at the end of April 2011. They are the TCW Total Return Bond Fund, the TCW Core Fixed
Income Fund, the TCW Emerging Markets Income Fund, and the TCW Global Conservative Allocation Fund. Additionally, the TCW Short Term Bond Fund, the TCW Growth Fund, and the TCW Select Equities Fund were awarded an overall four stars by Morningstar at the end of April 2011.

Matthew K. Fong

It is
with deep sadness that I inform you that Matt, a director of the Funds since 1999, passed away after a courageous battle with cancer. Matt will be remembered for his significant counsel and guidance as well as his protection of shareholder interests and contributions to the progress of the Funds. In addition to being a director, Matt served the nation as an Air Force officer, elected official, attorney, business leader, educator and humanitarian. Matt will be missed.

Conclusion

During these challenging times in the capital
markets, the TCW Funds continue to stay focused on maintaining their consistent investment approach with a long-term view. The TCW Funds provide our shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board of Directors and everyone at TCW, I would like to thank you for your continued support. As always we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, I invite you to visit our website at www.tcw.com, or call our shareholder services department at (800) FUND TCW (800-386-3829).

Sincerely,

Charles W. Baldiswieler

President,
Chief Executive Officer and Director

      TCW Funds, Inc.
Performance Summary (Unaudited)

Total Return Annualized As of April 30, 2011 (1)

NAV

1-Year

5-Year

10-Year

Since Inception

Inception Date

TCW Concentrated Value Fund

I Class

$
12.78

13.36
%

(1.67
)%

N/A

2.78
%

11/01/04

N Class

$
12.75

13.04
%

(1.86
)%

2.30
%

4.08
% (2)

07/20/98
(3)

TCW Dividend Focused Fund

I Class

$
11.50

20.73
%

2.07
%

N/A

4.69
%

11/01/04

N Class

$
11.63

20.45
%

1.77
%

5.71
% (4)

9.06
% (4)

09/19/86
(3)

TCW Emerging Markets Equities Fund

I Class

$
11.21

9.26
%

N/A

N/A

8.64
%

12/14/09

N Class

$
11.21

9.26
%

N/A

N/A

8.64
%

12/14/09

TCW Growth Fund

I Class

$
23.74

23.07
%

N/A

N/A

5.28
%

01/02/08

N Class

$
23.73

23.02
%

N/A

N/A

5.26
%

01/02/08

TCW Growth Equities Fund

I Class

$
16.89

22.84
%

7.39
%

N/A

8.89
%

03/01/04

N Class

$
16.83

22.85
%

7.32
%

N/A

8.84
%

03/01/04

TCW International Small Cap Fund

I Class

$
9.83

N/A

N/A

N/A

(1.70
)% (6)

02/28/11

N Class

$
9.84

N/A

N/A

N/A

(1.60
)% (6)

02/28/11

TCW Large Cap Growth Fund

I Class

$
22.59

15.55
%

1.88
%

N/A

2.36
%

02/06/06

N Class

$
22.54

15.77
%

1.84
%

N/A

2.31
%

02/06/06

TCW Relative Value Large Cap Fund

I Class

$
14.92

18.89
%

1.53
%

N/A

5.80
%

01/02/04

N Class

$
14.89

18.68
%

1.38
%

4.74
% (4)

4.95
% (4)

01/02/98
(3)

TCW Relative Value Small Cap Fund

I Class

$
12.28

18.53
%

(1.94
)%

5.15
% (4)

8.18
% (4)

05/06/94
(3)

N Class

$
12.06

18.58
%

(2.00
)%

4.98
% (4)

10.07
% (4)

03/31/88
(3)

TCW Select Equities Fund

I Class

$
18.89

21.78
%

4.48
%

3.15
%

9.57
% (5)

07/01/91
(3)

N Class

$
18.05

21.37
%

4.18
%

2.84
%

3.40
%

03/01/99

TCW Small Cap Growth Fund

I Class

$
33.28

24.75
%

10.34
%

3.66
%

10.38
% (5)

12/01/89
(3)

N Class

$
31.99

24.38
%

9.98
%

3.32
%

4.34
%

03/01/99

TCW SMID Cap Growth Fund

I Class

$
12.48

N/A

N/A

N/A

24.80
% (6)

11/01/10

N Class

$
12.48

N/A

N/A

N/A

24.80
% (6)

11/01/10

TCW Value Opportunities Fund

I Class

$
20.32

18.90
%

1.88
%

6.18
%

11.08
% (5)

11/01/96
(3)

N Class

$
19.92

18.56
%

1.57
%

5.84
%

7.38
%

11/01/00

TCW Global Conservative Allocation Fund

I Class

$
10.92

11.07
%

N/A

N/A

5.69
%

11/16/06

N Class

$
10.92

11.07
%

N/A

N/A

5.69
%

11/16/06

TCW Funds, Inc.

April 30, 2011

Total Return Annualized As of April 30, 2011 (1)

NAV

1-Year

5-Year

10-Year

Since Inception

Inception Date

TCW Global Moderate Allocation Fund

I Class

$
9.84

12.14
%

N/A

N/A

2.46
%

11/16/06

N Class

$
9.79

11.56
%

N/A

N/A

2.33
%

11/16/06

TCW Global Flexible Allocation Fund

I Class

$
9.11

9.23
%

N/A

N/A

(0.86
)%

11/16/06

N Class

$
9.11

9.23
%

N/A

N/A

(0.86
)%

11/16/06

(1)
Past performance is not indicative of future performance.

(2)
Performance data includes the performance of the predecessor separately managed account for periods before the TCW Fund’s registration became effective. The predecessor separately managed account was not registered under the Investment Company Act of 1940 as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account’s performance may have been lower.

(3)
Inception date of the predecessor entity.

(4)
Performance data includes the performance of the predecessor SG Cowen fund. The predecessor SG Cowen fund was an investment company registered under the 1940 Act, as amended.

(5)
Performance data includes the performance of the predecessor limited partnership for periods before the TCW Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940 as amended (the “1940 Act”), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(6)
Cumulative return from Inception Date through April 30, 2011.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)

Number of Shares

Common Stock

Value

Aerospace & Defense (3.1% of Net Assets)

33,240

Honeywell International, Inc.

$
2,035,285

Air Freight & Logistics (2.3%)

18,805

C.H. Robinson Worldwide, Inc.

1,507,785

Airlines (2.5%)

159,695

Delta Air Lines, Inc. (1)

1,657,634

Capital Markets (6.3%)

17,295

Goldman Sachs Group, Inc. (The)

2,611,718

23,300

T. Rowe Price Group, Inc.

1,497,025

Total Capital Markets

4,108,743

Chemicals (11.7%)

19,635

Air Products & Chemicals, Inc.

1,875,535

39,100

Dow Chemical Co. (The)

1,602,709

41,869

Ecolab, Inc.

2,209,008

17,830

Praxair, Inc.

1,897,469

Total Chemicals

7,584,721

Commercial Banks (4.1%)

90,492

Wells Fargo & Co.

2,634,222

Communications Equipment (3.1%)

40,362

Motorola Mobility Holdings, Inc. (1)

1,051,834

20,200

Research In Motion, Ltd. (1)

982,730

Total Communications Equipment

2,034,564

Computers & Peripherals (5.9%)

3,200

  Apple, Inc.
(1)

1,114,336

47,300

Hewlett-Packard Co.

1,909,501

20,605

Western Digital Corp. (1)

820,079

Total Computers & Peripherals

3,843,916

Diversified Financial Services (8.6%)

374,500

  Citigroup, Inc.
(1)

1,718,955

84,883

JPMorgan Chase & Co.

3,873,211

Total Diversified Financial Services

5,592,166

Electrical Equipment (2.3%)

17,330

Rockwell Automation, Inc.

1,509,963

Energy Equipment & Services (12.1%)

38,155

Cameron International Corp. (1)

2,011,532

50,053

Halliburton Co.

2,526,675

10,900

National Oilwell Varco, Inc.

835,921

27,970

Schlumberger, Ltd.

2,510,308

Total Energy Equipment & Services

7,884,436

See
accompanying notes to financial statements.

TCW Concentrated Value Fund

April 30, 2011

Number of Shares

Common Stock

Value

Food & Staples Retailing (3.2%)

57,200

CVS Caremark Corp.

$
2,072,928

Food Products (1.8%)

35,600

Kraft Foods, Inc.

1,195,448

Household Durables (2.7%)

24,200

Stanley Black & Decker, Inc.

1,758,130

Insurance (3.6%)

34,730

  ACE, Ltd.
(1)

2,335,593

Life Sciences Tools & Services (3.4%)

37,230

Thermo Fisher Scientific, Inc. (1)

2,233,428

Machinery (7.0%)

29,573

Danaher Corp.

1,633,612

33,755

SPX Corp.

2,918,120

Total Machinery

4,551,732

Metals & Mining (1.8%)

16,460

Agnico-Eagle Mines, Ltd.

1,145,287

Multiline Retail (3.5%)

42,585

  Kohl’s Corp.
(1)

2,244,655

Oil, Gas & Consumable Fuels (7.0%)

12,230

Apache Corp.

1,631,115

40,600

Denbury Resources, Inc. (1)

916,342

17,314

Occidental Petroleum Corp.

1,978,817

Total Oil, Gas & Consumable Fuels

4,526,274

Pharmaceuticals (2.5%)

20,600

Allergan, Inc.

1,638,936

Road & Rail (1.0%)

6,200

Union Pacific Corp.

641,514

Specialty Retail (0.4%)

7,300

Home Depot, Inc. (The)

271,122

Total Common Stock (Cost: $54,784,260) (99.9%)

65,008,482

See
accompanying notes to financial statements.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount

Short-Term Investments

Value

$
342,163

  Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $350,000, U.S. Treasury Bill, 0.02%, due 05/19/11, valued at $349,996) (Total Amount to be Received Upon Repurchase $342,164)

$
342,163

Total Short-Term Investments (Cost: $342,163) (0.5%)

342,163

Total Investments (Cost: $55,126,423) (100.4%)

65,350,645

Liabilities in Excess of Other Assets (–0.4%)

(241,480
)

Net Assets (100.0%)

$
65,109,165

Notes to the Schedule of Investments:

(1)
Non-income producing security.

See accompanying notes to financial statements.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)
April 30, 2011

Industry

  Percentage of
Net Assets

Aerospace & Defense

3.1
%

Air Freight & Logistics

2.3

Airlines

2.5

Capital Markets

6.3

Chemicals

11.7

Commercial Banks

4.1

Communications Equipment

3.1

Computers & Peripherals

5.9

Diversified Financial Services

8.6

Electrical Equipment

2.3

Energy Equipment & Services

12.1

Food & Staples Retailing

3.2

Food Products

1.8

Household Durables

2.7

Insurance

3.6

Life Sciences Tools & Services

3.4

Machinery

7.0

Metals & Mining

1.8

Multiline Retail

3.5

Oil, Gas & Consumable Fuels

7.0

Pharmaceuticals

2.5

Road & Rail

1.0

Specialty Retail

0.4

Short-Term Investments

0.5

Total

100.4
%

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)

Number of Shares

Common Stock

Value

Aerospace & Defense (2.7% of Net Assets)

318,600

Honeywell International, Inc.

$
19,507,878

Automobiles (0.6%)

119,400

Harley-Davidson, Inc.

4,448,844

Capital Markets (5.9%)

226,195

Ameriprise Financial, Inc.

14,037,662

182,200

Blackstone Group, LP (The)

3,450,868

496,300

Morgan Stanley

12,978,245

246,600

State Street Corp.

11,479,230

Total Capital Markets

41,946,005

Chemicals (2.8%)

354,200

Du Pont (E.I.) de Nemours & Co.

20,115,018

Commercial Services & Supplies (1.6%)

279,400

Avery Dennison Corp.

11,662,156

Communications Equipment (2.4%)

249,962

Motorola Mobility Holdings, Inc. (1)

6,514,010

228,785

Motorola Solutions, Inc. (1)

10,496,656

Total Communications Equipment

17,010,666

Computers & Peripherals (1.0%)

472,500

  Dell, Inc.
(1)

7,328,475

Consumer Finance (1.2%)

180,700

American Express Co.

8,868,756

Containers & Packaging (2.0%)

494,500

Packaging Corp. of America

14,108,085

Diversified Financial Services (3.1%)

478,100

JPMorgan Chase & Co.

21,815,703

Diversified Telecommunication Services (4.7%)

537,200

AT&T, Inc.

16,717,664

1,319,754

Windstream Corp.

16,906,049

Total Diversified Telecommunication Services

33,623,713

Electric Utilities (1.5%)

290,100

American Electric Power Co., Inc.

10,582,848

Electronic Equipment, Instruments & Components (2.7%)

527,900

TE Connectivity, Ltd.

18,925,215

Energy Equipment & Services (6.7%)

236,400

Baker Hughes, Inc.

18,299,724

328,000

Ensco International PLC (SP ADR)(United Kingdom)

19,555,360

See accompanying notes to financial statements.

TCW Dividend Focused Fund

April 30, 2011

Number of Shares

Common Stock

Value

Energy Equipment & Services (Continued)

319,600

Nabors Industries, Ltd. (1)

$
9,792,544

Total Energy Equipment & Services

47,647,628

Food Products (2.6%)

544,100

Kraft Foods, Inc.

18,270,878

Health Care Equipment & Supplies (0.6%)

68,700

Teleflex, Inc.

4,328,787

Health Care Providers & Services (0.8%)

794,985

Tenet Healthcare Corp. (1)

5,509,246

Household Durables (1.5%)

546,871

Lennar Corp.

10,385,080

Household Products (2.0%)

218,100

Kimberly-Clark Corp.

14,407,686

Industrial Conglomerates (6.4%)

797,050

General Electric Co.

16,299,672

546,000

Textron, Inc.

14,250,600

310,600

Tyco International, Ltd.

15,138,644

Total Industrial Conglomerates

45,688,916

Insurance (5.4%)

295,700

Allstate Corp. (The)

10,006,488

322,400

  MBIA, Inc.
(1)

3,327,168

406,500

Old Republic International Corp.

5,150,355

319,600

Travelers Cos., Inc. (The)

20,224,288

Total Insurance

38,708,299

IT Services (2.1%)

86,400

International Business Machines Corp.

14,738,112

Life Sciences Tools & Services (0.9%)

112,500

Thermo Fisher Scientific, Inc. (1)

6,748,875

Media (4.5%)

360,800

CBS Corp. — Class B

9,099,376

505,150

Comcast Corp.

13,255,136

725,400

Regal Entertainment Group

9,996,012

Total Media

32,350,524

Metals & Mining (2.9%)

675,600

Alcoa, Inc.

11,485,200

189,600

United States Steel Corp.

9,045,816

Total Metals & Mining

20,531,016

See
accompanying notes to financial statements.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares

Common Stock

Value

Oil, Gas & Consumable Fuels (7.8%)

86,500

Anadarko Petroleum Corp.

$
6,828,310

228,900

Chevron Corp.

25,050,816

185,800

Devon Energy Corp.

16,907,800

243,200

Valero Energy Corp.

6,882,560

Total Oil, Gas & Consumable Fuels

55,669,486

Paper & Forest Products (1.1%)

231,200

MeadWestvaco Corp.

7,789,128

Pharmaceuticals (4.7%)

128,600

Johnson & Johnson

8,451,592

1,213,800

Pfizer, Inc.

25,441,248

Total Pharmaceuticals

33,892,840

Real Estate Investment Trusts (REITs) (1.2%)

442,700

Kimco Realty Corp.

8,650,358

Semiconductors & Semiconductor Equipment (3.6%)

638,000

Intel Corp.

14,795,220

261,000

Microchip Technology, Inc.

10,711,440

Total Semiconductors & Semiconductor Equipment

25,506,660

Software (2.1%)

295,000

CA, Inc.

7,254,050

386,700

  Symantec Corp.
(1)

7,598,655

Total Software

14,852,705

Specialty Retail (4.9%)

369,400

Foot Locker, Inc.

7,949,488

398,400

Gap, Inc. (The)

9,258,816

468,900

Home Depot, Inc. (The)

17,414,946

Total Specialty Retail

34,623,250

Thrifts & Mortgage Finance (1.5%)

653,800

New York Community Bancorp, Inc.

10,853,080

Wireless Telecommunication Services (1.0%)

1,440,000

Sprint Nextel Corp. (1)

7,459,200

Total Common Stock (Cost: $610,536,834) (96.5%)

688,555,116

See
accompanying notes to financial statements.

TCW Dividend Focused Fund

April 30, 2011

Principal Amount

Short-Term Investments

Value

$
25,142,687

  Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $25,650,000, U.S. Treasury Bill,
0.02%, due 05/19/11, valued at $25,649,715) (Total Amount to be Received Upon Repurchase $25,142,701)

$
25,142,687

Total Short-Term Investments (Cost: $25,142,687) (3.5%)

25,142,687

Total Investments (Cost: $635,679,521) (100.0%)

713,697,803

Excess of Other Assets over Liabilities (0.0%)

310,220

Net Assets (100.0%)

$
714,008,023

Notes to the Schedule of Investments:

ADR -
American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR -
Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the
ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)

Non-income producing security.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Investments by Industry (Unaudited)

Industry

Percentage of Net Assets

Aerospace & Defense

2.7
%

Automobiles

0.6

Capital Markets

5.9

Chemicals

2.8

Commercial Services & Supplies

1.6

Communications Equipment

2.4

Computers & Peripherals

1.0

Consumer Finance

1.2

Containers & Packaging

2.0

Diversified Financial Services

3.1

Diversified Telecommunication Services

4.7

Electric Utilities

1.5

Electronic Equipment, Instruments and Components

2.7

Energy Equipment & Services

6.7

Food Products

2.6

Health Care Equipment & Supplies

0.6

Health Care Providers & Services

0.8

Household Durables

1.5

Household Products

2.0

Industrial Conglomerates

6.4

Insurance

5.4

IT Services

2.1

Life Sciences Tools & Services

0.9

Media

4.5

Metals & Mining

2.9

Oil, Gas & Consumable Fuels

7.8

Paper & Forest Products

1.1

Pharmaceuticals

4.7

Real Estate Investment Trusts (REITs)

1.2

Semiconductors & Semiconductor Equipment

3.6

Software

2.1

Specialty Retail

4.9

Thrifts & Mortgage Finance

1.5

Wireless Telecommunication Services

1.0

Short-Term Investments

3.5

Total

100.0
%

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)

April 30, 2011

Number of Shares

Equity Securities

Value

Common Stock

Brazil (7.3% of Net Assets)

13,673

Banco Bradesco S.A. (ADR)

$
276,605

1,420

Banco do Brasil, S.A.

26,167

39,430

Brasil Brokers Participacoes S.A.

216,800

23,532

Fleury S.A.

350,766

23,259

PDG Realty S.A. Empreendimentos e Participacoes

136,609

31,127

Petroleo Brasileiro S.A. (SP ADR)

1,038,708

Total Brazil (Cost: $2,042,824)

2,045,655

Canada (Cost: $598,158) (2.1%)

181,070

Calvalley Petroleum, Inc. (1)

581,782

China (24.4%)

16,296

7 Days Group Holdings, Ltd. (ADR) (1)

374,482

71,253

Anhui Conch Cement Co., Ltd. — Class H

336,908

5,715

Baidu.com, Inc. (SP ADR) (1)

848,792

212,935

China Construction Bank Corp. — Class H

201,908

79,150

China Life Insurance Co., Ltd. — Class H

282,915

5,538

China Mobile, Ltd. (SP ADR)

255,246

165,214

China National Building Material Co., Ltd. — Class H

348,772

9,837

China Real Estate Information Corp. (ADR) (1)

85,975

1,755

CNOOC, Ltd. (ADR)

437,785

15,885

Dongfang Electric Corp., Ltd.

52,076

608,613

Evergrande Real Estate Group, Ltd.

435,985

3,190

Home Inns & Hotels Management, Inc. (ADR) (1)

137,904

305,177

Industrial and Commercial Bank of China, Ltd. — Class H

258,855

26,683

KongZhong Corp. (ADR) (1)

233,209

2,906

PetroChina Co., Ltd. (ADR)

423,056

2,222,992

Renhe Commercial Holdings Co., Ltd.

384,291

112,714

Shanghai Electric Group Co., Ltd.

56,730

19,978

Spreadtrum Communications, Inc. (ADR) (1)

427,529

26,718

Tencent Holdings, Ltd.

766,360

95,036

Yanzhou Coal Mining Co., Ltd. — Class H

372,591

2,219

Youku.com, Inc. (SP ADR) (1)

131,187

Total China (Cost: $5,891,885)

6,852,556

Colombia (Cost: $355,025) (1.3%)

11,942

Pacific Rubiales Energy Corp. (1)

362,873

India (3.8%)

7,353

Infosys Technologies, Ltd. (SP ADR)

479,269

2,851

Reliance Industries, Ltd., (144A) (GDR) (2)

125,729

2,170

State Bank of India

138,063

17,850

Sun Pharmaceutical Industries, Ltd.

187,901

13,295

Wipro, Ltd.

135,198

Total India (Cost: $1,035,101)

1,066,160

See
accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares

Equity Securities

Value

Indonesia (1.8%)

6,419

Astra International Tbk PT

$
42,188

115,877

Bank Rakyat Indonesia Tbk PT

87,490

283,293

Perusahaan Gas Negara (Persero) Tbk PT

132,674

96,069

United Tractors Tbk PT

261,312

Total Indonesia (Cost: $385,012)

523,664

Kazakhstan (Cost: $239,580) (0.8%)

31,535

Kazkommertsbank, (Reg. S) (GDR) (1)

225,475

Mexico (3.5%)

9,243

America Movil, S.A.B. de C.V., Series L (ADR)

528,700

37,942

Corporacion GEO S.A.B. de C.V., Series B (1)

111,963

2,300

Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)

144,670

20,577

Grupo Mexico S.A.B. de C.V., Series B

71,249

2,373

Grupo Televisa S.A. (SP ADR) (1)

56,287

253,567

Sare Holding S.A.B. de C.V. Class B (1)

68,504

Total Mexico (Cost: $881,237)

981,373

Mongolia (Cost: $272,140) (0.9%)

214,849

Mongolian Mining Corp. (1)

252,252

Russia (13.8%)

16,505

Alliance Oil Co., Ltd. (ADR) (1)

327,234

10,930

CTC Media, Inc.

257,620

13,666

Eurasia Drilling Co., Ltd., (Reg. S) (GDR)

460,544

4,660

Gazprom Neft JSC (SP ADR)

118,210

8,670

LSR Group

345,167

8,836

LSR Group OJSC, (Reg. S) (GDR) (1)

82,617

20,788

M Video OJSC

200,244

8,430

Mail.ru Group, Ltd., (Reg. S) (144A) (GDR) (1)(2)

258,801

78,262

PIK Group, (Reg. S) (GDR) (1)

336,527

20,810

  Raspadskaya
(1)

138,656

184,183

Sberbank/Savings Bank of the Russian Federation

672,240

1,861

Vsmpo-Avisma Corp.

236,079

2,920

X5 Retail Group N.V., (Reg. S) (GDR) (1)

103,281

9,625

X5 Retail Group N.V., (Reg. S) (GDR) (1)

339,281

Total Russia (Cost: $3,520,870)

3,876,501

Sierra Leone (Cost: $269,520)(1.0%)

32,424

African Minerals, Ltd. (1)

272,693

South Africa (5.7%)

2,628

Anglo Platinum, Ltd. (1)

267,451

22,361

Aveng, Ltd.

118,821

117,345

Coal of Africa, Ltd. (1)

167,241

6,976

Impala Platinum Holdings, Ltd.

218,159

8,460

Naspers, Ltd. — N Shares

509,479

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

April 30, 2011

Number of Shares

Equity Securities

Value

South Africa (Continued)

20,585

Standard Bank Group, Ltd.

$
323,298

Total South Africa (Cost: $1,427,098)

1,604,449

South Korea (12.6%)

1,005

  Glovis Co., Ltd.
(1)

143,626

2,580

Hynix Semiconductor, Inc. (1)

81,580

1,986

  Hyundai Mobis
(1)

666,121

7,126

Kia Motors Corp.

512,634

24,490

Korea Exchange Bank

208,715

3,410

KT Corp.

122,429

845

LG Chem, Ltd.

419,811

1,825

Samsung C&T Corp.

132,208

1,158

Samsung Electronics Co., Ltd.

967,255

1,449

Shinhan Financial Group Co., Ltd.

71,085

842

Shinsegae Co., Ltd.

212,140

Total South Korea (Cost: $2,849,037)

3,537,604

Taiwan (4.3%)

129,297

Hon Hai Precision Industry Co., Ltd. (Foxconn) (1)

491,008

15,870

HTC Corp.

722,350

Total Taiwan (Cost: $1,019,547)

1,213,358

Thailand (5.1%)

56,375

Bangkok Bank Public Co., Ltd.

321,743

19,300

Bangkok Bank Public Co., Ltd. (NVDR)

110,060

4,300

Banpu Public Co., Ltd.

107,618

14,163

Banpu Public Co., Ltd. (NVDR) (ADR)

354,714

47,501

Kasikornbank Public Co., Ltd. (NVDR) (ADR)

201,682

53,156

PTT Exploration & Production Public Co., Ltd.

329,901

Total Thailand (Cost: $1,107,498)

1,425,718

Total Common Stock (Cost: $21,894,532) (88.4%)

24,822,113

Preferred Stock

Brazil (4.7%)

4,933

Gerdau S.A., 2.57%

59,264

15,626

Itau Unibanco Holding S.A., 0.38% (ADR)

371,118

11,035

Usinas Siderurgicas de Minas Gerais S.A., 1.69%

113,282

26,178

Vale S.A., 1.90% (ADR)

782,722

Total Brazil (Cost: $1,300,428)

1,326,386

Russia (1.1%)

14,880

Mechel, 0.51% (SP ADR)

144,633

2,900

Mechel, 5.95%

49,003

44,000

Sberbank of Russia, 0.71%

107,911

Total Russia (Cost: $264,561)

301,547

See
accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares

Equity Securities

Value

South Korea (Cost: $493,580) (2.5%)

9,541

Hyundai Motor Co., 1.89%

$
718,337

Total Preferred Stock (Cost: $2,058,569) (8.3%)

2,346,270

Total Equity Securities (Cost: $23,953,101) (96.7%)

27,168,383

Principal Amount

Short-Term Investments

$
876,927

  Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $895,000, U.S. Treasury Bill, 0.02%, due 05/19/11, valued at $894,990) (Total Amount to be Received Upon Repurchase $876,928)

876,927

Total Short-Term Investments (Cost: $876,927) (3.1%)

876,927

Total Investments (Cost: $24,830,028) (99.8%)

28,045,310

Excess of Other Assets over Liabilities (0.2%)

46,187

Total Net Assets (100.0%)

$
28,091,497

ADR -
American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR -
Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

NVDR -
Non-Voting Depositary Receipt.

Reg. S -
Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

SP ADR -
Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the
ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)

Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $384,530 or 1.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Investments by Industry (Unaudited)
April 30, 2011

Industry

Percentage of Net Assets

Air Freight & Logistics

0.5
%

Auto Components

2.4

Automobiles

4.4

Beverages

0.5

Chemicals

1.5

Commercial Banks

12.7

Communications Equipment

2.6

Construction & Engineering

0.4

Construction Materials

4.0

Diversified Telecommunication Services

0.4

Electrical Equipment

0.4

Electronic Equipment, Instruments and Components

1.7

Energy Equipment & Services

1.6

Food & Staples Retailing

2.4

Gas Utilities

0.5

Health Care Providers & Services

1.2

Hotels, Restaurants & Leisure

1.8

Household Durables

2.3

Insurance

1.0

Internet Software & Services

7.1

IT Services

2.2

Machinery

0.9

Media

2.9

Metals & Mining

10.1

Oil, Gas & Consumable Fuels

16.4

Pharmaceuticals

0.7

Real Estate Management & Development

4.1

Semiconductors & Semiconductor Equipment

5.2

Software

0.8

Specialty Retail

0.7

Trading Companies & Distributors

0.5

Wireless Telecommunication Services

2.8

Short-Term Investments

3.1

Total

99.8
%

See accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited)

Number of Shares

Common Stock

Value

Aerospace & Defense (4.3% of Net Assets)

5,025

Honeywell International, Inc.

$
307,681

2,940

Precision Castparts Corp.

454,289

20,975

Spirit AeroSystems Holdings, Inc. (1)

515,985

Total Aerospace & Defense

1,277,955

Auto Components (2.2%)

8,440

  BorgWarner, Inc.
(1)

651,906

Beverages (0.9%)

4,150

Coca-Cola Co. (The)

279,959

Biotechnology (3.7%)

8,767

Chelsea Therapeutics International, Ltd. (1)

41,293

13,072

  Dendreon Corp.
(1)

567,717

6,736

Human Genome Sciences, Inc. (1)

198,510

1,225

  InterMune, Inc.
(1)

54,684

2,829

Ironwood Pharmaceuticals, Inc. (1)

41,360

1,697

  Targacept, Inc.
(1)

41,033

3,025

Vertex Pharmaceuticals, Inc. (1)

166,435

Total Biotechnology

1,111,032

Capital Markets (2.2%)

933

Financial Engines, Inc. (1)

26,525

2,850

Goldman Sachs Group, Inc. (The)

430,379

3,105

T. Rowe Price Group, Inc.

199,496

Total Capital Markets

656,400

Chemicals (5.9%)

3,560

Air Products & Chemicals, Inc.

340,051

3,264

CF Industries Holdings, Inc.

462,019

8,985

LyondellBasell Industries NV (1)

399,833

3,380

Mosaic Co. (The)

253,027

3,065

Praxair, Inc.

326,177

Total Chemicals

1,781,107

Commercial Banks (0.5%)

2,655

SVB Financial Group (1)

160,468

59

Wilshire Bancorp, Inc. (1)

236

Total Commercial Banks

160,704

Commercial Services & Supplies (0.8%)

1,795

Clean Harbors, Inc. (1)

176,807

5,165

Higher One Holdings, Inc. (1)

72,775

Total Commercial Services & Supplies

249,582

See
accompanying notes to financial statements.

TCW Growth Fund

April 30, 2011

Number of Shares

Common Stock

Value

Communications Equipment (5.1%)

4,305

Aruba Networks, Inc. (1)

$
154,679

1,640

  F5 Networks, Inc.
(1)

166,230

16,445

Qualcomm, Inc.

934,734

5,310

Research In Motion, Ltd. (1)

258,331

Total Communications Equipment

1,513,974

Computers & Peripherals (5.7%)

3,574

  Apple, Inc.
(1)

1,244,574

10,845

  EMC Corp.
(1)

307,347

14,375

SMART Technologies, Inc. (1)

143,175

Total Computers & Peripherals

1,695,096

Consumer Finance (0.4%)

2,900

  Green Dot Corp.
(1)

125,164

Diversified Financial Services (0.5%)

4,382

  MSCI, Inc.
(1)

155,430

Electronic Equipment, Instruments & Components (0.4%)

2,235

Universal Display Corp. (1)

122,791

Energy Equipment & Services (5.5%)

6,460

Cameron International Corp. (1)

340,571

610

CARBO Ceramics, Inc.

98,173

1,279

Core Laboratories N.V.

122,759

6,792

FMC Technologies, Inc. (1)

315,692

6,744

Lufkin Industries, Inc.

622,674

1,700

Oceaneering International, Inc. (1)

148,614

Total Energy Equipment & Services

1,648,483

Food & Staples Retailing (1.7%)

10,110

CVS Caremark Corp.

366,387

3,206

United Natural Foods, Inc. (1)

136,864

Total Food & Staples Retailing

503,251

Food Products (2.2%)

5,220

Green Mountain Coffee Roasters, Inc. (1)

349,531

5,660

Kellogg Co.

324,148

Total Food Products

673,679

Health Care Equipment & Supplies (1.3%)

6,776

  Dexcom, Inc.
(1)

112,820

927

HeartWare International, Inc. (1)

69,163

2,410

Masimo Corp.

83,844

4,925

  Volcano Corp.
(1)

131,301

Total Health Care Equipment & Supplies

397,128

See
accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares

Common Stock

Value

Health Care Providers & Services (3.8%)

12,850

Express Scripts, Inc. (1)

$
729,109

7,160

Medco Health Solutions, Inc. (1)

424,803

Total Health Care Providers & Services

1,153,912

Health Care Technology (0.4%)

2,506

  athenahealth, Inc.
(1)

115,852

Hotels, Restaurants & Leisure (4.1%)

5,408

7 Days Group Holdings, Ltd. (ADR) (China) (1)

124,276

2,414

Ctrip.com International, Ltd. (ADR) (China) (1)

117,610

13,695

Starbucks Corp.

495,622

8,346

Starwood Hotels & Resorts Worldwide, Inc.

497,171

Total Hotels, Restaurants & Leisure

1,234,679

Household Durables (0.5%)

3,224

Harman International Industries, Inc. (1)

156,461

Insurance (3.3%)

15,155

Aflac, Inc.

851,559

5,619

Tower Group, Inc.

128,507

Total Insurance

980,066

Internet & Catalog Retail (0.2%)

1,893

  Makemytrip, Ltd.
(1)

59,686

Internet Software & Services (2.7%)

1,166

  Google, Inc.
(1)

634,421

2,020

IntraLinks Holdings, Inc. (1)

64,155

1,814

Youku.com, Inc. (SP ADR) (China) (1)

107,244

Total Internet Software & Services

805,820

IT Services (2.0%)

1,499

MasterCard, Inc.

413,559

3,100

  Teradata Corp.
(1)

173,352

Total IT Services

586,911

Life Sciences Tools & Services (1.3%)

1,148

  Fluidigm Corp.
(1)

18,999

6,635

Life Technologies Corp. (1)

366,252

Total Life Sciences Tools & Services

385,251

Machinery (3.7%)

2,034

Chart Industries, Inc. (1)

98,873

6,355

Cummins, Inc.

763,744

1,925

Flowserve Corp.

243,743

Total Machinery

1,106,360

See
accompanying notes to financial statements.

TCW Growth Fund

April 30, 2011

Number of Shares

Common Stock

Value

Media (0.3%)

39,200

Sirius XM Radio, Inc. (1)

$
78,008

Multiline Retail (1.2%)

6,210

  Dollar Tree, Inc.
(1)

357,075

Oil, Gas & Consumable Fuels (5.4%)

3,367

Brigham Exploration Co. (1)

112,896

31,265

Denbury Resources, Inc. (1)

705,651

3,932

Houston American Energy Corp.

72,309

3,510

  InterOil Corp.
(1)

223,236

3,075

Pioneer Natural Resources Co.

314,357

2,697

Plains Exploration & Production Co. (1)

102,594

2,012

Ultra Petroleum Corp. (1)

102,190

Total Oil, Gas & Consumable Fuels

1,633,233

Pharmaceuticals (1.9%)

4,516

Allergan, Inc.

359,293

936

Auxilium Pharmaceuticals, Inc. (1)

22,801

5,586

  Mylan, Inc.
(1)

139,203

3,756

Nektar Therapeutics (1)

38,987

Total Pharmaceuticals

560,284

Professional Services (0.5%)

4,673

Robert Half International, Inc.

141,732

Road & Rail (2.5%)

1,585

Kansas City Southern (1)

92,104

6,410

Union Pacific Corp.

663,243

Total Road & Rail

755,347

Semiconductors & Semiconductor Equipment (5.9%)

4,240

ARM Holdings PLC (SP ADR) (United Kingdom)

133,391

12,045

Avago Technologies, Ltd. (1)

403,026

9,229

Cavium Networks, Inc. (1)

435,793

7,030

Cypress Semiconductor Corp. (1)

152,973

14,010

Marvell Technology Group, Ltd. (1)

216,174

27,008

  MaxLinear, Inc.
(1)

253,605

3,951

Power Integrations, Inc.

159,383

Total Semiconductors & Semiconductor Equipment

1,754,345

Software (5.0%)

2,821

  ANSYS, Inc.
(1)

155,973

2,614

  Fortinet, Inc.
(1)

127,302

503

MicroStrategy, Inc. (1)

71,074

2,956

QLIK Technologies, Inc. (1)

94,769

2,602

Salesforce.com, Inc. (1)

360,637

See accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares

Common Stock

Value

Software (Continued)

1,900

SuccessFactors, Inc. (1)

$
65,873

2,069

Ultimate Software Group, Inc. (The) (1)

115,864

5,272

  VMware, Inc.
(1)

503,107

Total Software

1,494,599

Specialty Retail (2.8%)

4,945

  CarMax, Inc.
(1)

171,592

8,350

Guess?, Inc.

358,967

4,934

Lumber Liquidators Holdings, Inc. (1)

128,037

3,843

  Rue21, Inc.
(1)

115,751

2,405

Urban Outfitters, Inc. (1)

75,661

Total Specialty Retail

850,008

Textiles, Apparel & Luxury Goods (1.9%)

1,380

  Fossil, Inc.
(1)

132,176

3,365

Gildan Activewear, Inc. (1)

125,077

16,235

Volcom, Inc.

320,317

Total Textiles, Apparel & Luxury Goods

577,570

Tobacco (2.4%)

10,325

Philip Morris International, Inc.

716,968

Wireless Telecommunication Services (1.3%)

7,605

American Tower Corp. (1)

397,818

Total Common Stock (Cost: $26,154,386) (96.4%)

28,905,626

Principal Amount

Short-Term Investments

$
1,183,982

  Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $1,210,000, U.S. Treasury Bill,
0.02%, due 05/19/11, valued at $1,209,987) (Total Amount to be Received Upon Repurchase $1,183,983)

1,183,982

Total Short-Term Investments (Cost: $1,183,982) (3.9%)

1,183,982

Total Investments (Cost: $27,338,368) (100.3%)

30,089,608

Liabilities in Excess of Other Assets (–0.3%)

(97,822
)

Net Assets (100.0%)

$
29,991,786

Notes to the Schedule of Investments:

ADR -
American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR -
Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the
ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)

Non-income producing security.

See accompanying notes to financial statements.

TCW Growth Fund

Investments by Industry (Unaudited)
April 30, 2011

Industry

Percentage of Net Assets

Aerospace & Defense

4.3
%

Auto Components

2.2

Beverages

0.9

Biotechnology

3.7

Capital Markets

2.2

Chemicals

5.9

Commercial Banks

0.5

Commercial Services & Supplies

0.8

Communications Equipment

5.1

Computers & Peripherals

5.7

Consumer Finance

0.4

Diversified Financial Services

0.5

Electronic Equipment, Instruments and Components

0.4

Energy Equipment & Services

5.5

Food & Staples Retailing

1.7

Food Products

2.2

Health Care Equipment & Supplies

1.3

Health Care Providers & Services

3.8

Health Care Technology

0.4

Hotels, Restaurants & Leisure

4.1

Household Durables

0.5

Insurance

3.3

Internet & Catalog Retail

0.2

Internet Software & Services

2.7

IT Services

2.0

Life Sciences Tools & Services

1.3

Machinery

3.7

Media

0.3

Multiline Retail

1.2

Oil, Gas & Consumable Fuels

5.4

Pharmaceuticals

1.9

Professional Services

0.5

Road & Rail

2.5

Semiconductors & Semiconductor Equipment

5.9

Software

5.0

Specialty Retail

2.8

Textiles, Apparel & Luxury Goods

1.9

Tobacco

2.4

Wireless Telecommunication Services

1.3

Short-Term Investments

3.9

Total

100.3
%

See accompanying notes to financial statements.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)

Number of Shares

Common Stock

Value

Aerospace & Defense (1.5% of Net Assets)

72,400

Aerovironment, Inc. (1)

$
2,074,260

Air Freight & Logistics (4.2%)

33,600

C.H. Robinson Worldwide, Inc.

2,694,048

55,300

Expeditors International of Washington, Inc.

3,001,131

Total Air Freight & Logistics

5,695,179

Biotechnology (6.9%)

66,500

  Dendreon Corp.
(1)

2,888,095

90,917

Human Genome Sciences, Inc. (1)

2,679,324

53,000

Ironwood Pharmaceuticals, Inc. (1)

774,860

52,900

Vertex Pharmaceuticals, Inc. (1)

2,910,558

Total Biotechnology

9,252,837

Capital Markets (3.8%)

106,000

SEI Investments Co.

2,366,980

41,900

T. Rowe Price Group, Inc.

2,692,075

Total Capital Markets

5,059,055

Chemicals (1.7%)

16,600

CF Industries Holdings, Inc.

2,349,730

Communications Equipment (2.9%)

82,500

Aruba Networks, Inc. (1)

2,964,225

9,900

  F5 Networks, Inc.
(1)

1,003,464

Total Communications Equipment

3,967,689

Consumer Finance (1.8%)

55,500

  Green Dot Corp.
(1)

2,395,380

Diversified Consumer Services (2.8%)

33,083

Capella Education Co. (1)

1,640,917

17,000

Strayer Education, Inc.

2,105,960

Total Diversified Consumer Services

3,746,877

Diversified Financial Services (1.8%)

66,508

  MSCI, Inc.
(1)

2,359,039

Electrical Equipment (1.6%)

25,400

Rockwell Automation, Inc.

2,213,102

Energy Equipment & Services (8.9%)

16,000

CARBO Ceramics, Inc.

2,575,040

38,000

Core Laboratories N.V.

3,647,240

58,000

FMC Technologies, Inc. (1)

2,695,840

35,000

Oceaneering International, Inc. (1)

3,059,700

Total Energy Equipment & Services

11,977,820

See
accompanying notes to financial statements.

TCW Growth Equities Fund

April 30, 2011

Number of Shares

Common Stock

Value

Food Products (3.7%)

74,400

Green Mountain Coffee Roasters, Inc. (1)

$
4,981,824

Health Care Equipment & Supplies (3.8%)

9,100

Intuitive Surgical, Inc. (1)

3,182,270

70,800

  Volcano Corp.
(1)

1,887,528

Total Health Care Equipment & Supplies

5,069,798

Health Care Technology (2.1%)

60,071

  athenahealth, Inc.
(1)

2,777,082

Hotels, Restaurants & Leisure (2.0%)

55,514

Ctrip.com International, Ltd. (ADR) (China) (1)

2,704,642

Household Durables (1.9%)

52,327

Harman International Industries, Inc. (1)

2,539,429

Insurance (2.3%)

45,700

  ACE, Ltd.
(1)

3,073,325

Internet & Catalog Retail (0.4%)

25,828

E-Commerce China Dangdang, Inc. (SP ADR) (China) (1)

594,302

Internet Software & Services (4.6%)

23,400

Baidu.com, Inc. (SP ADR) (China) (1)

3,475,368

2,900

Qihoo 360 Technology Co., Ltd. (ADR) (China) (1)

82,650

45,440

Youku.com, Inc. (SP ADR) (China) (1)

2,686,413

Total Internet Software & Services

6,244,431

IT Services (1.8%)

25,326

Alliance Data Systems Corp. (1)

2,405,970

Oil, Gas & Consumable Fuels (3.9%)

38,800

Brigham Exploration Co. (1)

1,300,964

47,300

Plains Exploration & Production Co. (1)

1,799,292

41,600

Ultra Petroleum Corp. (1)

2,112,864

Total Oil, Gas & Consumable Fuels

5,213,120

Pharmaceuticals (1.9%)

103,100

  Mylan, Inc.
(1)

2,569,252

Professional Services (5.2%)

24,217

  IHS, Inc.
(1)

2,136,908

148,700

Resources Connection, Inc. (1)

2,199,273

89,000

Robert Half International, Inc.

2,699,370

Total Professional Services

7,035,551

Real Estate Management & Development (0.5%)

69,332

China Real Estate Information Corp. (ADR) (China) (1)

605,962

See
accompanying notes to financial statements.

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares

Common Stock

Value

Semiconductors & Semiconductor Equipment (5.0%)

128,300

ARM Holdings PLC (SP ADR) (United Kingdom)

$
4,036,318

57,089

Cavium Networks, Inc. (1)

2,695,742

Total Semiconductors & Semiconductor Equipment

6,732,060

Software (11.0%)

22,927

  ANSYS, Inc.
(1)

1,267,634

100,438

QLIK Technologies, Inc. (1)

3,220,042

29,450

Salesforce.com, Inc. (1)

4,081,770

59,900

SuccessFactors, Inc. (1)

2,076,733

43,447

  VMware, Inc.
(1)

4,146,147

Total Software

14,792,326

Specialty Retail (3.7%)

77,200

  CarMax, Inc.
(1)

2,678,840

76,381

  Rue21, Inc.
(1)

2,300,596

Total Specialty Retail

4,979,436

Textiles, Apparel & Luxury Goods (3.7%)

28,000

  Fossil, Inc.
(1)

2,681,840

62,100

Gildan Activewear, Inc. (1)

2,308,257

Total Textiles, Apparel & Luxury Goods

4,990,097

Total Common Stock (Cost: $94,891,465) (95.4%)

128,399,575

Principal Amount

Short-Term Investments

$
4,408,578

  Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $4,500,000, U.S. Treasury Bill,
0.02%, due 05/19/11, valued at $4,499,950) (Total Amount to be Received Upon Repurchase $4,408,581)

4,408,578

Total Short-Term Investments (Cost: $4,408,578) (3.3%)

4,408,578

Total Investments (Cost: $99,300,043) (98.7%)

132,808,153

Excess of Other Assets over Liabilities (1.3%)

1,758,578

Net Assets (100.0%)

$
134,566,731

Notes to the Schedule of Investments:

ADR -
American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR -
Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the
ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)

Non-income producing security.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Investments by Industry (Unaudited)
April 30, 2011

Industry

Percentage of Net Assets

Aerospace & Defense

1.5
%

Air Freight & Logistics

4.2

Biotechnology

6.9

Capital Markets

3.8

Chemicals

1.7

Communications Equipment

2.9

Consumer Finance

1.8

Diversified Consumer Services

2.8

Diversified Financial Services

1.8

Electrical Equipment

1.6

Energy Equipment & Services

8.9

Food Products

3.7

Health Care Equipment & Supplies

3.8

Health Care Technology

2.1

Hotels, Restaurants & Leisure

2.0

Household Durables

1.9

Insurance

2.3

Internet & Catalog Retail

0.4

Internet Software & Services

4.6

IT Services

1.8

Oil, Gas & Consumable Fuels

3.9

Pharmaceuticals

1.9

Professional Services

5.2

Real Estate Management & Development

0.5

Semiconductors & Semiconductor Equipment

5.0

Software

11.0

Specialty Retail

3.7

Textiles, Apparel & Luxury Goods

3.7

Short-Term Investments

3.3

Total

98.7
%

See accompanying notes to financial statements.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)

Number of Shares

Equity Securities

Value

Common Stock

Argentina (Cost: $326,002) (1.7% of Net Assets)

8,000

Banco Macro S.A. (ADR)

$
295,920

Australia (7.6%)

50,000

  Atlas Iron, Ltd.
(1)

193,090

120,000

Gryphon Minerals, Ltd. (1)

208,287

90,000

Linc Energy, Ltd.

269,989

30,000

Medusa Mining, Ltd.

265,414

50,000

Western Areas NL

369,465

Total Australia (Cost: $1,227,259)

1,306,245

Brazil (6.8%)

30,000

BR Properties S.A.

360,412

60,000

Brasil Brokers Participacoes S.A.

329,900

15,000

CETIP S.A. — Balcao Organizado

248,856

15,000

Fleury S.A.

223,589

Total Brazil (Cost: $1,042,573)

1,162,757

Canada (35.6%)

75,000

  Anvil Mining, Ltd.
(1)

506,527

750,000

Azure Dynamics Corp. (1)

237,806

175,000

  Banro Corp.
(1)

634,413

24,000

Bear Creek Mining Corp. (1)

210,284

150,000

BioExx Specialty Proteins, Ltd. (1)

318,660

100,000

Calvalley Petroleum, Inc. (1)

321,302

95,000

  CGX Energy, Inc
(1)

75,305

60,000

Colossus Minerals, Inc. (1)

544,100

15,000

Continental Gold, Ltd. (1)

133,964

200,000

Ethiopian Potash Corp. (1)

194,472

6,000

Franco-Nevada Corp.

237,933

20,000

HudBay Minerals, Inc.

319,188

3,000

  InterOil Corp.
(1)

190,800

120,000

Madalena Ventures, Inc. (1)

91,317

12,000

Methanex Corp.

387,972

42,000

Nevsun Resources, Ltd. (1)

273,445

40,000

  SEMAFO, Inc.
(1)

339,904

150,000

Shamaran Petroleum Corp. (1)

136,342

9,000

SouthGobi Resources, Ltd. (1)

113,917

150,000

  Stans Energy Corp.
(1)

302,806

10,000

Tahoe Resources, Inc. (1)

227,448

50,000

Uranium Participation Corp. (1)

348,254

Total Canada (Cost: $6,266,554)

6,146,159

China (6.4%)

400,000

China Gas Holdings, Ltd.

155,044

50,000

China Real Estate Information Corp. (ADR) (1)

437,000

See accompanying notes to financial statements.

TCW International Small Cap Fund

April 30, 2011

Number of Shares

Equity Securities

Value

China (Continued)

60,000

ENN Energy Holdings, Ltd.

$
204,989

700,000

Shui On Land, Ltd.

309,376

Total China (Cost: $1,001,972)

1,106,409

Great Britain (4.3%)

95,000

  Afren PLC
(1)

254,463

110,000

Gulf Keystone Petroleum, Ltd. (1)

303,452

500,000

Sable Mining Africa, Ltd. (1)

185,827

Total Great Britain (Cost: $731,997)

743,742

Japan (20.2%)

13,000

  Acom Co., Ltd.
(1)

190,525

100

CyberAgent, Inc.

360,167

60

Digital Garage, Inc. (1)

329,866

7,500

Don Quijote Co., Ltd.

280,892

75

Dr Ci:Labo Co., Ltd.

317,691

85

DWANGO Co., Ltd.

229,793

2,297

  Fidec Corp.
(1)

308,017

50

Kakaku.com, Inc.

288,141

1,750

  Kenedix, Inc.
(1)

319,753

40

M3, Inc.

259,979

25,000

  Promise Co., Ltd.
(1)

213,447

22,000

START TODAY Co., Ltd.

384,611

Total Japan (Cost: $3,419,774)

3,482,882

Mongolia (Cost: $378,652) (2.1%)

300,000

Mongolian Mining Corp. (1)

352,228

Norway (5.9%)

90,000

Opera Software ASA

504,836

400,000

  Polarcus, Ltd.
(1)

518,431

Total Norway (Cost: $1,008,553)

1,023,267

Sierra Leone (Cost: $436,508) (2.4%)

50,000

African Minerals, Ltd. (1)

420,510

South Africa (Cost: $436,754) (2.5%)

300,000

Coal of Africa, Ltd. (1)

427,563

Total Common Stock (Cost: $16,276,598) (95.5%)

16,467,682

See
accompanying notes to financial statements.

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares

Equity Securities

Value

Exchange-Traded Fund (Cost: $356,069) (2.0%)

China (Cost: $356,069) (2.0%)

200,000

iShares Asia Trust — iShares FTSE A50 China Index ETF

$
345,598

Total Equity Securities (Cost: $16,632,667) (97.5%)

16,813,280

Principal Amount

Short-Term Investments

$
1,864,954

  Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $1,905,000 U.S. Treasury Bill,
0.02%, due 05/19/11, valued at $1,904,979) (Total Amount to be Received Upon Repurchase $1,864,956)

1,864,954

Total Short-Term Investments (Cost: $1,864,954) (10.8%)

1,864,954

Total Investments (Cost: $18,497,621) (108.3%)

18,678,234

Liabilities in Excess of Other Assets (–8.3%)

(1,426,028
)

Total Net Assets (100.0%)

$
17,252,206

Notes to the Schedule of Investments:

ADR -
American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

ETF -
Exchange Traded Fund.

(1)

Non-income producing security.

See accompanying notes to financial statements.

TCW International Small Cap Fund

Investments by Industry (Unaudited)
April 30, 2011

Industry

Percentage of Net Assets

Auto Components

1.4
%

Capital Markets

3.5

Chemicals

2.2

Commercial Banks

1.7

Consumer Finance

2.3

Diversified Financial Services

1.8

Energy Equipment & Services

3.0

Food Products

1.8

Gas Utilities

2.1

Health Care Providers & Services

1.3

Health Care Technology

1.5

Internet & Catalog Retail

2.2

Internet Software & Services

4.6

IT Services

1.9

Media

2.1

Metals & Mining

Diversified Metals & Mining

16.3

Gold

14.1

Steel

3.6

Multiline Retail

1.6

Oil, Gas & Consumable Fuels

13.1

Personal Products

1.9

Real Estate Management & Development

10.2

Software

1.3

Exchange-Traded Fund

2.0

Short-Term Investments

10.8

Total

108.3
%

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares

Common Stock

Value

Aerospace & Defense (2.6% of Net Assets)

1,785

Precision Castparts Corp.

$
275,818

Auto Components (1.5%)

2,100

  BorgWarner, Inc.
(1)

162,204

Beverages (1.9%)

3,050

Coca-Cola Co. (The)

205,753

Capital Markets (1.5%)

1,085

Goldman Sachs Group, Inc. (The)

163,846

Chemicals (9.0%)

3,025

Air Products & Chemicals, Inc.

288,948

1,650

CF Industries Holdings, Inc.

233,558

5,875

LyondellBasell Industries NV (1)

261,437

2,500

Mosaic Co. (The)

187,150

Total Chemicals

971,093

Communications Equipment (4.5%)

3,925

  JDS Uniphase Corp.
(1)

81,797

7,150

Qualcomm, Inc.

406,406

Total Communications Equipment

488,203

Computers & Peripherals (9.7%)

2,230

  Apple, Inc.
(1)

776,553

9,350

  EMC Corp.
(1)

264,979

Total Computers & Peripherals

1,041,532

Energy Equipment & Services (6.6%)

4,425

Cameron International Corp. (1)

233,286

4,690

FMC Technologies, Inc. (1)

217,991

5,225

Halliburton Co.

263,758

Total Energy Equipment & Services

715,035

Health Care Providers & Services (11.2%)

11,700

Express Scripts, Inc. (1)

663,858

7,190

Medco Health Solutions, Inc. (1)

426,583

2,275

UnitedHealth Group, Inc.

111,998

Total Health Care Providers & Services

1,202,439

Hotels, Restaurants & Leisure (3.9%)

3,275

Starbucks Corp.

118,522

2,650

Starwood Hotels & Resorts Worldwide, Inc.

157,861

975

  Wynn Resorts, Ltd.
(1)

143,471

Total Hotels, Restaurants & Leisure

419,854

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

April 30, 2011

Number of Shares	Common Stock	Value

	Industrial Conglomerates (1.1%)
4,450	Textron, Inc.	$116,145

	Insurance (2.8%)
5,400	Aflac, Inc.	303,426

	Internet Software & Services (5.7%)
1,000	Baidu.com, Inc. (SP ADR) (China) (1)	148,520
1,375	Equinix, Inc. (1)	138,408
595	Google, Inc. (1)	323,739

	Total Internet Software & Services	610,667

	IT Services (5.0%)
2,075	Cognizant Technology Solutions Corp. (1)	172,018
905	MasterCard, Inc.	249,680
2,025	Teradata Corp. (1)	113,238

	Total IT Services	534,936

	Machinery (7.9%)
2,855	Cummins, Inc.	343,114
3,070	Danaher Corp.	169,587
1,385	Flowserve Corp.	175,368
3,100	PACCAR, Inc.	164,641

	Total Machinery	852,710

	Metals & Mining (1.6%)
3,275	Teck Resources, Ltd. — Class B (1)	177,669

	Multiline Retail (1.6%)
3,100	Dollar Tree, Inc. (1)	178,250

	Oil, Gas & Consumable Fuels (5.1%)
8,200	Denbury Resources, Inc. (1)	185,074
2,450	InterOil Corp. (1)	155,820
2,075	Pioneer Natural Resources Co.	212,127

	Total Oil, Gas & Consumable Fuels	553,021

	Professional Services (1.3%)
4,775	Robert Half International, Inc.	144,826

	Road & Rail (2.2%)
2,075	Kansas City Southern (1)	120,578
1,100	Union Pacific Corp.	113,817

	Total Road & Rail	234,395

	Semiconductors & Semiconductor Equipment (1.8%)
6,075	ARM Holdings PLC (SP ADR) (United Kingdom)	191,120

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Software (2.3%)
2,585	VMware, Inc. (1)	$246,687

	Specialty Retail (2.1%)
3,180	Guess?, Inc.	136,708
3,415	Lowe’s Cos., Inc.	89,644

	Total Specialty Retail	226,352

	Tobacco (2.6%)
3,975	Philip Morris International, Inc.	276,024

	Wireless Telecommunication Services (2.9%)
5,975	American Tower Corp. (1)	312,552

	Total Common Stock (Cost: $7,850,112) (98.4%)	10,604,557

Principal Amount	Short-Term Investments
$236,493	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $245,000, U.S. Treasury Bill, 0.02%, due 5/19/11, valued at $244,997) Total Amount to be Received Upon Repurchase $236,493)	236,493

	Total Short-Term Investments (Cost: $236,493) (2.2%)	236,493

	Total Investments (Cost: $8,086,605) (100.6%)	10,841,050
	Liabilities in Excess of Other Assets (–0.6%)	(60,910)

	Net Assets (100.0%)	$10,780,140

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	2.6%
Auto Components	1.5
Beverages	1.9
Capital Markets	1.5
Chemicals	9.0
Communications Equipment	4.5
Computers & Peripherals	9.7
Energy Equipment & Services	6.6
Health Care Providers & Services	11.2
Hotels, Restaurants & Leisure	3.9
IT Services	5.0
Industrial Conglomerates	1.1
Insurance	2.8
Internet Software & Services	5.7
Machinery	7.9
Metals & Mining	1.6
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	5.1
Professional Services	1.3
Road & Rail	2.2
Semiconductors & Semiconductor Equipment	1.8
Software	2.3
Specialty Retail	2.1
Tobacco	2.6
Wireless Telecommunication Services	2.9
Short-Term Investments	2.2

Total	100.6%

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.1% of Net Assets)
263,509	Honeywell International, Inc.	$16,134,656

	Auto Components (0.9%)
262,300	Dana Holding Corp. (1)	4,765,991

	Capital Markets (6.0%)
187,300	Ameriprise Financial, Inc.	11,623,838
403,600	Morgan Stanley	10,554,140
187,600	State Street Corp.	8,732,780

	Total Capital Markets	30,910,758

	Communications Equipment (2.9%)
250,753	Motorola Mobility Holdings, Inc. (1)	6,534,623
188,761	Motorola Solutions, Inc. (1)	8,660,355

	Total Communications Equipment	15,194,978

	Computers & Peripherals (2.1%)
690,100	Dell, Inc. (1)	10,703,451

	Consumer Finance (1.9%)
201,150	American Express Co.	9,872,442

	Diversified Financial Services (3.1%)
357,518	JPMorgan Chase & Co.	16,313,546

	Diversified Telecommunication Services (2.4%)
393,000	AT&T, Inc.	12,230,160

	Electric Utilities (2.0%)
282,650	American Electric Power Co., Inc.	10,311,072

	Electronic Equipment, Instruments and Components (4.0%)
916,494	Flextronics International, Ltd. (1)	6,387,963
403,075	TE Connectivity, Ltd.	14,450,239

	Total Electronic Equipment, Instruments and Components	20,838,202

	Energy Equipment & Services (6.6%)
166,200	Baker Hughes, Inc.	12,865,542
235,200	Ensco International PLC (SP ADR) (United Kingdom)	14,022,624
232,200	Nabors Industries, Ltd. (1)	7,114,608

	Total Energy Equipment & Services	34,002,774

	Food Products (2.6%)
398,200	Kraft Foods, Inc.	13,371,556

	Health Care Equipment & Supplies (1.9%)
444,180	Hologic, Inc. (1)	9,780,844

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

April 30, 2011

Number of Shares	Common Stock	Value

	Health Care Providers & Services (1.3%)
957,050	Tenet Healthcare Corp. (1)	$6,632,357

	Household Durables (1.8%)
480,063	Lennar Corp.	9,116,396

	Household Products (3.1%)
78,500	Energizer Holdings, Inc. (1)	5,929,105
153,650	Kimberly-Clark Corp.	10,150,119

	Total Household Products	16,079,224

	Industrial Conglomerates (7.0%)
552,100	General Electric Co.	11,290,445
487,000	Textron, Inc.	12,710,700
247,025	Tyco International, Ltd.	12,039,998

	Total Industrial Conglomerates	36,041,143

	Insurance (4.9%)
149,300	Allstate Corp. (The)	5,052,312
416,900	MBIA, Inc. (1)	4,302,408
251,000	Travelers Cos., Inc. (The)	15,883,280

	Total Insurance	25,238,000

	Internet Software & Services (1.9%)
551,100	Yahoo!, Inc. (1)	9,782,025

	IT Services (2.7%)
82,900	International Business Machines Corp.	14,141,082

	Machinery (2.3%)
343,400	Terex Corp. (1)	11,943,452

	Media (5.6%)
347,800	CBS Corp. — Class B	8,771,516
525,900	Comcast Corp.	13,799,616
167,316	Time Warner, Inc.	6,334,584

	Total Media	28,905,716

	Metals & Mining (3.7%)
624,600	Alcoa, Inc.	10,618,200
174,100	United States Steel Corp.	8,306,311

	Total Metals & Mining	18,924,511

	Oil, Gas & Consumable Fuels (8.8%)
71,700	Anadarko Petroleum Corp.	5,659,998
181,800	Chevron Corp.	19,896,192
150,100	Devon Energy Corp.	13,659,100
223,800	Valero Energy Corp.	6,333,540

	Total Oil, Gas & Consumable Fuels	45,548,830

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Paper & Forest Products (1.5%)
231,600	MeadWestvaco Corp.	$7,802,604

	Pharmaceuticals (4.2%)
84,500	Johnson & Johnson	5,553,340
768,100	Pfizer, Inc.	16,099,376

	Total Pharmaceuticals	21,652,716

	Semiconductors & Semiconductor Equipment (2.2%)
482,400	Intel Corp.	11,186,856

	Software (2.3%)
219,500	CA, Inc.	5,397,505
344,100	Symantec Corp. (1)	6,761,565

	Total Software	12,159,070

	Specialty Retail (4.0%)
347,420	Gap, Inc. (The)	8,074,041
337,700	Home Depot, Inc. (The)	12,542,178

	Total Specialty Retail	20,616,219

	Wireless Telecommunication Services (1.4%)
1,422,600	Sprint Nextel Corp. (1)	7,369,068

	Total Common Stock (Cost: $448,710,367) (98.2%)	507,569,699

Principal Amount	Short-Term Investments
$9,336,640	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $9,525,000, U.S. Treasury Bill, 0.02%, due 05/19/11, valued at $9,524,894) (Total Amount to be Received Upon Repurchase $9,336,647)	9,336,640

	Total Short-Term Investments (Cost: $9,336,640) (1.8%)	9,336,640

	Total Investments (Cost: $458,047,007) (100.0%)	516,906,339
	Excess of Other Assets over Liabilities (0.0%)	242,036

	Net Assets (100.0%)	$517,148,375

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	April 30, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	3.1%
Auto Components	0.9
Capital Markets	6.0
Communications Equipment	2.9
Computers & Peripherals	2.1
Consumer Finance	1.9
Diversified Financial Services	3.1
Diversified Telecommunication Services	2.4
Electric Utilities	2.0
Electronic Equipment, Instruments and Components	4.0
Energy Equipment & Services	6.6
Food Products	2.6
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	1.3
Household Durables	1.8
Household Products	3.1
Industrial Conglomerates	7.0
Insurance	4.9
Internet Software & Services	1.9
IT Services	2.7
Machinery	2.3
Media	5.6
Metals & Mining	3.7
Oil, Gas & Consumable Fuels	8.8
Paper & Forest Products	1.5
Pharmaceuticals	4.2
Semiconductors & Semiconductor Equipment	2.2
Software	2.3
Specialty Retail	4.0
Wireless Telecommunication Services	1.4
Short-Term Investments	1.8

Total	100.0%

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Auto Components (2.6% of Net Assets)
1,350	Autoliv, Inc.	$108,176
13,050	Dana Holding Corp. (1)	237,118
6,650	Tenneco, Inc. (1)	307,296

	Total Auto Components	652,590

	Biotechnology (1.0%)
33,250	Exact Sciences Corp. (1)	266,333

	Building Products (0.5%)
11,100	NCI Building Systems, Inc. (1)	137,418

	Capital Markets (5.9%)
27,289	Apollo Investment Corp.	323,375
6,900	Calamos Asset Management, Inc.	112,263
16,850	Cohen & Steers, Inc.	530,101
6,865	E*TRADE Financial Corp. (1)	111,487
2,750	Lazard, Ltd.	112,750
8,800	Piper Jaffray Cos., Inc. (1)	315,480

	Total Capital Markets	1,505,456

	Chemicals (2.3%)
1,350	Albemarle Corp.	95,243
7,950	H. B. Fuller Co.	173,707
21,600	PolyOne Corp. (1)	312,768

	Total Chemicals	581,718

	Commercial Banks (1.7%)
21,150	Boston Private Financial Holdings, Inc.	147,839
18,250	TCF Financial Corp.	284,517

	Total Commercial Banks	432,356

	Commercial Services & Supplies (1.5%)
8,750	Corrections Corp. of America (1)	217,788
7,000	Tetra Tech, Inc. (1)	165,340

	Total Commercial Services & Supplies	383,128

	Communications Equipment (1.6%)
20,150	Brocade Communications Systems, Inc. (1)	125,938
16,600	Ixia (1)	271,244

	Total Communications Equipment	397,182

	Computers & Peripherals (4.2%)
14,850	Avid Technology, Inc. (1)	275,913
35,450	Cray, Inc. (1)	238,224
15,900	Intevac, Inc. (1)	194,457
20,000	Silicon Graphics International Corp. (1)	367,600

	Total Computers & Peripherals	1,076,194

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

April 30, 2011

Number of Shares	Common Stock	Value

	Construction & Engineering (1.5%)
1,200	Jacobs Engineering Group, Inc. (1)	$59,532
13,800	Orion Marine Group, Inc. (1)	142,554
1,850	Shaw Group, Inc. (1)	71,965
12,775	UniTek Global Services, Inc. (1)	121,235

	Total Construction & Engineering	395,286

	Containers & Packaging (0.3%)
2,950	Packaging Corp. of America	84,164

	Diversified Financial Services (0.8%)
19,450	KKR Financial Holdings LLC	196,445

	Diversified Telecommunication Services (0.7%)
1,350	Hawaiian Telcom Holdco, Inc. (1)	40,095
8,650	Neutral Tandem, Inc. (1)	132,259

	Total Diversified Telecommunication Services	172,354

	Electrical Equipment (1.0%)
10,650	GrafTech International, Ltd. (1)	247,080

	Energy Equipment & Services (4.0%)
25,600	Key Energy Services, Inc. (1)	465,920
28,600	Newpark Resources, Inc. (1)	258,258
2,800	Patterson-UTI Energy, Inc.	87,108
13,750	Pioneer Drilling Co. (1)	213,125

	Total Energy Equipment & Services	1,024,411

	Food Products (1.6%)
7,950	Hain Celestial Group, Inc. (The) (1)	270,379
6,850	Snyders-Lance, Inc.	135,288

	Total Food Products	405,667

	Health Care Equipment & Supplies (3.4%)
16,500	Invacare Corp.	542,850
15,850	Synovis Life Technologies, Inc. (1)	323,181

	Total Health Care Equipment & Supplies	866,031

	Health Care Providers & Services (4.6%)
7,600	America Service Group, Inc.	196,080
3,300	Catalyst Health Solutions, Inc. (1)	196,548
20,150	Kindred Healthcare, Inc. (1)	508,183
12,650	Triple-S Management Corp. — Class B (1)	264,891

	Total Health Care Providers & Services	1,165,702

	Hotels, Restaurants & Leisure (2.6%)
9,300	California Pizza Kitchen, Inc. (1)	148,800
17,100	Luby’s, Inc. (1)	85,500

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Hotels, Restaurants & Leisure (Continued)
19,550	Pinnacle Entertainment, Inc. (1)	$271,354
6,000	Red Robin Gourmet Burgers, Inc. (1)	163,140

	Total Hotels, Restaurants & Leisure	668,794

	Household Durables (2.9%)
25,500	Furniture Brands International, Inc. (1)	123,420
1,800	Harman International Industries, Inc. (1)	87,354
18,450	KB Home	217,894
6,600	Lennar Corp.	125,334
8,155	Pulte Group, Inc. (1)	66,300
5,450	Toll Brothers, Inc. (1)	114,505

	Total Household Durables	734,807

	Insurance (3.7%)
5,650	American Financial Group, Inc.	202,100
7,900	Assured Guaranty, Ltd.	134,300
12,997	Hilltop Holdings, Inc. (1)	126,071
19,600	MBIA, Inc. (1)	202,272
12,300	Old Republic International Corp.	155,841
1,900	Reinsurance Group of America, Inc.	120,270

	Total Insurance	940,854

	IT Services (2.6%)
47,350	Global Cash Access Holdings, Inc. (1)	156,255
26,700	PRGX Global, Inc. (1)	209,328
9,885	Unisys Corp. (1)	293,387

	Total IT Services	658,970

	Leisure Equipment & Products (1.4%)
24,870	Callaway Golf Co.	176,080
6,300	Pool Corp.	190,638

	Total Leisure Equipment & Products	366,718

	Machinery (8.1%)
5,900	AGCO Corp. (1)	339,722
30,850	Federal Signal Corp.	208,237
2,900	Gardner Denver, Inc. (1)	250,589
3,650	Harsco Corp.	129,940
14,650	Terex Corp. (1)	509,527
8,750	Wabtec Corp.	624,575

	Total Machinery	2,062,590

	Marine (1.4%)
6,500	Kirby Corp. (1)	369,070

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

April 30, 2011

Number of Shares	Common Stock	Value

	Media (1.0%)
23,400	Sinclair Broadcast Group, Inc. (1)	$268,866

	Metals & Mining (3.3%)
2,750	Allegheny Technologies, Inc.	198,000
18,450	Commercial Metals Co.	309,222
8,500	Thompson Creek Metals Co., Inc. (1)	104,805
11,000	Worthington Industries, Inc.	237,270

	Total Metals & Mining	849,297

	Multi-Utilities (3.2%)
17,000	Avista Corp.	413,950
12,100	NorthWestern Corp.	393,855

	Total Multi-Utilities	807,805

	Oil, Gas & Consumable Fuels (3.5%)
3,450	Arch Coal, Inc.	118,335
35,300	BPZ Resources, Inc. (1)	168,028
5,400	Petroleum Development Corp. (1)	215,028
9,850	Rex Energy Corp. (1)	126,375
10,200	Tesoro Corp. (1)	276,624

	Total Oil, Gas & Consumable Fuels	904,390

	Paper & Forest Products (0.5%)
8,700	Glatfelter Co.	118,320

	Pharmaceuticals (0.7%)
7,150	Mylan, Inc. (1)	178,178

	Professional Services (2.6%)
3,200	Heidrick & Struggles International, Inc.	74,880
35,650	On Assignment, Inc. (1)	391,080
10,500	SFN Group, Inc. (1)	110,565
6,500	TrueBlue, Inc. (1)	91,520

	Total Professional Services	668,045

	Real Estate Investment Trusts (REITs) (3.8%)
5,600	Agree Realty Corp.	130,984
4,500	Hatteras Financial Corp.	127,845
25,550	Medical Properties Trust, Inc.	315,287
13,250	MFA Financial, Inc.	105,735
18,500	Redwood Trust, Inc.	292,855

	Total Real Estate Investment Trusts (REITs)	972,706

	Real Estate Management & Development (2.4%)
11,250	FirstService Corp. (1)	429,581
1,900	Jones Lang Lasalle, Inc.	194,522

	Total Real Estate Management & Development	624,103

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Road & Rail (4.1%)
8,350	Con-way, Inc.	$324,982
19,100	Saia, Inc. (1)	317,060
22,700	USA Truck, Inc. (1)	282,615
7,150	Vitran Corp, Inc. (1)	111,468

	Total Road & Rail	1,036,125

	Semiconductors & Semiconductor Equipment (7.3%)
39,274	Brooks Automation, Inc. (1)	480,321
23,400	Fairchild Semiconductor International, Inc. (1)	490,698
5,050	International Rectifier Corp. (1)	174,528
16,450	LSI Corp. (1)	120,579
112,350	Mattson Technology, Inc. (1)	260,652
10,650	Novellus Systems, Inc. (1)	341,865

	Total Semiconductors & Semiconductor Equipment	1,868,643

	Software (0.7%)
17,150	Cadence Design Systems, Inc. (1)	178,017

	Specialty Retail (2.3%)
3,950	American Eagle Outfitters, Inc.	61,462
8,550	ANN, Inc. (1)	266,846
6,350	Asbury Automotive Group, Inc. (1)	109,855
5,600	GameStop Corp. (1)	143,808

	Total Specialty Retail	581,971

	Textiles, Apparel & Luxury Goods (1.3%)
54,100	Liz Claiborne, Inc. (1)	340,289

	Transportation Infrastructure (0.3%)
10,000	Aegean Marine Petroleum Network, Inc.	86,400

	Total Common Stock (Cost: $20,632,242) (98.9%)	25,274,473

Principal Amount	Short-Term Investments
$228,244	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $235,000, U.S. Treasury Bill, 0.02%, due 05/19/11, valued at $234,997) (Total Amount to be Received Upon Repurchase $228,245)	228,244

	Total Short-Term Investments (Cost: $228,244) (0.9%)	228,244

	Total Investments (Cost: $20,860,486) (99.8%)	25,502,717
	Excess of Other Assets over Liabilities (0.2%)	39,593

	Net Assets (100.0%)	$25,542,310

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Investments by Industry (Unaudited)	April 30, 2011

Industry	Percentage of Net Assets
Auto Components	2.6%
Biotechnology	1.0
Building Products	0.5
Capital Markets	5.9
Chemicals	2.3
Commercial Banks	1.7
Commercial Services & Supplies	1.5
Communications Equipment	1.6
Computers & Peripherals	4.2
Construction & Engineering	1.5
Containers & Packaging	0.3
Diversified Financial Services	0.8
Diversified Telecommunication Services	0.7
Electrical Equipment	1.0
Energy Equipment & Services	4.0
Food Products	1.6
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	4.6
Hotels, Restaurants & Leisure	2.6
Household Durables	2.9
Insurance	3.7
IT Services	2.6
Leisure Equipment & Products	1.4
Machinery	8.1
Marine	1.4
Media	1.0
Metals & Mining	3.3
Multi-Utilities	3.2
Oil, Gas & Consumable Fuels	3.5
Paper & Forest Products	0.5
Pharmaceuticals	0.7
Professional Services	2.6
Real Estate Investment Trusts (REITs)	3.8
Real Estate Management & Development	2.4
Road & Rail	4.1
Semiconductors & Semiconductor Equipment	7.3
Software	0.7
Specialty Retail	2.3
Textiles, Apparel & Luxury Goods	1.3
Transportation Infrastructure	0.3
Short-Term Investments	0.9

Total	99.8%

See accompanying notes to financial statements.

TCW Select Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.7% of Net Assets)
99,050	Precision Castparts Corp.	$15,305,206

	Air Freight & Logistics (7.2%)
340,224	C.H. Robinson Worldwide, Inc.	27,279,160
257,411	Expeditors International of Washington, Inc.	13,969,695

	Total Air Freight & Logistics	41,248,855

	Capital Markets (2.1%)
650,600	Charles Schwab Corp. (The)	11,912,486

	Chemicals (3.3%)
176,300	Praxair, Inc.	18,761,846

	Communications Equipment (5.5%)
556,708	Qualcomm, Inc.	31,643,283

	Computers & Peripherals (6.2%)
101,430	Apple, Inc. (1)	35,320,969

	Electrical Equipment (2.7%)
176,772	Rockwell Automation, Inc.	15,402,144

	Energy Equipment & Services (9.3%)
365,408	FMC Technologies, Inc. (1)	16,984,164
161,665	Oceaneering International, Inc. (1)	14,132,754
247,316	Schlumberger, Ltd.	22,196,611

	Total Energy Equipment & Services	53,313,529

	Food & Staples Retailing (3.0%)
148,424	Costco Wholesale Corp.	12,010,470
152,050	CVS Caremark Corp.	5,510,292

	Total Food & Staples Retailing	17,520,762

	Food Products (2.6%)
223,600	Mead Johnson Nutrition Co.	14,954,368

	Health Care Equipment & Supplies (5.8%)
41,069	Intuitive Surgical, Inc. (1)	14,361,829
270,127	Varian Medical Systems, Inc. (1)	18,962,916

	Total Health Care Equipment & Supplies	33,324,745

	Health Care Technology (3.7%)
174,883	Cerner Corp. (1)	21,017,439

	Insurance (2.1%)
178,200	ACE, Ltd.	11,983,950

	Internet & Catalog Retail (6.8%)
109,910	Amazon.com, Inc. (1)	21,597,315

See accompanying notes to financial statements.

TCW Select Equities Fund

April 30, 2011

Number of Shares	Common Stock	Value

	Internet & Catalog Retail (Continued)
31,700	Priceline.com, Inc. (1)	$17,340,217

	Total Internet & Catalog Retail	38,937,532

	Internet Software & Services (6.9%)
97,600	Baidu.com, Inc. (SP ADR) (China) (1)	14,495,552
45,979	Google, Inc. (1)	25,017,174

	Total Internet Software & Services	39,512,726

	IT Services (5.5%)
239,646	Cognizant Technology Solutions Corp. (1)	19,866,653
152,206	Visa, Inc.	11,890,333

	Total IT Services	31,756,986

	Life Sciences Tools & Services (2.7%)
282,209	Life Technologies Corp. (1)	15,577,937

	Metals & Mining (1.4%)
196,600	Silver Wheaton Corp.	7,985,892

	Oil, Gas & Consumable Fuels (3.7%)
184,800	Occidental Petroleum Corp.	21,120,792

	Pharmaceuticals (4.9%)
214,300	Allergan, Inc.	17,049,708
242,100	Teva Pharmaceutical Industries, Ltd. (SP ADR) (Israel)	11,071,233

	Total Pharmaceuticals	28,120,941

	Semiconductors & Semiconductor Equipment (1.9%)
348,700	ARM Holdings PLC (SP ADR) (United Kingdom)	10,970,102

	Software (3.2%)
133,937	Salesforce.com, Inc. (1)	18,563,668

	Wireless Telecommunication Services (4.0%)
436,232	American Tower Corp. (1)	22,819,296

	Total Common Stock (Cost: $335,019,286) (97.2%)	557,075,454

See accompanying notes to financial statements.

TCW Select Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

$15,936,597	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $16,260,000 U.S. Treasury Bill, 0.02%, due 05/19/11, valued at $16,259,819) (Total Amount to be Received Upon Repurchase $15,936,610)	$15,936,597

	Total Short-Term Investments (Cost: $15,936,597) (2.8%)	15,936,597

	Total Investments (Cost: $350,955,883) (100.0%)	573,012,051
	Excess of Other Assets over Liabilities (0.0%)	57,397

	Net Assets (100.0%)	$573,069,448

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Select Equities Fund

Investments by Industry (Unaudited)	April 30, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	2.7%
Air Freight & Logistics	7.2
Capital Markets	2.1
Chemicals	3.3
Communications Equipment	5.5
Computers & Peripherals	6.2
Electrical Equipment	2.7
Energy Equipment & Services	9.3
Food & Staples Retailing	3.0
Food Products	2.6
Health Care Equipment & Supplies	5.8
Health Care Technology	3.7
Insurance	2.1
Internet & Catalog Retail	6.8
Internet Software & Services	6.9
IT Services	5.5
Life Sciences Tools & Services	2.7
Metals & Mining	1.4
Oil, Gas & Consumable Fuels	3.7
Pharmaceuticals	4.9
Semiconductors & Semiconductor Equipment	1.9
Software	3.2
Wireless Telecommunication Services	4.0
Short-Term Investments	2.8

Total	100.0%

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Biotechnology (7.0% of Net Assets)
753,306	ArQule, Inc. (1)	$5,318,340
373,748	AVEO Pharmaceuticals, Inc. (1)	5,815,519
1,672,212	Chelsea Therapeutics International, Ltd. (1)	7,876,119
349,190	Genomic Health, Inc. (1)	9,532,887
1,033,783	Human Genome Sciences, Inc. (1)	30,465,585
212,820	InterMune, Inc. (1)	9,500,285
410,700	Ironwood Pharmaceuticals, Inc. (1)	6,004,434
253,838	Targacept, Inc. (1)	6,137,803
360,505	YM Biosciences, Inc. (1)	1,186,061

	Total Biotechnology	81,837,033

	Capital Markets (2.1%)
130,347	Financial Engines, Inc. (1)	3,705,765
1,724,326	Janus Capital Group, Inc.	20,985,048

	Total Capital Markets	24,690,813

	Commercial Banks (2.1%)
398,200	SVB Financial Group (1)	24,067,208
122,883	Wilshire Bancorp, Inc. (1)	491,532

	Total Commercial Banks	24,558,740

	Commercial Services & Supplies (3.5%)
309,673	Clean Harbors, Inc. (1)	30,502,790
781,450	Higher One Holdings, Inc. (1)	11,010,631

	Total Commercial Services & Supplies	41,513,421

	Communications Equipment (2.0%)
652,883	Aruba Networks, Inc. (1)	23,458,086

	Computers & Peripherals (4.0%)
2,052,900	SMART Technologies, Inc. (1)	20,446,884
483,853	Stratasys, Inc. (1)	26,055,484

	Total Computers & Peripherals	46,502,368

	Construction & Engineering (1.2%)
573,743	Insituform Technologies, Inc. (1)	14,521,435

	Consumer Finance (1.1%)
289,943	Green Dot Corp. (1)	12,513,940

	Diversified Consumer Services (1.2%)
283,100	Capella Education Co. (1)	14,041,760

	Electronic Equipment, Instruments and Components (3.0%)
1,008,158	Hollysys Automation Technologies, Ltd. (1)	12,107,977
418,785	Universal Display Corp. (1)	23,008,048

	Total Electronic Equipment, Instruments and Components	35,116,025

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

April 30, 2011

Number of Shares	Common Stock	Value

	Energy Equipment & Services (3.2%)
216,480	Core Laboratories N.V.	$20,777,751
185,955	Lufkin Industries, Inc.	17,169,225

	Total Energy Equipment & Services	37,946,976

	Food & Staples Retailing (1.8%)
485,200	United Natural Foods, Inc. (1)	20,713,188

	Food Products (4.4%)
766,300	Green Mountain Coffee Roasters, Inc. (1)	51,311,448

	Health Care Equipment & Supplies (6.8%)
419,225	Delcath Systems, Inc. (1)	2,963,921
1,033,559	Dexcom, Inc. (1)	17,208,757
137,895	HeartWare International, Inc. (1)	10,288,346
500,177	MAKO Surgical Corp. (1)	13,739,862
364,200	Masimo Corp.	12,670,518
848,115	Volcano Corp. (1)	22,610,746

	Total Health Care Equipment & Supplies	79,482,150

	Health Care Technology (1.8%)
384,337	athenahealth, Inc. (1)	17,767,899
140,404	ePocrates, Inc. (1)	3,285,454

	Total Health Care Technology	21,053,353

	Hotels, Restaurants & Leisure (4.4%)
789,836	7 Days Group Holdings, Ltd. (ADR) (China) (1)	18,150,431
381,600	BJ’s Restaurants, Inc. (1)	17,916,120
1,002,527	California Pizza Kitchen, Inc. (1)	16,040,432

	Total Hotels, Restaurants & Leisure	52,106,983

	Household Durables (1.0%)
68,130	Harman International Industries, Inc.	3,306,349
229,169	iRobot Corp. (1)	8,117,166

	Total Household Durables	11,423,515

	Insurance (1.8%)
937,719	Tower Group, Inc.	21,445,634

	Internet & Catalog Retail (1.6%)
614,800	Makemytrip, Ltd. (1)	19,384,644

	Internet Software & Services (2.2%)
306,290	IntraLinks Holdings, Inc. (1)	9,727,770
276,096	Youku.com, Inc. (ADR) (China) (1)	16,322,796

	Total Internet Software & Services	26,050,566

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Life Sciences Tools & Services (0.2%)
173,146	Fluidigm Corp. (1)	$2,865,566

	Machinery (1.3%)
315,519	Chart Industries, Inc. (1)	15,337,379

	Oil, Gas & Consumable Fuels (3.8%)
321,434	Berry Petroleum Co.	17,077,788
500,800	Brigham Exploration Co. (1)	16,791,824
599,805	Houston American Energy Corp.	11,030,414

	Total Oil, Gas & Consumable Fuels	44,900,026

	Pharmaceuticals (7.6%)
188,950	Ardea Biosciences, Inc. (1)	5,356,732
139,494	Auxilium Pharmaceuticals, Inc. (1)	3,398,074
1,315,912	BioMimetic Therapeutics, Inc. (1)	17,725,335
558,069	Cardiome Pharma Corp. (1)	2,991,250
1,452,239	Corcept Therapeutics, Inc. (1)	6,389,852
677,400	Impax Laboratories, Inc. (1)	18,547,212
352,433	MAP Pharmaceuticals, Inc. (1)	5,434,517
956,143	Mylan, Inc. (1)	23,827,083
426,100	Optimer Pharmaceuticals, Inc. (1)	5,381,643

	Total Pharmaceuticals	89,051,698

	Professional Services (1.0%)
758,074	Resources Connection, Inc. (1)	11,211,914

	Real Estate Management & Development (0.4%)
583,908	China Real Estate Information Corp. (ADR) (China) (1)	5,103,356

	Road & Rail (2.1%)
266,601	Kansas City Southern (1)	15,492,184
336,060	Zipcar, Inc. (1)	8,666,987

	Total Road & Rail	24,159,171

	Semiconductors & Semiconductor Equipment (5.2%)
355,303	Cavium Networks, Inc. (1)	16,777,407
90,500	Hittite Microwave Corp. (1)	5,827,295
1,366,712	MaxLinear, Inc. (1)	12,833,426
625,900	Power Integrations, Inc.	25,248,806

	Total Semiconductors & Semiconductor Equipment	60,686,934

	Software (11.7%)
397,451	Fortinet, Inc. (1)	19,355,864
120,693	Longtop Financial Technologies, Ltd. (SP ADR) (China) (1)	2,722,834
74,602	MicroStrategy, Inc. (1)	10,541,263
162,280	Pegasystems, Inc.	6,025,456
1,279,401	PROS Holdings, Inc. (1)	20,061,008

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

April 30, 2011

Number of Shares	Common Stock	Value

	Software (Continued)
456,634	QLIK Technologies, Inc. (1)	$14,639,686
578,400	RealD, Inc. (1)	16,819,872
290,950	SuccessFactors, Inc. (1)	10,087,236
1,258,400	Take-Two Interactive Software, Inc. (1)	20,360,912
308,931	Ultimate Software Group, Inc. (The) (1)	17,300,136

	Total Software	137,914,267

	Specialty Retail (3.5%)
749,402	Lumber Liquidators Holdings, Inc. (1)	19,446,982
1,642,088	Pacific Sunwear of California, Inc. (1)	5,238,261
565,442	Rue21, Inc. (1)	17,031,113

	Total Specialty Retail	41,716,356

	Textiles, Apparel & Luxury Goods (1.7%)
57,220	Steven Madden, Ltd. (1)	3,041,243
869,424	Volcom, Inc.	17,153,736

	Total Textiles, Apparel & Luxury Goods	20,194,979

	Trading Companies & Distributors (1.5%)
289,809	WESCO International, Inc. (1)	17,953,668

	Total Common Stock (Cost: $873,572,175) (96.2%)	1,130,767,392

Principal Amount	Short-Term Investments
$54,030,604	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $55,115,000, U.S. Treasury Bill, 0.02%, due 05/19/11, valued at $55,114,388) (Total Amount to be Received Upon Repurchase $54,030,649)	54,030,604

	Total Short-Term Investments (Cost: $54,030,604) (4.6%)	54,030,604

	Total Investments (Cost: $927,602,779) (100.8%)	1,184,797,996
	Liabilities in Excess of Other Assets (–0.8%)	(9,663,417)

	Net Assets (100.0%)	$1,175,134,579

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Biotechnology	7.0%
Capital Markets	2.1
Commercial Banks	2.1
Commercial Services & Supplies	3.5
Communications Equipment	2.0
Computers & Peripherals	4.0
Construction & Engineering	1.2
Consumer Finance	1.1
Diversified Consumer Services	1.2
Electronic Equipment, Instruments and Components	3.0
Energy Equipment & Services	3.2
Food & Staples Retailing	1.8
Food Products	4.4
Health Care Equipment & Supplies	6.8
Health Care Technology	1.8
Hotels, Restaurants & Leisure	4.4
Household Durables	1.0
Insurance	1.8
Internet & Catalog Retail	1.6
Internet Software & Services	2.2
Life Sciences Tools & Services	0.2
Machinery	1.3
Oil, Gas & Consumable Fuels	3.8
Pharmaceuticals	7.6
Professional Services	1.0
Real Estate Management & Development	0.4
Road & Rail	2.1
Semiconductors & Semiconductor Equipment	5.2
Software	11.7
Specialty Retail	3.5
Textiles, Apparel & Luxury Goods	1.7
Trading Companies & Distributors	1.5
Short-Term Investments	4.6

Total	100.8%

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	April 30, 2011

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.0% of Net Assets)
8,555	Spirit AeroSystems Holdings, Inc. (1)	$210,453

	Biotechnology (9.1%)
11,383	Chelsea Therapeutics International, Ltd. (1)	53,614
5,665	Dendreon Corp. (1)	246,031
8,829	Human Genome Sciences, Inc. (1)	260,191
1,600	InterMune, Inc. (1)	71,424
3,675	Ironwood Pharmaceuticals, Inc. (1)	53,728
2,210	Targacept, Inc. (1)	53,438
3,905	Vertex Pharmaceuticals, Inc. (1)	214,853

	Total Biotechnology	953,279

	Capital Markets (0.3%)
1,166	Financial Engines, Inc. (1)	33,149

	Chemicals (1.4%)
1,005	CF Industries Holdings, Inc.	142,258

	Commercial Banks (2.0%)
3,435	SVB Financial Group (1)	207,611
203	Wilshire Bancorp, Inc. (1)	812

	Total Commercial Banks	208,423

	Commercial Services & Supplies (3.1%)
2,350	Clean Harbors, Inc. (1)	231,475
6,705	Higher One Holdings, Inc. (1)	94,473

	Total Commercial Services & Supplies	325,948

	Communications Equipment (4.0%)
5,615	Aruba Networks, Inc. (1)	201,747
2,115	F5 Networks, Inc. (1)	214,376

	Total Communications Equipment	416,123

	Computers & Peripherals (1.8%)
18,660	SMART Technologies, Inc. (1)	185,854

	Consumer Finance (1.6%)
3,775	Green Dot Corp. (1)	162,929

	Diversified Financial Services (1.9%)
5,690	MSCI, Inc. (1)	201,824

	Electronic Equipment, Instruments & Components (1.5%)
2,945	Universal Display Corp. (1)	161,798

	Energy Equipment & Services (6.0%)
800	CARBO Ceramics, Inc.	128,752
1,675	Core Laboratories N.V.	160,767

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Energy Equipment & Services (Continued)
1,620	Lufkin Industries, Inc.	$149,575
2,220	Oceaneering International, Inc. (1)	194,072

	Total Energy Equipment & Services	633,166

	Food & Staples Retailing (1.7%)
4,175	United Natural Foods, Inc. (1)	178,231

	Food Products (4.3%)
6,775	Green Mountain Coffee Roasters, Inc. (1)	453,654

	Health Care Equipment & Supplies (4.9%)
8,855	Dexcom, Inc. (1)	147,436
1,210	HeartWare International, Inc. (1)	90,278
3,120	Masimo Corp.	108,545
6,465	Volcano Corp. (1)	172,357

	Total Health Care Equipment & Supplies	518,616

	Health Care Technology (1.4%)
3,235	athenahealth, Inc. (1)	149,554

	Hotels, Restaurants & Leisure (4.5%)
7,046	7 Days Group Holdings, Ltd. (ADR) (China) (1)	161,917
3,115	Ctrip.com International, Ltd. (ADR) (China) (1)	151,763
2,575	Starwood Hotels & Resorts Worldwide, Inc.	153,393

	Total Hotels, Restaurants & Leisure	467,073

	Household Durables (1.9%)
4,142	Harman International Industries, Inc. (1)	201,011

	Insurance (1.6%)
7,300	Tower Group, Inc.	166,951

	Internet & Catalog Retail (0.7%)
2,396	Makemytrip, Ltd. (1)	75,546

	Internet Software & Services (2.2%)
2,665	IntraLinks Holdings, Inc. (1)	84,640
2,396	Youku.com, Inc. (SP ADR) (China) (1)	141,652

	Total Internet Software & Services	226,292

	Life Sciences Tools & Services (0.2%)
1,344	Fluidigm Corp. (1)	22,243

	Machinery (1.2%)
2,625	Chart Industries, Inc. (1)	127,601

	Media (1.0%)
51,450	Sirius XM Radio, Inc. (1)	102,386

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

April 30, 2011

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (4.8%)
4,365	Brigham Exploration Co. (1)	$146,358
5,110	Houston American Energy Corp.	93,973
3,505	Plains Exploration & Production Co. (1)	133,330
2,630	Ultra Petroleum Corp. (1)	133,578

	Total Oil, Gas & Consumable Fuels	507,239

	Pharmaceuticals (2.5%)
1,320	Auxilium Pharmaceuticals, Inc. (1)	32,155
7,250	Mylan, Inc. (1)	180,670
4,900	Nektar Therapeutics (1)	50,862

	Total Pharmaceuticals	263,687

	Professional Services (1.8%)
6,080	Robert Half International, Inc.	184,406

	Road & Rail (1.1%)
2,055	Kansas City Southern (1)	119,416

	Semiconductors & Semiconductor Equipment (7.0%)
5,500	ARM Holdings PLC (SP ADR) (United Kingdom)	173,030
3,051	Cavium Networks, Inc. (1)	144,068
9,130	Cypress Semiconductor Corp. (1)	198,669
1,825	MaxLinear, Inc. (1)	17,137
5,130	Power Integrations, Inc.	206,944

	Total Semiconductors & Semiconductor Equipment	739,848

	Software (9.4%)
3,685	ANSYS, Inc. (1)	203,744
3,420	Fortinet, Inc. (1)	166,554
652	MicroStrategy, Inc. (1)	92,128
3,874	QLIK Technologies, Inc. (1)	124,200
2,485	SuccessFactors, Inc. (1)	86,155
2,665	Ultimate Software Group, Inc. (The) (1)	149,240
1,770	VMware, Inc. (1)	168,911

	Total Software	990,932

	Specialty Retail (6.1%)
6,400	CarMax, Inc. (1)	222,080
6,409	Lumber Liquidators Holdings, Inc. (1)	166,314
4,998	Rue21, Inc. (1)	150,540
3,120	Urban Outfitters, Inc. (1)	98,155

	Total Specialty Retail	637,089

	Textiles, Apparel & Luxury Goods (3.2%)
1,805	Fossil, Inc. (1)	172,883

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Textiles, Apparel & Luxury Goods (Continued)
4,395	Gildan Activewear, Inc. (1)	$163,362

	Total Textiles, Apparel & Luxury Goods	336,245

	Total Common Stock (Cost: $9,188,224) (96.2%)	10,103,224

Principal Amount	Short-Term Investments
$363,087	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $375,000, U.S. Treasury Note, 0.02%, due 05/19/11, valued at $374,996) (Total Amount to be Received Upon Repurchase $363,087)	363,087

	Total Short-Term Investments (Cost: $363,087) (3.4%)	363,087

	Total Investments (Cost: $9,551,311) (99.6%)	10,466,311
	Excess of Other Assets over Liabilities (0.4%)	37,254

	Net Assets (100.0%)	$10,503,565

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	2.0%
Biotechnology	9.1
Capital Markets	0.3
Chemicals	1.4
Commercial Banks	2.0
Commercial Services & Supplies	3.1
Communications Equipment	4.0
Computers & Peripherals	1.8
Consumer Finance	1.6
Diversified Financial Services	1.9
Electronic Equipment, Instruments and Components	1.5
Energy Equipment & Services	6.0
Food & Staples Retailing	1.7
Food Products	4.3
Health Care Equipment & Supplies	4.9
Health Care Technology	1.4
Hotels, Restaurants & Leisure	4.5
Household Durables	1.9
Insurance	1.6
Internet & Catalog Retail	0.7
Internet Software & Services	2.2
Life Sciences Tools & Services	0.2
Machinery	1.2
Media	1.0
Oil, Gas & Consumable Fuels	4.8
Pharmaceuticals	2.5
Professional Services	1.8
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	7.0
Software	9.4
Specialty Retail	6.1
Textiles, Apparel & Luxury Goods	3.2
Short-Term Investments	3.4

Total	99.6%

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.1% of Net Assets)
254,793	Hexcel Corp. (1)	$5,485,693
65,113	Rockwell Collins, Inc.	4,108,631

	Total Aerospace & Defense	9,594,324

	Beverages (1.5%)
94,860	Molson Coors Brewing Co. — Class B	4,624,425

	Capital Markets (4.2%)
195,110	Invesco, Ltd.	4,852,386
327,071	Knight Capital Group, Inc. (1)	4,487,414
75,950	Northern Trust Corp.	3,796,740

	Total Capital Markets	13,136,540

	Chemicals (6.2%)
44,000	Albemarle Corp.	3,104,200
75,700	Celanese Corp.	3,778,944
89,518	Cytec Industries, Inc.	5,252,916
180,100	Ferro Corp. (1)	2,701,500
68,290	International Flavors & Fragrances, Inc.	4,337,781

	Total Chemicals	19,175,341

	Commercial Banks (8.1%)
123,070	Comerica, Inc.	4,668,045
360,091	First Horizon National Corp. (1)	3,942,997
441,645	Fulton Financial Corp.	5,158,414
458,545	KeyCorp	3,975,585
1,533,138	Synovus Financial Corp.	3,832,845
236,338	TCF Financial Corp.	3,684,509

	Total Commercial Banks	25,262,395

	Communications Equipment (1.3%)
138,075	Ciena Corp. (1)	3,899,238
	Computers & Peripherals (3.6%)
158,600	QLogic Corp. (1)	2,851,628
242,600	Seagate Technology PLC (1)	4,274,612
102,100	Western Digital Corp. (1)	4,063,580

	Total Computers & Peripherals	11,189,820

	Construction & Engineering (1.2%)
74,695	Jacobs Engineering Group, Inc. (1)	3,705,619

	Electric Utilities (1.7%)
200,578	Hawaiian Electric Industries, Inc.	5,112,733

	Electronic Equipment, Instruments and Components (2.8%)
100,413	Agilent Technologies, Inc. (1)	5,011,613

See accompanying notes to financial statements.

TCW Value Opportunities Fund

April 30, 2011

Number of Shares	Common Stock	Value

	Electronic Equipment, Instruments and Components (Continued)
102,138	Avnet, Inc. (1)	$3,709,652

	Total Electronic Equipment, Instruments and Components	8,721,265

	Energy Equipment & Services (3.0%)
92,900	Cameron International Corp. (1)	4,897,688
206,675	Weatherford International, Ltd. (1)	4,460,046

	Total Energy Equipment & Services	9,357,734

	Food & Staples Retailing (2.5%)
73,450	BJ’s Wholesale Club, Inc. (1)	3,769,454
160,700	Safeway, Inc.	3,906,617

	Total Food & Staples Retailing	7,676,071

	Food Products (1.4%)
59,038	J.M. Smucker Co. (The)	4,431,983

	Health Care Equipment & Supplies (0.3%)
48,125	Hologic, Inc. (1)	1,059,712

	Health Care Providers & Services (1.4%)
46,800	CIGNA Corp.	2,191,644
64,600	Coventry Health Care, Inc. (1)	2,084,642

	Total Health Care Providers & Services	4,276,286

	Hotels, Restaurants & Leisure (2.5%)
138,352	International Speedway Corp.	4,233,571
101,598	Marriott International, Inc.	3,586,410

	Total Hotels, Restaurants & Leisure	7,819,981

	Household Durables (5.1%)
75,450	Fortune Brands, Inc.	4,910,286
157,700	Jarden Corp.	5,738,703
147,380	Lennar Corp.	2,798,746
119,025	Toll Brothers, Inc. (1)	2,500,715

	Total Household Durables	15,948,450

	Household Products (1.3%)
51,695	Energizer Holdings, Inc. (1)	3,904,523

	Insurance (5.5%)
41,298	Arch Capital Group, Ltd. (1)	4,294,992
142,770	Lincoln National Corp.	4,458,707
38,313	PartnerRe, Ltd.	3,078,833
129,550	Willis Group Holdings PLC	5,353,006

	Total Insurance	17,185,538

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Internet & Catalog Retail (0.8%)
98,600	Expedia, Inc.	$2,467,958

	Internet Software & Services (0.8%)
73,400	Digital River, Inc. (1)	2,388,436

	Life Sciences Tools & Services (1.9%)
93,163	Covance, Inc. (1)	5,832,004

	Machinery (8.7%)
75,113	Dover Corp.	5,110,689
53,597	Joy Global, Inc.	5,410,617
111,600	Kennametal, Inc.	4,711,752
68,485	SPX Corp.	5,920,528
79,328	WABCO Holdings, Inc. (1)	5,858,373

	Total Machinery	27,011,959

	Metals & Mining (1.4%)
256,325	Commercial Metals Co.	4,296,007

	Multi-Utilities (4.3%)
80,253	Consolidated Edison, Inc.	4,182,786
85,125	PG&E Corp.	3,922,560
170,390	Wisconsin Energy Corp.	5,317,872

	Total Multi-Utilities	13,423,218

	Oil, Gas & Consumable Fuels (6.5%)
63,650	Consol Energy, Inc.	3,442,829
233,700	Denbury Resources, Inc. (1)	5,274,609
60,380	Murphy Oil Corp.	4,678,242
199,013	Petrohawk Energy Corp. (1)	5,375,341
105,200	SandRidge Energy, Inc. (1)	1,300,272

	Total Oil, Gas & Consumable Fuels	20,071,293

	Real Estate Investment Trusts (REITs) (9.7%)
31,213	Boston Properties, Inc.	3,262,695
68,950	Digital Realty Trust, Inc.	4,160,443
37,250	Federal Realty Investment Trust	3,261,610
69,680	Health Care REIT, Inc.	3,746,694
56,200	Home Properties, Inc.	3,563,080
97,590	Kilroy Realty Corp.	4,092,924
115,075	Liberty Property Trust	4,047,188
85,700	Regency Centers Corp.	4,033,042

	Total Real Estate Investment Trusts (REITs)	30,167,676

	Semiconductors & Semiconductor Equipment (2.9%)
99,538	Avago Technologies, Ltd. (1)	3,330,541
85,675	Broadcom Corp. (1)	3,014,047

See accompanying notes to financial statements.

TCW Value Opportunities Fund

April 30, 2011

Number of Shares	Common Stock	Value

	Semiconductors & Semiconductor Equipment (Continued)
93,758	Maxim Integrated Products, Inc.	$2,563,344

	Total Semiconductors & Semiconductor Equipment	8,907,932

	Specialty Retail (2.4%)
247,763	American Eagle Outfitters, Inc.	3,855,192
171,263	Foot Locker, Inc.	3,685,580

	Total Specialty Retail	7,540,772

	Thrifts & Mortgage Finance (0.3%)
36,100	BankUnited, Inc. (1)	1,014,049

	Total Common Stock (Cost: $233,809,765) (96.4%)	299,203,282

Principal Amount	Short-Term Investments
$7,859,365	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/02/11 (collateralized by $8,020,000, U.S. Treasury Bill, 0.02%, due 05/19/11, valued at $8,019,911) (Total Amount to be Received Upon Repurchase $7,859,371)	7,859,365

	Total Short-Term Investments (Cost: $7,859,365) (2.5%)	7,859,365

	Total Investments (Cost: $241,669,130) (98.9%)	307,062,647
	Excess of Other Assets over Liabilities (1.1%)	3,448,812

	Net Assets (100.0%)	$310,511,459

Notes to the Schedule of Investments:

REIT -	Real Estate Investment Trust.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	3.1%
Beverages	1.5
Capital Markets	4.2
Chemicals	6.2
Commercial Banks	8.1
Communications Equipment	1.3
Computers & Peripherals	3.6
Construction & Engineering	1.2
Electric Utilities	1.7
Electronic Equipment, Instruments and Components	2.8
Energy Equipment & Services	3.0
Food & Staples Retailing	2.5
Food Products	1.4
Health Care Equipment & Supplies	0.3
Health Care Providers & Services	1.4
Hotels, Restaurants & Leisure	2.5
Household Durables	5.1
Household Products	1.3
Insurance	5.5
Internet & Catalog Retail	0.8
Internet Software & Services	0.8
Life Sciences Tools & Services	1.9
Machinery	8.7
Metals & Mining	1.4
Multi-Utilities	4.3
Oil, Gas & Consumable Fuels	6.5
Real Estate Investment Trusts (REITs)	9.7
Semiconductors & Semiconductor Equipment	2.9
Specialty Retail	2.4
Thrifts & Mortgage Finance	0.3
Short-Term Investments	2.5

Total	98.9%

See accompanying notes to financial statements.

TCW Global Conservative Allocation Fund

(Formerly TCW Conservative Allocation Fund)

Schedule of Investments (Unaudited)	April 30, 2011

Number of Shares	Investment Companies	Value

	Diversified Fixed Income Funds (49.4% of Net Assets)
363,492	Metropolitan West Total Return Bond Fund — I Class (1)	$3,813,028

	Diversified U.S. Equity Funds (19.0%)
21,144	TCW Growth Equities Fund — I Class (1)	357,117
74,428	TCW Relative Value Large Cap Fund — I Class (1)	1,110,471

	Total Diversified U.S. Equity Funds	1,467,588

	Exchange-Traded Fund (3.2%)
2,240	iShares Barclays U.S. TIPS Fund	248,998

	Non-Diversified U.S. Equity Funds (27.1%)
110,566	TCW Select Equities Fund — I Class (1)(2)	2,088,589

	Total Investment Companies (Cost: $7,043,568) (98.7%)	7,618,203

	Total Investments (Cost: $7,043,568) (98.7%)	7,618,203
	Excess of Other Assets over Liabilities (1.3%)	102,647

	Net Assets (100.0%)	$7,720,850

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.

See accompanying notes to financial statements.

TCW Global Conservative Allocation Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	49.4%
Diversified U.S. Equity Funds	19.0
Exchange-Traded Funds	3.2
Non-Diversified U.S. Equity Funds	27.1

Total	98.7%

See accompanying notes to financial statements.

TCW Global Moderate Allocation Fund

(Formerly TCW Moderate Allocation Fund)

Schedule of Investments (Unaudited)	April 30, 2011

Number of Shares	Investment Companies	Value

	Diversified Fixed Income Funds (31.4% of Net Assets)
162,375	Metropolitan West High Yield Bond Fund — I Class (1)	$1,787,745
241,318	Metropolitan West Total Return Bond Fund — I Class (1)	2,531,424

	Total Diversified Fixed Income Funds	4,319,169

	Diversified U.S. Equity Funds (36.7%)
91,969	TCW Growth Equities Fund — I Class (1)(2)	1,553,359
185,166	TCW Relative Value Large Cap Fund — I Class (1)	2,762,674
36,224	TCW Value Opportunities Fund — I Class (1)	736,062

	Total Diversified U.S. Equity Funds	5,052,095

	Exchange-Traded Fund (5.9%)
48,540	ProShares UltraShort Euro (2)	810,133

	Non-Diversified U.S. Equity Funds (26.1%)
190,473	TCW Select Equities Fund — I Class (1)(2)	3,598,035

	Total Investment Companies (Cost: $11,955,870) (100.1%)	13,779,432

	Total Investments (Cost: $11,955,870) (100.1%)	13,779,432
	Liabilities in Excess of Other Assets (–0.1%)	(13,793)

	Net Assets (100.0%)	$13,765,639

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.

See accompanying notes to financial statements.

TCW Global Moderate Allocation Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	31.4%
Diversified U.S. Equity Funds	36.7
Exchange-Traded Funds	5.9
Non-Diversified U.S. Equity Funds	26.1

Total	100.1%

See accompanying notes to financial statements.

TCW Global Flexible Allocation Fund

(Formerly TCW Aggressive Allocation Fund)

Schedule of Investments (Unaudited)	April 30, 2011

Number of Shares	Investment Companies	Value

	Diversified U.S. Equity Funds (34.1% of Net Assets)
10,226	TCW Growth Equities Fund — I Class (1)(2)	$172,718
23,323	TCW Relative Value Large Cap Fund — I Class (1)	347,974
3,916	TCW Small Cap Growth Fund — I Class (1)(2)	130,271
3,198	TCW Value Opportunities Fund — I Class (1)	64,974

	Total Diversified U.S. Equity Funds	715,937

	Diversified U.S. Fixed Income Funds (6.1%)
6,066	Metropolitan West High Yield Bond Fund — I Class (1)	66,784
5,771	Metropolitan West Total Return Bond Fund — I Class (1)	60,536

	Total Diversified U.S. Fixed Income Funds	127,320

	Exchange-Traded Funds (31.2%)
5,240	iShares MSCI EAFE Index Fund	332,531
2,270	PowerShares DB Commodity Index Tracking Fund (2)	72,413
890	ProShares Ultra MSCI Japan (2)	62,887
9,920	ProShares UltraShort Euro (2)	165,565
725	ProShares UltraShort MSCI Emerging Markets (2)	19,952

	Total Exchange-Traded Funds	653,348

	Non-Diversified International Fixed Income Funds (8.4%)
19,891	TCW Emerging Markets Income Fund — I Class (1)	177,028

	Non-Diversified U.S. Equity Funds (20.7%)
22,951	TCW Select Equities Fund — I Class (1)(2)	433,553

	Total Investment Companies (Cost: $1,886,302) (100.5%)	2,107,186

	Total Investments (Cost: $1,886,302) (100.5%)	2,107,186
	Liabilities in Excess of Other Assets (–0.5%)	(9,589)

	Net Assets (100.0%)	$2,097,597

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.

See accompanying notes to financial statements.

TCW Global Flexible Allocation Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	27.9%
Diversified U.S. Fixed Income Funds	6.1
Exchange-Traded Funds	31.2
Non-Diversified International Fixed Income Funds	8.4
Non-Diversified U.S. Equity Funds	26.9

Total	100.5%

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2011

	TCW Concentrated Value Fund	TCW Dividend Focused Fund	TCW Emerging Markets Equities Fund		TCW Growth Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$65,350	$713,698	$28,045		$30,089
Foreign Currency, at Value	—	—	5	(2)	—
Receivable for Securities Sold	383	1,450	115		167
Receivable for Fund Shares Sold	3	1,882	—		—
Interest and Dividends Receivable	43	541	65		5
Foreign Tax Reclaims Receivable	2	15	—		—

Total Assets	65,781	717,586	28,230		30,261

LIABILITIES
Payable for Securities Purchased	588	2,286	32		237
Payable for Fund Shares Redeemed	—	562	—		—
Accrued Capital Gain Withholding Taxes	—	—	44		—
Accrued Directors’ Fees and Expenses	7	7	7		7
Accrued Compliance Expense	— (3)	3	—		—	(3)
Accrued Management Fees	36	428	16		5
Accrued Distribution Fees	7	129	1		—	(3)
Other Accrued Expenses	34	163	39		20

Total Liabilities	672	3,578	139		269

NET ASSETS	$65,109	$714,008	$28,091		$29,992

NET ASSETS CONSIST OF:
Paid-in Capital	$70,674	$920,037	$24,890		$27,020
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency	(15,781)	(285,134)	52		252
Unrealized Appreciation of Investments and Foreign Currency	10,224	78,018	3,174		2,751
Undistributed Net Investment Income (Loss)	(8)	1,087	(25)		(31)

NET ASSETS	$65,109	$714,008	$28,091		$29,992

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$29,612	$69,079	$21,166		$29,202

N Class Share	$35,497	$644,929	$6,925		$790

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	2,317,690	6,005,691	1,888,312		1,230,302

N Class Share	2,784,362	55,455,353	618,019		33,301

NET ASSET VALUE PER SHARE: (5)
I Class Share	$12.78	$11.50	$11.21		$23.74

N Class Share	$12.75	$11.63	$11.21		$23.73

(1)	The identified cost for the TCW Concentrated Value Fund, the TCW Dividend Focused Fund, the TCW Emerging Markets Equities Fund and the TCW Growth Fund at April 30, 2011 was $55,126, $635,680, $24,830 and $27,338, respectively.
(2)	The identified cost at April 30, 2011 was $5.
(3)	Amount rounds to less than $1.
(4)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Concentrated Value Fund, the TCW Dividend Focused Fund, the TCW Emerging Markets Equities Fund, and the TCW Growth Fund is 2,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2011

	TCW Growth Equities Fund	TCW International Small Cap Fund	TCW Large Cap Growth Fund		TCW Relative Value Large Cap Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$132,808	$18,679	$10,841		$516,906
Receivable for Securities Sold	4,127	—	185		1,055
Receivable for Fund Shares Sold	90	4	—		724
Interest and Dividends Receivable	24	14	4		434
Foreign Tax Reclaims Receivable	—	—	1		12
Receivable from Investment Advisor	—	— (2)	—		—

Total Assets	137,049	18,697	11,031		519,131

LIABILITIES
Payable for Securities Purchased	2,257	1,411	209		923
Payable for Fund Shares Redeemed	67	—	5		287
Accrued Directors’ Fees and Expenses	7	3	7		7
Accrued Compliance Expense	— (2)	—	—	(2)	3
Accrued Management Fees	102	—	2		309
Accrued Distribution Fees	3	1	—	(2)	15
Other Accrued Expenses	46	30	28		439

Total Liabilities	2,482	1,445	251		1,983

NET ASSETS	$134,567	$17,252	$10,780		$517,148

NET ASSETS CONSIST OF:
Paid-in Capital	$106,049	$17,286	$10,371		$590,525
Accumulated Net Realized Loss on Investments	(4,566)	(197)	(2,325)		(133,078)
Unrealized Appreciation of Investments	33,508	181	2,754		58,859
Undistributed Net Investment Income (Loss)	(424)	(18)	(20)		842

NET ASSETS	$134,567	$17,252	$10,780		$517,148

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$121,885	$12,078	$10,760		$436,718

N Class Share	$12,682	$5,174	$20		$80,430

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	7,217,839	1,228,074	476,238		29,275,200

N Class Share	753,535	526,079	884		5,400,889

NET ASSET VALUE PER SHARE: (4)
I Class Share	$16.89	$9.83	$22.59		$14.92

N Class Share	$16.83	$9.84	$22.54		$14.89

(1)	The identified cost for the TCW Growth Equities Fund, the TCW International Small Cap Fund, the TCW Large Cap Growth Fund and the TCW Relative Value Large Cap Fund at April 30, 2011 was $99,300, $18,498, $8,087 and $458,047, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW International Small Cap Fund, the TCW Large Cap Growth Fund, and the TCW Relative Value Large Cap Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Growth Equities Fund is 4,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2011

	TCW Relative Value Small Cap Fund		TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW SMID Cap Growth Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$25,502		$573,012	$1,184,798	$10,466
Receivable for Securities Sold	272		—	8,454	185
Receivable for Fund Shares Sold	—	(2)	2,554	5,037	294
Interest and Dividends Receivable	3		52	132	1
Receivable from Investment Advisor	—		—	—	20

Total Assets	25,777		575,618	1,198,421	10,966

LIABILITIES
Payable for Securities Purchased	177		1,758	19,935	444
Payable for Fund Shares Redeemed	6		277	2,280	—
Accrued Directors’ Fees and Expenses	7		7	7	5
Accrued Compliance Expense	—	(2)	2	3	—
Accrued Management Fees	9		342	939	—
Accrued Distribution Fees	3		28	51	1
Other Accrued Expenses	33		135	71	12

Total Liabilities	235		2,549	23,286	462

NET ASSETS	$25,542		$573,069	$1,175,135	$10,504

NET ASSETS CONSIST OF:
Paid-in Capital	$35,407		$347,904	$931,249	$9,576
Accumulated Net Realized Gain (Loss) on Investments	(14,517)		3,931	(9,754)	28
Unrealized Appreciation of Investments	4,642		222,056	257,195	915
Undistributed Net Investment Income (Loss)	10		(822)	(3,555)	(15)

NET ASSETS	$25,542		$573,069	$1,175,135	$10,504

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$12,046		$432,210	$924,203	$2,680

N Class Share	$13,496		$140,859	$250,932	$7,824

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	980,567		22,874,528	27,774,606	214,778

N Class Share	1,119,110		7,801,715	7,843,236	626,880

NET ASSET VALUE PER SHARE: (4)
I Class Share	$12.28		$18.89	$33.28	$12.48

N Class Share	$12.06		$18.05	$31.99	$12.48

(1)	The identified cost for the TCW Relative Value Small Cap Fund, the TCW Select Equities Fund, the TCW Small Cap Growth Fund and the TCW SMID Cap Growth Fund at April 30, 2011 was $20,860, $350,956, $927,603 and $9,551, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Relative Value Small Cap Fund and the TCW SMID Cap Growth Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Select Equities Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Small Cap Growth Fund is 1,666,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2011

	TCW Value Opportunities Fund	TCW Global Conservative Allocation Fund (5)	TCW Global Moderate Allocation Fund (6)	TCW Global Flexible Allocation Fund (7)
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$307,063	$249	$810	$653
Investment in Affiliated Issuers, at Value (1)	—	7,369	12,969	1,454
Cash	—	101	11	12
Receivable for Securities Sold	2,306	—	—	—
Receivable for Fund Shares Sold	2,894	24	—	—
Interest and Dividends Receivable	71	13	22	2
Receivable from Investment Advisor	—	4	2	5

Total Assets	312,334	7,760	13,814	2,126

LIABILITIES
Payable for Securities Purchased	1,222	12	20	2
Payable for Fund Shares Redeemed	298	—	—	—
Accrued Directors’ Fees and Expenses	7	7	7	7
Accrued Compliance Expense	1	—	—	—
Accrued Management Fees	188	—	—	—
Accrued Distribution Fees	19	—	—	—	(2)
Other Accrued Expenses	88	20	21	19

Total Liabilities	1,823	39	48	28

NET ASSETS	$310,511	$7,721	$13,766	$2,098

NET ASSETS CONSIST OF:
Paid-in Capital	$281,588	$6,833	$11,309	$1,875
Accumulated Net Realized Gain (Loss) on Investments	(36,096)	282	548	9
Unrealized Appreciation of Investments	65,394	574	1,823	221
Undistributed Net Investment Income (Loss)	(375)	32	86	(7)

NET ASSETS	$310,511	$7,721	$13,766	$2,098

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$214,885	$6,880	$13,642	$1,991

N Class Share	$95,626	$841	$124	$107

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	10,573,507	630,284	1,386,397	218,520

N Class Share	4,799,470	77,021	12,610	11,704

NET ASSET VALUE PER SHARE: (4)
I Class Share	$20.32	$10.92	$9.84	$9.11

N Class Share	$19.92	$10.92	$9.79	$9.11

(1)	The identified cost for the TCW Value Opportunities Fund, the TCW Global Conservative Allocation Fund, the TCW Global Moderate Allocation Fund and the TCW Global Flexible Allocation Fund at April 30, 2011 was $241,669, $7,044, $11,956 and $1,886, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Value Opportunities Fund, the TCW Global Conservative Allocation Fund, the TCW Global Moderate Allocation Fund and the TCW Global Flexible Allocation Fund is 2,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.
(5)	Formerly TCW Conservative Allocation Fund.
(6)	Formerly TCW Moderate Allocation Fund.
(7)	Formerly TCW Aggressive Allocation Fund.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2011

	TCW Concentrated Value Fund		TCW Dividend Focused Fund		TCW Emerging Markets Equities Fund		TCW Growth Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$388		$8,821	(1)	$191	(1)	$81	(1)
Interest	—	(2)	—		—		—	(2)

Total	388		8,821		191		81

Expenses:
Management Fees	219		2,531		128		85
Accounting Services Fees	6		44		3		3
Administration Fees	5		39		6		7
Transfer Agent Fees:
I Class	5		8		4		5
N Class	5		271		4		4
Custodian Fees	7		12		39		20
Professional Fees	18		23		10		9
Directors’ Fees and Expenses	10		10		10		10
Registration Fees:
I Class	7		9		11		15
N Class	7		25		11		17
Distribution Fees:
N Class	42		765		8		1
Compliance Expense	1		10		—		—
Shareholder Reporting Expense	3		4		8		3
Other	9		101		4		2

Total	344		3,852		246		181

Less Expenses Borne by Investment Advisor:
I Class	—		—		8		43
N Class	—		—		22		26

Net Expenses	344		3,852		216		112

Net Investment Income (Loss)	44		4,969		(25)		(31)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	4,663		39,823		225		363
Foreign Currency	—		—		(8)		—
Change in Unrealized Appreciation on:
Investments	5,634		80,738		1,686		2,615
Foreign Currency	—		—		—	(2)	—

Net Realized and Unrealized Gain on Investments	10,297		120,561		1,903		2,978

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,341		$125,530		$1,878		$2,947

(1)	Net of foreign taxes withheld. Total amounts withheld for the TCW Dividend Focused Fund and the TCW Emerging Markets Equities Fund were $1 and $23, respectively. Total amounts withheld for the TCW Concentrated Value Fund and the TCW Growth Fund were less than $1.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2011

	TCW Growth Equities Fund		TCW International Small Cap Fund (1)	TCW Large Cap Growth Fund		TCW Relative Value Large Cap Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$308	(2)	$12 (2)	$52	(2)	$4,156	(2)
Interest	—	(3)	— (3)	—		—	(3)

Total	308		12	52		4,156

Expenses:
Management Fees	611		15	34		1,788
Accounting Services Fees	9		1	2		28
Administration Fees	11		2	3		27
Transfer Agent Fees:
I Class	24		2	5		392
N Class	10		2	4		26
Custodian Fees	16		13	8		9
Professional Fees	18		5	17		21
Directors’ Fees and Expenses	10		4	10		10
Registration Fees:
I Class	9		4	2		12
N Class	9		4	1		9
Distribution Fees:
N Class	15		2	—	(3)	89
Compliance Expense	2		—	—	(3)	7
Shareholder Reporting Expense	4		2	1		3
Other	15		1	3		98

Total	763		57	90		2,519

Less Expenses Borne by Investment Advisor:
I Class	—		13	13		—
N Class	31		14	5		—

Net Expenses	732		30	72		2,519

Net Investment Income (Loss)	(424)		(18)	(20)		1,637

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	4,105		(197)	(24)		13,593
Foreign Currency	—		— (3)	—		—
Change in Unrealized Appreciation on Investments	19,885		181	1,361		76,758

Net Realized and Unrealized Gain (Loss) on Investments	23,990		(16)	1,337		90,351

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,566		$(34)	$1,317		$91,988

(1)	For the period February 28, 2011 (Commencement of Operations) through April 30, 2011.
(2)	Net of foreign taxes withheld. Total amounts withheld for the TCW Growth Equities Fund, the TCW International Small Cap Fund and the TCW Relative Value Large Cap Fund were $4, $1, and $1, respectively. Total amount withheld for the TCW Large Cap Growth Fund was less than $1.
(3)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2011

	TCW Relative Value Small Cap Fund		TCW Select Equities Fund		TCW Small Cap Growth Fund		TCW SMID Cap Growth Fund (3)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$154		$1,744	(1)	$2,537	(1)	$6	(1)
Interest	—		—	(2)	2		—	(2)

Total	154		1,744		2,539		6

Expenses:
Management Fees	107		2,011		4,906		18
Accounting Services Fees	3		35		50		1
Administration Fees	5		32		51		2
Transfer Agent Fees:
I Class	5		145		348		4
N Class	9		80		109		4
Custodian Fees	8		10		74		19
Professional Fees	17		22		25		9
Directors’ Fees and Expenses	10		10		10		11
Registration Fees:
I Class	8		18		61		19
N Class	8		13		23		19
Distribution Fees:
N Class	16		165		276		2
Compliance Expense	—	(2)	8		19		—
Shareholder Reporting Expense	1		2		2		2
Other	8		78		140		2

Total	205		2,629		6,094		112

Less Expenses Borne by Investment Advisor:
I Class	12		—		—		46
N Class	32		—		—		45

Net Expenses	161		2,629		6,094		21

Net Investment Loss	(7)		(885)		(3,555)		(15)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investments	1,710		11,361		21,224		28
Change in Unrealized Appreciation on Investments	3,737		72,589		201,807		915

Net Realized and Unrealized Gain on Investments	5,447		83,950		223,031		943

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,440		$83,065		$219,476		$928

(1)	Net of foreign taxes withheld. Total amounts withheld for the TCW Select Equities Fund and the TCW Small Cap Growth Fund were $13 and $16, respectively. Total amount withheld for the TCW SMID Cap Growth Fund was less than $1.
(2)	Amount rounds to less than $1.
(3)	For the period November 1, 2011 (Commencement of Operations) through April 30, 2011.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2011

	TCW Value Opportunities Fund		TCW Global Conservative Allocation Fund (2)		TCW Global Moderate Allocation Fund (3)	TCW Global Flexible Allocation Fund (4)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$2,045		$3		$—	$3
Dividends from Investment in Affiliated Issuers	—		68		204	16
Interest	—	(1)	—	(1)	—	—	(1)

Total	2,045		71		204	19

Expenses:
Management Fees	1,023		—		—	—
Accounting Services Fees	16		2		2	1
Administration Fees	19		2		5	2
Transfer Agent Fees:
I Class	49		4		4	4
N Class	72		4		4	4
Custodian Fees	16		2		2	2
Professional Fees	19		8		8	8
Directors’ Fees and Expenses	10		10		10	10
Registration Fees:
I Class	11		6		6	6
N Class	11		6		6	6
Distribution Fees:
N Class	91		1		— (1)	—	(1)
Compliance Expense	4		—		—	—
Shareholder Reporting Expense	2		1		1	1
Other	54		4		5	4

Total	1,397		50		53	48

Less Expenses Borne by Investment Advisor:
I Class	—		15		—	21
N Class	18		12		10	11

Net Expenses	1,379		23		43	16

Net Investment Income	666		48		161	3

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	7,927		—		(31)	(34)
Investments in Affiliated Issuers	—		283		654	50
Realized Gain Distributed from Affiliated Issuers	—		—		—	3
Change in Unrealized Appreciation (Depreciation) on:
Investments	38,744		3		(141)	16
Investments in Affiliated Issuers	—		90		995	159

Net Realized and Unrealized Gain on Investments	46,671		376		1,477	194

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,337		$424		$1,638	$197

(1)	Amount rounds to less than $1.
(2)	Formerly TCW Conservative Allocation Fund.
(3)	Formerly TCW Moderate Allocation Fund.
(4)	Formerly TCW Aggressive Allocation Fund.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Concentrated Value Fund		TCW Dividend Focused Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$44	$124	$4,969	$10,889
Net Realized Gain on Investments	4,663	4,637	39,823	32,359
Change in Unrealized Appreciation on Investments	5,634	1,893	80,738	59,647

Increase in Net Assets Resulting from Operations	10,341	6,654	125,530	102,895

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(83)	(289)	(624)	(959)
N Class	(2)	(150)	(3,708)	(9,299)

Total Distributions to Shareholders	(85)	(439)	(4,332)	(10,258)

NET CAPITAL SHARE TRANSACTIONS
I Class	(9,883)	(3,920)	(52)	6,188
N Class	(335)	(330)	(15,240)	(87,615)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(10,218)	(4,250)	(15,292)	(81,427)

Increase in Net Assets	38	1,965	105,906	11,210
NET ASSETS
Beginning of Period	65,071	63,106	608,102	596,892

End of Period	$65,109	$65,071	$714,008	$608,102

Undistributed Net Investment Income (Loss)	$(8)	$33	$1,087	$450

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Equities Fund		TCW Growth Fund
	Six Months Ended April 30, 2011 (Unaudited)	December 14, 2009 (Commencement of Operations) through October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(25)	$(63)	$(31)	$(5)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	217	(210)	363	49
Change in Unrealized Appreciation on Investments	1,686	1,488	2,615	151

Increase in Net Assets Resulting from Operations	1,878	1,215	2,947	195

NET CAPITAL SHARE TRANSACTIONS
I Class	375	18,435	25,698	158
N Class	954	5,234	150	30

Increase in Net Assets Resulting from Net Capital Shares Transactions	1,329	23,669	25,848	188

Increase in Net Assets	3,207	24,884	28,795	383
NET ASSETS
Beginning of Period	24,884	—	1,197	814

End of Period	$28,091	$24,884	$29,992	$1,197

Undistributed Net Investment Income (Loss)	$(25)	$—	$(31)	$—

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Growth Equities Fund		TCW International Small Cap Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	February 28, 2011 (Commencement of Operations) through April 30, 2011 (Unaudited)
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(424)	$(556)	$(18)
Net Realized Gain (Loss) on Investments	4,105	6,226	(197)
Change in Unrealized Appreciation on Investments	19,885	10,456	181

Increase (Decrease) in Net Assets Resulting from Operations	23,566	16,126	(34)

NET CAPITAL SHARE TRANSACTIONS
I Class	(1,289)	44,112	12,036
N Class	(195)	4,646	5,250

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(1,484)	48,758	17,286

Increase in Net Assets	22,082	64,884	17,252
NET ASSETS
Beginning of Period	112,485	47,601	—

End of Period	$134,567	$112,485	$17,252

Undistributed Net Investment Income (Loss)	$(424)	$—	$(18)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Large Cap Growth Fund		TCW Relative Value Large Cap Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(20)	$(82)	$1,637	$5,817
Net Realized Gain (Loss) on Investments	(24)	3,281	13,593	28,775
Change in Unrealized Appreciation (Depreciation) on Investments	1,361	(744)	76,758	26,686

Increase in Net Assets Resulting from Operations	1,317	2,455	91,988	61,278

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(4,112)	(7,012)
N Class	—	—	(578)	(1,529)

Total Distributions to Shareholders	—	—	(4,690)	(8,541)

NET CAPITAL SHARE TRANSACTIONS
I Class	(397)	(11,544)	(11,233)	(82,537)
N Class	(58)	(1,301)	(526)	(44,577)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(455)	(12,845)	(11,759)	(127,114)

Increase (Decrease) in Net Assets	862	(10,390)	75,539	(74,377)
NET ASSETS
Beginning of Period	9,918	20,308	441,609	515,986

End of Period	$10,780	$9,918	$517,148	$441,609

Undistributed Net Investment Income (Loss)	$(20)	$—	$842	$3,895

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Small Cap Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(7)	$(49)	$(885)	$(1,360)
Net Realized Gain on Investments	1,710	478	11,361	8,013
Change in Unrealized Appreciation on Investments	3,737	2,391	72,589	85,404

Increase in Net Assets Resulting from Operations	5,440	2,820	83,065	92,057

NET CAPITAL SHARE TRANSACTIONS
I Class	(206)	6,072	(19,230)	(39,826)
N Class	(1,053)	(2,994)	(5,139)	(39,111)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(1,259)	3,078	(24,369)	(78,937)

Increase in Net Assets	4,181	5,898	58,696	13,120
NET ASSETS
Beginning of Period	21,361	15,463	514,373	501,253

End of Period	$25,542	$21,361	$573,069	$514,373

Undistributed Net Investment Income (Loss)	$10	$17	$(822)	$63

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Small Cap Growth Fund		TCW SMID Cap Growth Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	November 1, 2010 (Commencement of Operations) through April 30, 2011 (Unaudited)
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(3,555)	$(4,078)	$(15)
Net Realized Gain on Investments	21,224	41,352	28
Change in Unrealized Appreciation on Investments	201,807	65,202	915

Increase in Net Assets Resulting from Operations	219,476	102,476	928

NET CAPITAL SHARE TRANSACTIONS
I Class	169,665	328,184	2,263
N Class	14,038	42,364	7,313

Increase in Net Assets Resulting from Net Capital Shares Transactions	183,703	370,548	9,576

Increase in Net Assets	403,179	473,024	10,504
NET ASSETS
Beginning of Period	771,956	298,932	—

End of Period	$1,175,135	$771,956	$10,504

Undistributed Net Investment Income (Loss)	$(3,555)	$—	$(15)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Value Opportunities Fund		TCW Global Conservative Allocation Fund (1)
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$666	$1,538	$48	$106
Net Realized Gain on Investments	7,927	19,447	283	346
Change in Unrealized Appreciation on Investments	38,744	22,058	93	73

Increase in Net Assets Resulting from Operations	47,337	43,043	424	525

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1,302)	(1,453)	(88)	(108)
N Class	(349)	(184)	(5)	(3)
Distributions from Net Realized Gain:
I Class	—	—	(212)	—
N Class	—	—	(11)	—

Total Distributions to Shareholders	(1,651)	(1,637)	(316)	(111)

NET CAPITAL SHARE TRANSACTIONS
I Class	29,782	(77,640)	2,047	151
N Class	28,611	6,418	611	89

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	58,393	(71,222)	2,658	240

Increase (Decrease) in Net Assets	104,079	(29,816)	2,766	654
NET ASSETS
Beginning of Period	206,432	236,248	4,955	4,301

End of Period	$310,511	$206,432	$7,721	$4,955

Undistributed Net Investment Income (Loss)	$(375)	$610	$32	$77

(1)	Formerly TCW Conservative Allocation Fund.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Moderate Allocation Fund (2)		TCW Global Flexible Allocation Fund (3)
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$161	$270	$3	$13
Net Realized Gain on Investments	623	196	19	143
Change in Unrealized Appreciation (Depreciation) on Investments	854	799	175	(45)

Increase in Net Assets Resulting from Operations	1,638	1,265	197	111

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(293)	(85)	(14)	(16)
N Class	(1)	(1)	(1)	(1)

Total Distributions to Shareholders	(294)	(86)	(15)	(17)

NET CAPITAL SHARE TRANSACTIONS
I Class	(6,307)	15,828	(539)	1,330
N Class	— (1)	12	—	10

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(6,307)	15,840	(539)	1,340

Increase (Decrease) in Net Assets	(4,963)	17,019	(357)	1,434
NET ASSETS
Beginning of Period	18,729	1,710	2,455	1,021

End of Period	$13,766	$18,729	$2,098	$2,455

Undistributed Net Investment Income (Loss)	$86	$219	$(7)	$5

(1)	Amount rounds to less than $1.
(2)	Formerly TCW Moderate Allocation Fund.
(3)	Formerly TCW Aggressive Allocation Fund.

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2011

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 24 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 16 Equity Funds that are covered in this report:

TCW Fund	Investment Objective
Non-Diversified International Equity Fund

TCW Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.

TCW International Small Cap Fund	Seeks long-term capital appreciation by investing in equity securities of small capitalization companies that are domiciled outside the United States.

Non-Diversified U.S. Equity Funds

TCW Growth Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalizations within the range of companies comprising the Russell 3000® Growth Index.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of mid and large capitalization companies.

TCW SMID Cap Growth Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalizations within the range of companies comprising the Russell 2500® Growth Index.

Diversified U.S. Equity Funds

TCW Concentrated Value Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing equity securities issued by companies that have a record of paying dividends.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issued by companies with market capitalizations within the range of companies comprising the Russell MidCap® Growth Index.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 35 to 50 large capitalization companies.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objective

TCW Relative Value Large Cap Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies; current income is a secondary investment objective.

TCW Relative Value Small Cap Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization growth companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalization within the ranges of companies comprising the Russell Mid Cap® Value Index.

Fund of Funds

TCW Global Conservative Allocation Fund	Seeks current income and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing.

TCW Global Moderate Allocation Fund	Seeks long-term capital appreciation and secondarily current income by investing in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund invests between 40% and 80% of its net assets in equity funds and between 20% and 80% in fixed income funds. The Fund also invests in ETFs and ETNs.

TCW Global Flexible Allocation Fund	Seeks long-term capital appreciation by investing in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund invests between 50% and 100% of its net assets in equity funds and between 10% and 50% in fixed income funds. The Fund also invests in ETFs and ETNs.

Effective January 1, 2011, the names of the TCW Conservative Allocation Fund, TCW Moderate Allocation Fund, and TCW Aggressive Allocation Fund changed to TCW Global Conservative Allocation Fund, TCW Global Moderate Allocation Fund, and TCW Global Flexible Allocation Fund, respectively. There is no change in the investment objective.

All Equity Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

TCW Funds, Inc.

April 30, 2011

Note 1 — Organization (Continued)

The TCW Global Conservative Allocation Fund, the TCW Global Moderate Allocation Fund and the TCW Global Flexible Allocation Fund (collectively, “Allocation Funds”) invest in other TCW Funds along with Metropolitan West Funds. The ownership percentage of Allocation Funds in each of the underlying funds at April 30, 2011 is as follows:

Name of Affiliated Issuer	TCW Global Conservative Allocation Fund (1)	TCW Global Moderate Allocation Fund (1)	TCW Global Flexible Allocation Fund (1)
Metropolitan West High Yield Bond Fund	N/A	0.08%	0.00%
Metropolitan West Total Return Bond Fund	0.03%	0.02%	0.00%
TCW Emerging Markets Income Fund	N/A	N/A	0.01%
TCW Growth Equities Fund	0.27%	1.15%	0.13%
TCW Relative Value Large Cap Fund	0.21%	0.53%	0.07%
TCW Select Equities Fund	0.36%	0.63%	0.08%
TCW Small Cap Growth Fund	N/A	N/A	0.02%
TCW Value Opportunities Fund	N/A	0.24%	0.02%

(1)	Percentage ownership based on total net assets of the underlying fund.

The financial statements of the Metropolitan West High Yield Fund, the Metropolitan West Total Return Bond Fund, and the TCW Emerging Markets Income Fund are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov. Financial statements for the remaining underlying funds are included in this report.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of that Class on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations:    Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily availible are valued at the latest bid price, as furnished by independent pricing services. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Investments of Allocation Funds are valued based on the net asset value per share of the underlying funds.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the TCW Emerging Markets Equities Fund and TCW International Small Cap Fund that invests in foreign equity securities (exclusive of Latin American and Canadian equity securities) to prevent “time zone arbitrage.” This methodology is designed to address the effect of movements in the U.S. market

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not to be dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principals generally accepted in the United States of America, the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

TCW Funds, Inc.

April 30, 2011

Note 2 — Significant Accounting Policies (Continued)

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Restricted securities.    Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Funds, with the exception of the TCW Emerging Markets Equities Fund and the TCW International Small Cap Fund, had all investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2, as of April 30, 2011.

The following is a summary of the inputs used as of April 30, 2011 in valuing the TCW Emerging Markets Equities Fund and TCW International Small Cap Fund investments:

TCW Emerging Markets Equities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
Common Stock
Air Freight & Logistics	$—	$143,626	$—	$143,626
Auto Components	—	666,121	—	666,121
Automobiles	—	554,822	—	554,822
Beverages	144,670	—	—	144,670
Chemicals	—	419,811	—	419,811

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities (Continued)
Common Stock (Continued)
Commercial Banks	$528,247	$2,595,139	$—	$3,123,386
Communications Equipment	—	722,350	—	722,350
Construction & Engineering	—	118,821	—	118,821
Construction Materials	82,617	1,030,847	—	1,113,464
Diversified Telecommunication Services	—	122,429	—	122,429
Electrical Equipment	—	108,806	—	108,806
Electronic Equipment, Instruments & Components	—	491,008	—	491,008
Energy Equipment & Services	460,544	—	—	460,544
Food & Staples Retailing	551,421	103,281	—	654,702
Gas Utilities	—	132,674	—	132,674
Health Care Providers & Services	350,766	—	—	350,766
Hotels, Restaurants & Leisure	512,386	—	—	512,386
Household Durables	653,603	—	—	653,603
Insurance	—	282,915	—	282,915
Internet Software & Services	1,238,780	766,360	—	2,005,140
IT Services	479,268	135,198	—	614,466
Machinery	—	261,313	—	261,313
Media	313,908	509,479	—	823,387
Metals & Mining	71,249	1,552,531	—	1,623,780
Oil, Gas & Consumable Fuels	2,844,204	1,735,997	—	4,580,201
Pharmaceuticals	—	187,901	—	187,901
Real Estate Management & Development	302,775	820,276	—	1,123,051
Semiconductors & Semiconductor Equipment	427,529	1,048,834	—	1,476,363
Software	233,209	—	—	233,209
Specialty Retail	200,244	—	—	200,244
Trading Companies & Distributors	—	132,208	—	132,208
Wireless Telecommunication Services	783,946	—	—	783,946

Total Common Stock	10,179,366	14,642,747	—	24,822,113

Preferred Stock
Automobiles	—	718,338	—	718,338
Commercial Banks	371,117	107,911	—	479,028
Metals & Mining	1,148,904	—	—	1,148,904

Total Preferred Stock	1,520,021	826,249	—	2,346,270

Total Equity Securities	11,699,387	15,468,996	—	27,168,383

Short-Term Investments	—	876,927	—	876,927

Total	$11,699,387	16,345,923	$—	$28,045,310

TCW Funds, Inc.

April 30, 2011

Note 2 — Significant Accounting Policies (Continued)

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Auto Components	$237,806	$—	$—	$237,806
Capital Markets	597,109	—	—	597,109
Chemicals	387,972	—	—	387,972
Commercial Banks	295,920	—	—	295,920
Consumer Finance	—	403,972	—	403,972
Diversified Financial Services	—	308,017	—	308,017
Energy Equipment & Services	—	518,431	—	518,431
Food Products	318,660	—	—	318,660
Gas Utilities	—	360,033	—	360,033
Health Care Providers & Services	223,589	—	—	223,589
Health Care Technology	—	259,979	—	259,979
Internet & Catalog Retail	—	384,611	—	384,611
Internet Software & Services	—	792,977	—	792,977
IT Services	—	329,866	—	329,866
Media	—	360,167	—	360,167
Metals & Mining	3,621,677	2,236,557	—	5,858,234
Multiline Retail	—	280,892	—	280,892
Oil, Gas & Consumable Fuels	1,117,873	1,127,648	—	2,245,521
Personal Products	—	317,691	—	317,691
Real Estate Management & Development	1,127,313	629,129	—	1,756,442
Software	—	229,793	—	229,793

Total Common Stock	7,927,919	8,539,763	—	16,467,682

Exchange-Traded Fund	345,598	—	—	345,598

Short-Term Investments	—	1,864,954	—	1,864,954

Total	$8,273,517	$10,404,717	$—	$18,678,234

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2011.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased, including original issue discounts are amortized over the life of the respective securities using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Repurchase Agreements:    The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2011.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Dividend Focused Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other equity funds and Allocation Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net

TCW Funds, Inc.

April 30, 2011

Note 2 — Significant Accounting Policies (Continued)

investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2011, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$11,419	$(1,531)	$9,888	$55,462
TCW Dividend Focused Fund	113,762	(35,850)	77,912	635,786
TCW Emerging Markets Equities Fund	3,814	(643)	3,171	24,874
TCW Growth Fund	3,246	(504)	2,742	27,347
TCW Growth Equities Fund	36,234	(2,769)	33,465	99,343
TCW International Small Cap Fund	884	(703)	181	18,498
TCW Large Cap Growth Fund	2,741	(73)	2,668	8,173
TCW Relative Value Large Cap Fund	79,767	(24,026)	55,741	461,165
TCW Relative Value Small Cap Fund	5,980	(1,453)	4,527	20,975
TCW Select Equities Fund	224,805	(3,070)	221,735	351,277
TCW Small Cap Growth Fund	276,551	(19,852)	256,699	928,099
TCW SMID Cap Growth Fund	958	(54)	904	9,562
TCW Value Opportunities Fund	61,326	(1,642)	59,684	247,379
TCW Global Conservative Allocation Fund	574	—	574	7,044
TCW Global Moderate Allocation Fund	1,951	(147)	1,804	11,975
TCW Global Flexible Allocation Fund	257	(56)	201	1,906

The Funds did not have any unrecognized tax benefits at April 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2011. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Concentrated Value Fund	0.65%
TCW Dividend Focused Fund	0.75%
TCW Emerging Markets Equities Fund	1.00%
TCW Growth Fund	0.75%
TCW Growth Equities Fund	1.00%
TCW International Small Cap Fund	0.75%
TCW Large Cap Growth Fund	0.65%
TCW Relative Value Large Cap Fund	0.75%
TCW Relative Value Small Cap Fund	0.90%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW SMID Cap Growth Fund	1.00%
TCW Value Opportunities Fund	0.80%

The Allocation Funds do not pay management fees to the Advisor; however, the Allocation Funds pay management fees to the Advisor indirectly, as a shareholder in the affiliated funds. In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based in the net management fees paid and are included in the Statements of Operations.

The Advisor limited the operating expenses for the following funds, at class level, to the average of total expense ratios as reported by Lipper, Inc. (“Lipper Average”) for each Fund’s respective investment objective, which changed on a monthly basis. This expense limitation is voluntary and is terminable on a six months notice. The Lipper, Inc. expense ratios, in effect as of April 30, 2011, as they relate to each Fund were as follows:

TCW Concentrated Value Fund	1.24%
TCW Dividend Focused Fund	1.34%
TCW Relative Value Large Cap Fund	1.27%
TCW Select Equities Fund	1.41%
TCW Small Cap Growth Fund	1.56%

In addition, the Advisor agreed to limit the operating expenses for the following funds, at class level, not to exceed:

TCW Emerging Markets Equities Fund	1.73%
TCW Global Conservative Allocation Fund	0.87%
TCW Global Flexible Allocation Fund	1.43%
TCW Global Moderate Allocation Fund	0.98%
TCW Growth Equities Fund	1.20%
TCW Growth Fund	0.99%
TCW International Small Cap Fund	1.44%
TCW Large Cap Growth Fund	1.38%
TCW Relative Value Small Cap Fund	1.38%
TCW SMID Cap Growth Fund	1.20%
TCW Value Opportunities Fund	1.39%

These limits are in effect for a minimum of twelve months from the respective effective date.

TCW Funds, Inc.

April 30, 2011

Note 4 — Fund Management Fees and Other Expenses (Continued)

The amount borne by the Advisor during a fiscal year when the operating expenses of a fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Note 5 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 6 — Transactions with Affiliates

The summary of Allocation Funds transactions in the affiliated funds for the six months ended April 30, 2011 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Additions	Reductions	Number of Shares Held End of Period	Value at End of Year (in thousands)	Dividends and Interest Income Received (in thousands)	Distributions Received from and Net Realized Gain (Loss) (in thousands)
TCW Global Conservative Allocation Fund

Metropolitan West Total Return Bond Fund	—	376,237	12,745	363,492	$3,813	$53	$—
TCW Core Fixed Income Fund	247,450	5,479	252,929	—	—	11	—
TCW Growth Equities Fund	8,789	12,831	476	21,144	357	—	—
TCW Large Cap Growth Fund	18,877	4,716	23,593	—	—	—	—
TCW Money Market Fund	225,582	3,110	228,692	—	—	—	—
TCW Relative Value Large Cap Fund	26,358	49,513	1,443	74,428	1,110	4	—
TCW Select Equities Fund	70,907	43,516	3,857	110,566	2,089	—	—
TCW Value Opportunities Fund	266	—	266	—	—	—	—

Total					$7,369	$68	$—

TCW Global Moderate Allocation Fund

Metropolitan West High Yield Bond Fund	—	270,567	108,192	162,375	$1,788	$64	$—
Metropolitan West Total Return Bond Fund	—	565,965	324,647	241,318	2,531	71	—
TCW Core Fixed Income Fund	483,679	19,351	503,030	—	—	22	—
TCW Growth Equities Fund	113,213	18,741	39,985	91,969	1,553	—	—
TCW High Yield Bond Fund	263,303	11,919	275,222	—	—	11	—
TCW Relative Value Large Cap Fund	170,825	75,363	61,022	185,166	2,763	26	—
TCW Select Equities Fund	257,311	24,080	90,918	190,473	3,598	—	—
TCW Value Opportunities Fund	66,978	6,820	37,574	36,224	736	10	—

Total					$12,969	$204	$—

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Transactions with Affiliates (Continued)

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Additions	Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income Received (in thousands)	Distributions Received from and Net Realized Gain (Loss) (in thousands)
TCW Global Flexible Allocation Fund

Metropolitan West High Yield Bond Fund — I Class	—	9,034	2,968	6,066	$67	$2	$—
Metropolitan West Total Return Bond Fund — I Class	—	22,689	16,918	5,771	60	2	—
TCW Core Fixed Income Fund	20,466	169	20,635	—	—	1	—
TCW Emerging Markets Income Fund	27,546	2,771	10,426	19,891	177	7	3
TCW Growth Equities Fund	11,975	659	2,408	10,226	173	—	—
TCW Relative Value Large Cap Fund	20,134	8,099	4,910	23,323	348	3	—
TCW Select Equities Fund	26,862	1,479	5,390	22,951	434	—	—
TCW Small Cap Growth Fund	4,588	253	925	3,916	130	—	—
TCW Value Opportunities Fund	6,491	409	3,702	3,198	65	1	—

Total					$1,454	$16	$3

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2011, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Concentrated Value Fund	$14,526	$24,776	$—	$—
TCW Dividend Focused Fund	149,955	189,669	—	—
TCW Emerging Markets Equities Fund	17,636	16,931	—	—
TCW Growth Fund	32,776	8,015	—	—
TCW Growth Equities Fund	29,145	36,715	—	—
TCW International Small Cap Fund	17,301	472	—	—
TCW Large Cap Growth Fund	3,073	3,659	—	—
TCW Relative Value Large Cap Fund	58,421	65,274	—	—
TCW Relative Value Small Cap Fund	6,041	6,889	—	—
TCW Select Equities Fund	79,152	109,399	—	—
TCW Small Cap Growth Fund	526,455	368,287	—	—
TCW SMID Cap Growth Fund	10,522	1,362	—	—
TCW Value Opportunities Fund	100,610	49,484	—	—
TCW Global Conservative Allocation Fund	6,022	3,708	—	—
TCW Global Moderate Allocation Fund	11,854	18,242	—	—
TCW Global Flexible Allocation Fund	992	1,518	—	—

TCW Funds, Inc.

April 30, 2011

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Concentrated Value Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	56,811	$694	141,799	$1,472
Shares Issued upon Reinvestment of Dividends	2,992	36	12,821	136
Shares Redeemed	(863,010)	(10,613)	(527,722)	(5,528)

Net Decrease	(803,207)	$(9,883)	(373,102)	$(3,920)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,900	$24	2,708,606	$26,987
Shares Issued upon Reinvestment of Dividends	5	—	14,112	149
Shares Redeemed	(29,010)	(359)	(2,752,343)	(27,466)

Net Decrease	(27,105)	$(335)	(29,625)	$(330)

TCW Dividend Focused Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	843,572	$9,120	1,896,764	$17,107
Shares Issued upon Reinvestment of Dividends	55,382	590	99,902	892
Shares Redeemed	(915,081)	(9,762)	(1,301,939)	(11,811)

Net Increase (Decrease)	(16,127)	$(52)	694,727	$6,188

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	13,451,382	$148,612	12,373,035	$113,199
Shares Issued upon Reinvestment of Dividends	318,213	3,449	963,686	8,676
Shares Redeemed	(15,160,700)	(167,301)	(22,632,848)	(209,490)

Net Decrease	(1,391,105)	$(15,240)	(9,296,127)	$(87,615)

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Emerging Markets Equities Fund	Six Months Ended April 30, 2011 (Unaudited)		December 14, 2009 (Commencement of Operations) through October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	118,657	$1,273	2,514,571	$24,533
Shares Redeemed	(86,582)	(898)	(658,334)	(6,098)

Net Increase	32,075	$375	1,856,237	$18,435

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	107,584	$1,118	1,036,771	$9,885
Shares Redeemed	(15,238)	(164)	(511,098)	(4,651)

Net Increase	92,346	$954	525,673	$5,234

TCW Growth Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,198,056	$25,719	33,204	$578
Shares Redeemed	(958)	(21)	(25,000)	(420)

Net Increase	1,197,098	$25,698	8,204	$158

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	6,515	$150	26,786	$450
Shares Redeemed	—	—	(25,000)	(420)

Net Increase	6,515	$150	1,786	$30

TCW Growth Equities Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	742,436	$11,360	4,416,023	$57,963
Shares Redeemed	(832,173)	(12,649)	(1,076,184)	(13,851)

Net Increase (Decrease)	(89,737)	$(1,289)	3,339,839	$44,112

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	207,600	$3,083	474,656	$6,305
Shares Redeemed	(212,237)	(3,278)	(129,513)	(1,659)

Net Increase (Decrease)	(4,637)	$(195)	345,143	$4,646

TCW Funds, Inc.

April 30, 2011

Note 8 — Capital Share Transactions (Continued)

TCW International Small Cap Fund	February 28, 2011 (Commencement of Operations) through April 30, 2011 (Unaudited)
I Class	Shares	Amount (in thousands)
Shares Sold	1,228,074	$12,036

Net Increase	1,228,074	$12,036

N Class	Shares	Amount (in thousands)
Shares Sold	526,597	$5,255
Shares Redeemed	(518)	(5)

Net Increase	526,079	$5,250

TCW Large Cap Growth Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	41,577	$897	184,628	$3,454
Shares Redeemed	(59,276)	(1,294)	(801,096)	(14,998)

Net Decrease	(17,699)	$(397)	(616,468)	$(11,544)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	646	$14	9,657	$174
Shares Redeemed	(3,335)	(72)	(83,916)	(1,475)

Net Decrease	(2,689)	$(58)	(74,259)	$(1,301)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,352,625	$32,731	14,841,687	$176,558
Shares Issued upon Reinvestment of Dividends	291,461	3,926	562,635	6,645
Shares Redeemed	(3,484,073)	(47,890)	(22,623,846)	(265,740)

Net Decrease	(839,987)	$(11,233)	(7,219,524)	$(82,537)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	861,356	$12,250	878,365	$10,234
Shares Issued upon Reinvestment of Dividends	41,293	556	126,539	1,491
Shares Redeemed	(969,725)	(13,332)	(4,891,966)	(56,302)

Net Decrease	(67,076)	$(526)	(3,887,062)	$(44,577)

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Relative Value Small Cap Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	13,637	$157	798,378	$7,617
Shares Redeemed	(32,472)	(363)	(169,778)	(1,545)

Net Increase (Decrease)	(18,835)	$(206)	628,600	$6,072

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	15,572	$171	58,887	$538
Shares Redeemed	(110,100)	(1,224)	(399,043)	(3,532)

Net Decrease	(94,528)	$(1,053)	(340,156)	$(2,994)

TCW Select Equities Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,688,933	$48,057	3,576,202	$52,900
Shares Redeemed	(3,844,955)	(67,287)	(6,324,150)	(92,726)

Net Decrease	(1,156,022)	$(19,230)	(2,747,948)	$(39,826)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	747,388	$12,732	612,083	$8,686
Shares Redeemed	(1,060,709)	(17,871)	(3,408,841)	(47,797)

Net Decrease	(313,321)	$(5,139)	(2,796,758)	$(39,111)

TCW Small Cap Growth Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	9,128,783	$272,206	20,622,162	$504,057
Shares Redeemed	(3,397,308)	(102,541)	(7,241,373)	(175,873)

Net Increase	5,731,475	$169,665	13,380,789	$328,184

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,946,428	$85,088	7,057,593	$167,054
Shares Redeemed	(2,441,602)	(71,050)	(5,369,233)	(124,690)

Net Increase	504,826	$14,038	1,688,360	$42,364

TCW Funds, Inc.

April 30, 2011

Note 8 — Capital Share Transactions (Continued)

TCW SMID Cap Growth Fund	November 1, 2010 (Commencement of Operations) through April 30, 2011 (Unaudited)
I Class	Shares	Amount (in thousands)
Shares Sold	221,135	$2,333
Shares Redeemed	(6,357)	(70)

Net Increase	214,778	$2,263

N Class	Shares	Amount (in thousands)
Shares Sold	650,225	$7,593
Shares Redeemed	(23,345)	(280)

Net Increase	626,880	$7,313

TCW Value Opportunities Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,697,991	$50,973	6,556,792	$103,952
Shares Issued upon Reinvestment of Dividends	37,681	697	77,809	1,189
Shares Redeemed	(1,155,725)	(21,888)	(11,553,311)	(182,781)

Net Increase (Decrease)	1,579,947	$29,782	(4,918,710)	$(77,640)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,212,326	$40,972	2,590,237	$40,573
Shares Issued upon Reinvestment of Dividends	9,664	176	10,345	162
Shares Redeemed	(676,546)	(12,537)	(2,217,085)	(34,317)

Net Increase	1,545,444	$28,611	383,497	$6,418

TCW Global Conservative Allocation Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	206,156	$2,224	59,565	$606
Shares Issued upon Reinvestment of Dividends	26,946	280	10,861	109
Shares Redeemed	(42,698)	(457)	(55,763)	(564)

Net Increase	190,404	$2,047	14,663	$151

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	58,080	$616	19,401	$193
Shares Issued upon Reinvestment of Dividends	846	9	271	3
Shares Redeemed	(1,306)	(14)	(11,012)	(107)

Net Increase	57,620	$611	8,660	$89

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Global Moderate Allocation Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	57,923	$545	1,989,842	$17,037
Shares Issued upon Reinvestment of Dividends	31,220	290	9,731	83
Shares Redeemed	(752,296)	(7,142)	(149,105)	(1,292)

Net Increase (Decrease)	(663,153)	$(6,307)	1,850,468	$15,828

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	12,607	$102
Shares Issued upon Reinvestment of Dividends	3	— (1)	119	1
Shares Redeemed	—	—	(11,187)	(91)

Net Increase	3	$— (1)	1,539	$12

TCW Global Flexible Allocation Fund	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31, 2010
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	13,391	$118	256,952	$2,141
Shares Issued upon Reinvestment of Dividends	1,609	14	1,907	15
Shares Redeemed	(75,854)	(671)	(100,690)	(826)

Net Increase (Decrease)	(60,854)	$(539)	158,169	$1,330

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	11,704	$90
Shares Issued upon Reinvestment of Dividends	—	—	123	1
Shares Redeemed	—	—	(10,500)	(81)

Net Increase	—	$—	1,327	$10

(1)	Amount rounds to less than $1 (in thousands).

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2011.

Note 10 — Recently Issued Accounting Pronouncements

On December 22, 2010, The U.S. government passed the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”). The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal

TCW Funds, Inc.

April 30, 2011

Note 10 — Recently Issued Accounting Pronouncements (Continued)

income and excise tax provisions related to RICs. One of the provisions allows a RIC to carry forward capital losses indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

TCW Concentrated Value Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$10.99		$9.98	$9.62	$15.72	$14.34	$12.28

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02		0.03	0.10	0.06	0.07	0.02
Net Realized and Unrealized Gain (Loss) on Investments	1.80		1.07	0.33	(6.10)	1.34	2.04

Total from Investment Operations	1.82		1.10	0.43	(6.04)	1.41	2.06

Less Distributions:
Distributions from Net Investment Income	(0.03)		(0.09)	(0.07)	(0.06)	(0.03)	—

Net Asset Value per Share, End of Period	$12.78		$10.99	$9.98	$9.62	$15.72	$14.34

Total Return	16.56	% (2)	11.05%	4.64%	(38.57)%	9.86%	16.78%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$29,612		$34,285	$34,867	$38,480	$7,176	$4,689
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.90	% (3)	0.91%	1.00%	1.01%	1.18%	2.25%
After Expense Reimbursement	N/A		N/A	0.86%	1.00%	N/A	1.38%
Ratio of Net Investment Income to Average Net Assets	0.26	% (3)	0.32%	1.11%	0.46%	0.38%	0.13%
Portfolio Turnover Rate	21.79	% (2)	53.50%	72.56%	110.17%	63.43%	37.47%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Concentrated Value Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$10.95		$9.94	$9.58	$15.67	$14.31	$12.28

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.00		0.01	0.06	0.07	0.04	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.80		1.05	0.34	(6.10)	1.35	2.01

Total from Investment Operations	1.80		1.06	0.40	(6.03)	1.39	2.05

Less Distributions:
Distributions from Net Investment Income	(0.00	) (2)	(0.05)	(0.04)	(0.06)	(0.03)	(0.01)
Distributions from Net Realized Gain	—		—	—	—	—	(0.01)

Total Distributions	(0.00)		(0.05)	(0.04)	(0.06)	(0.03)	(0.02)

Net Asset Value per Share, End of Period	$12.75		$10.95	$9.94	$9.58	$15.67	$14.31

Total Return	16.44	% (3)	10.71%	4.24%	(38.64)%	9.74%	16.75%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$35,497		$30,786	$28,239	$31,710	$35,509	$23,604
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.14	% (4)	1.17%	1.30%	1.28%	1.27%	1.42%
After Expense Reimbursement	N/A		N/A	1.25%	N/A	N/A	1.38%
Ratio of Net Investment Income to Average Net Assets	0.00	% (4)	0.05%	0.72%	0.54%	0.30%	0.33%
Portfolio Turnover Rate	21.79	% (3)	53.50%	72.56%	110.17%	63.43%	37.47%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$9.60		$8.28	$7.70	$14.24	$13.22	$11.32

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.18	0.23	0.31	0.27	0.22
Net Realized and Unrealized Gain (Loss) on Investments	1.92		1.31	0.61	(6.01)	1.25	1.91

Total from Investment Operations	2.01		1.49	0.84	(5.70)	1.52	2.13

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.17)	(0.25)	(0.33)	(0.29)	(0.19)
Distributions from Net Realized Gain	—		—	—	(0.51)	(0.21)	(0.04)
Distributions from Return of Capital	—		—	(0.01)	—	—	—

Total Distributions	(0.11)		(0.17)	(0.26)	(0.84)	(0.50)	(0.23)

Net Asset Value per Share, End of Period	$11.50		$9.60	$8.28	$7.70	$14.24	$13.22

Total Return	20.98	% (2)	18.13%	11.58%	(42.11)%	11.70%	19.07%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$69,079		$57,797	$44,125	$67,197	$241,170	$159,858
Ratio of Expenses to Average Net Assets	0.87	% (3)	0.90%	0.92%	0.86%	0.85%	0.87%
Ratio of Net Investment Income to Average Net Assets	1.75	% (3)	1.95%	3.27%	2.71%	1.94%	1.81%
Portfolio Turnover Rate	22.43	% (2)	25.77%	26.48%	35.28%	26.19%	25.14%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$9.68		$8.36	$7.72	$14.23	$13.20	$11.30

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.15	0.21	0.27	0.23	0.18
Net Realized and Unrealized Gain (Loss) on Investments	1.93		1.31	0.63	(6.01)	1.25	1.91

Total from Investment Operations	2.01		1.46	0.84	(5.74)	1.48	2.09

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.14)	(0.19)	(0.26)	(0.24)	(0.15)
Distributions from Net Realized Gain	—		—	—	(0.51)	(0.21)	(0.04)
Distributions from Return of Capital	—		—	(0.01)	—	—	—

Total Distributions	(0.06)		(0.14)	(0.20)	(0.77)	(0.45)	(0.19)

Net Asset Value per Share, End of Period	$11.63		$9.68	$8.36	$7.72	$14.23	$13.20

Total Return	20.86	% (2)	17.66%	11.38%	(42.29)%	11.37%	18.72%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$644,929		$550,305	$552,767	$685,359	$1,557,793	$1,256,657
Ratio of Expenses to Average Net Assets	1.17	% (3)	1.20%	1.20%	1.18%	1.15%	1.16%
Ratio of Net Investment Income to Average Net Assets	1.44	% (3)	1.68%	2.92%	2.39%	1.65%	1.51%
Portfolio Turnover Rate	22.43	% (2)	25.77%	26.48%	35.28%	26.19%	25.14%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		December 14, 2009 (Commencement of Operations) through October 31, 2010
Net Asset Value per Share, Beginning of Period	$10.45		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.01)		(0.03)
Net Realized and Unrealized Gain on Investments	0.77		0.48

Total from Investment Operations	0.76		0.45

Net Asset Value per Share, End of Period	$11.21		$10.45

Total Return	7.27	% (2)	4.50	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$21,166		$19,393
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.77	% (4)	2.13	% (4)
After Expense Reimbursement	1.69	% (4)	1.73	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.21	)% (4)	(0.33	)% (4)
Portfolio Turnover Rate	66.88	% (2)	198.80	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	For the period December 14, 2009 (Commencement of Operations) through October 31, 2010 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		December 14, 2009 (Commencement of Operations) through October 31, 2010
Net Asset Value per Share, Beginning of Period	$10.44		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.01)		(0.04)
Net Realized and Unrealized Gain on Investments	0.78		0.48

Total from Investment Operations	0.77		0.44

Net Asset Value per Share, End of Period	$11.21		$10.44

Total Return	7.27	% (2)	4.50	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,925		$5,491
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.44	% (4)	2.95	% (4)
After Expense Reimbursement	1.69	% (4)	1.73	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.17	)% (4)	(0.45	)% (4)
Portfolio Turnover Rate	66.88	% (2)	198.80	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	For the period December 14, 2009 (Commencement of Operations) through October 31, 2010 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,		January 2, 2008 (Commencement of Operations) through October 31, 2008
			2010	2009
Net Asset Value per Share, Beginning of Period	$19.95		$16.27	$12.94	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.03)		(0.10)	(0.08)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	3.82		3.78	3.41	(6.91)

Total from Investment Operations	3.79		3.68	3.33	(7.06)

Net Asset Value per Share, End of Period	$23.74		$19.95	$16.27	$12.94

Total Return	18.94	% (2)	22.68%	25.74%	(35.30	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$29,202		$663	$407	$324
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.38	% (4)	13.74%	15.94%	9.74	% (4)
After Expense Reimbursement	0.99	% (4)	1.37%	1.38%	1.41	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.28	)% (4)	(0.56)%	(0.55)%	(0.97	)% (4)
Portfolio Turnover Rate	40.01	% (2)	65.37%	55.51%	63.31	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,		January 2, 2008 (Commencement of Operations) through October 31, 2008
			2010	2009
Net Asset Value per Share, Beginning of Period	$19.95		$16.27	$12.94	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.02)		(0.10)	(0.08)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	3.80		3.78	3.41	(6.91)

Total from Investment Operations	3.78		3.68	3.33	(7.06)

Net Asset Value per Share, End of Period	$23.73		$19.95	$16.27	$12.94

Total Return	18.89	% (2)	22.68%	25.73%	(35.30	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$790		$534	$407	$323
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	9.41	% (4)	13.99%	16.16%	10.07	% (4)
After Expense Reimbursement	0.99	% (4)	1.37%	1.38%	1.41	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.18	)% (4)	(0.56)%	(0.56)%	(0.97	)% (4)
Portfolio Turnover Rate	40.01	% (2)	65.37%	55.51%	63.31	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$13.95		$10.87	$8.73	$17.91	$12.17	$11.46

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)		(0.09)	(0.10)	(0.08)	(0.12)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	2.99		3.17	2.24	(7.72)	5.86	0.86

Total from Investment Operations	2.94		3.08	2.14	(7.80)	5.74	0.71

Less Distributions:
Distributions from Net Realized Gain	—		—	—	(1.38)	—	—

Net Asset Value per Share, End of Period	$16.89		$13.95	$10.87	$8.73	$17.91	$12.17

Total Return	21.08	% (2)	28.33%	24.51%	(46.86)%	47.17%	6.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$121,885		$101,943	$43,125	$23,706	$43,973	$28,916
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.20	% (3)	1.27%	1.52%	1.34%	1.40%	1.50%
After Expense Reimbursement	N/A		N/A	1.47%	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.69	)% (3)	(0.67)%	(1.10)%	(0.55)%	(0.86)%	(1.23)%
Portfolio Turnover Rate	24.19	% (2)	71.30%	69.14%	68.65%	71.58%	123.31%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$13.90		$10.84	$8.71	$17.90	$12.17	$11.46

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)		(0.09)	(0.10)	(0.09)	(0.14)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	2.98		3.15	2.23	(7.72)	5.87	0.87

Total from Investment Operations	2.93		3.06	2.13	(7.81)	5.73	0.71

Less Distributions:
Distributions from Net Realized Gain	—		—	—	(1.38)	—	—

Net Asset Value per Share, End of Period	$16.83		$13.90	$10.84	$8.71	$17.90	$12.17

Total Return	21.08	% (2)	28.23%	24.46%	(46.95)%	47.08%	6.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,682		$10,542	$4,476	$5,216	$9,611	$5,172
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.71	% (3)	2.03%	2.38%	1.93%	2.19%	4.17%
After Expense Reimbursement	1.20	% (3)	1.32%	1.47%	1.50%	1.54%	1.56%
Ratio of Net Investment Loss to Average Net Assets	(0.70	)% (3)	(0.69)%	(1.09)%	(0.70)%	(1.00)%	(1.35)%
Portfolio Turnover Rate	24.19	% (2)	71.30%	69.14%	68.65%	71.58%	123.31%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW International Small Cap Fund

Financial Highlights — I Class

	February 28, 2011 (Commencement of Operations) through April 30, 2011 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.01)
Net Realized and Unrealized (Loss) on Investments	(0.16)

Total from Investment Operations	(0.17)

Net Asset Value per Share, End of Period	$9.83

Total Return	(1.70	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,078
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.51	% (3)
After Expense Reimbursement	1.44	% (3)
Ratio of Net Investment Loss to Average Net Assets	(0.82	)% (3)
Portfolio Turnover Rate	3.28	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2011 (Commencement of Operations) through April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW International Small Cap Fund

Financial Highlights — N Class

	February 28, 2011 (Commencement of Operations) through April 30, 2011 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.01)
Net Realized and Unrealized Loss on Investments	(0.15)

Total from Investment Operations	(0.16)

Net Asset Value per Share, End of Period	$9.84

Total Return	(1.60	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,174
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.08	% (3)
After Expense Reimbursement	1.44	% (3)
Ratio of Net Investment Loss to Average Net Assets	(0.91	)% (3)
Portfolio Turnover Rate	3.28	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2011 (Commencement of Operations) through April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,				February 6, 2006 (Commencement of Operations) through October 31, 2006
			2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$19.93		$17.09	$14.85	$24.54	$20.28	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.10)	(0.07)	(0.14)	(0.17)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	2.70		2.94	2.31	(9.55)	4.43	0.38

Total from Investment Operations	2.66		2.84	2.24	(9.69)	4.26	0.28

Net Asset Value per Share, End of Period	$22.59		$19.93	$17.09	$14.85	$24.54	$20.28

Total Return	13.35	% (2)	16.62%	15.24%	(39.49)%	21.01%	1.40	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,760		$9,847	$18,981	$12,826	$12,562	$7,387
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.62	% (4)	1.38%	1.39%	1.11%	1.34%	3.23	% (4)
After Expense Reimbursement	1.37	% (4)	1.37%	1.34%	N/A	N/A	1.45	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.39	)% (4)	(0.55)%	(0.51)%	(0.64)%	(0.76)%	(0.71	)% (4)
Portfolio Turnover Rate	29.38	% (2)	50.21%	61.78%	57.99%	56.12%	20.40	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,				February 6, 2006 (Commencement of Operations) through October 31, 2006
			2010	2009	2008	2007
Net Asset Value per Share, Beginning of Period	$19.89		$17.05	$14.80	$24.50	$20.28	$20.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.02		(0.09)	(0.08)	(0.19)	(0.19)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	2.63		2.93	2.33	(9.51)	4.41	0.38

Total from Investment Operations	2.65		2.84	2.25	(9.70)	4.22	0.28

Net Asset Value per Share, End of Period	$22.54		$19.89	$17.05	$14.80	$24.50	$20.28

Total Return	13.38	% (2)	16.60%	15.36%	(39.70)%	20.86%	1.40	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$20		$71	$1,327	$2,313	$3,498	$1,531
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	30.71	% (4)	4.13%	2.34%	1.54%	1.79%	3.71	% (4)
After Expense Reimbursement	1.37	% (4)	1.37%	1.34%	1.35%	1.43%	1.45	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.17	% (4)	(0.51)%	(0.54)%	(0.89)%	(0.85)%	(0.71	)% (4)
Portfolio Turnover Rate	29.38	% (2)	50.21%	61.78%	57.99%	56.12%	20.40	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$12.42		$11.06	$9.80	$16.91	$16.24	$13.85

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.13	0.17	0.20	0.16	0.11
Net Realized and Unrealized Gain (Loss) on Investments	2.59		1.41	1.28	(6.81)	0.73	2.58

Total from Investment Operations	2.64		1.54	1.45	(6.61)	0.89	2.69

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.18)	(0.19)	(0.15)	(0.10)	(0.05)
Distributions from Net Realized Gain	—		—	—	(0.35)	(0.12)	(0.25)

Total Distributions	(0.14)		(0.18)	(0.19)	(0.50)	(0.22)	(0.30)

Net Asset Value per Share, End of Period	$14.92		$12.42	$11.06	$9.80	$16.91	$16.24

Total Return	21.37	% (2)	14.14%	15.25%	(40.18)%	5.53%	19.79%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$436,718		$373,921	$412,831	$348,859	$844,811	$553,622
Ratio of Expenses to Average Net Assets	1.03	% (3)	1.07%	1.11%	1.00%	0.96%	0.94%
Ratio of Net Investment Income to Average Net Assets	0.71	% (3)	1.14%	1.79%	1.42%	0.95%	0.77%
Portfolio Turnover Rate	12.45	% (2)	34.49%	40.28%	40.77%	30.58%	27.44%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$12.38		$11.03	$9.75	$16.83	$16.18	$13.78

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.04		0.12	0.16	0.17	0.12	0.08
Net Realized and Unrealized Gain (Loss) on Investments	2.58		1.40	1.29	(6.78)	0.72	2.57

Total from Investment Operations	2.62		1.52	1.45	(6.61)	0.84	2.65

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.17)	(0.17)	(0.12)	(0.07)	— (2)
Distributions from Net Realized Gain	—		—	—	(0.35)	(0.12)	(0.25)

Total Distributions	(0.11)		(0.17)	(0.17)	(0.47)	(0.19)	(0.25)

Net Asset Value per Share, End of Period	$14.89		$12.38	$11.03	$9.75	$16.83	$16.18

Total Return	21.27	% (3)	13.96%	15.22%	(40.31)%	5.28%	19.56%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$80,430		$67,688	$103,155	$118,338	$188,715	$85,125
Ratio of Expenses to Average Net Assets	1.18	% (4)	1.19%	1.21%	1.19%	1.18%	1.20%
Ratio of Net Investment Income to Average Net Assets	0.56	% (4)	1.06%	1.72%	1.25%	0.72%	0.52%
Portfolio Turnover Rate	12.45	% (3)	34.49%	40.28%	40.77%	30.58%	27.44%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$9.75		$8.15	$8.07	$15.52	$15.29	$13.63

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	—	(2)	(0.02)	(0.02)	(0.04)	— (2)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	2.53		1.62	0.10	(5.99)	1.06	2.30

Total from Investment Operations	2.53		1.60	0.08	(6.03)	1.06	2.29

Less Distributions:
Distributions from Net Realized Gain	—		—	—	(1.42)	(0.83)	(0.63)

Net Asset Value per Share, End of Period	$12.28		$9.75	$8.15	$8.07	$15.52	$15.29

Total Return	25.95	% (3)	19.63%	0.87%	(42.33)%	7.27%	17.27%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,046		$9,745	$3,024	$4,228	$14,877	$34,008
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.56	% (4)	1.84%	2.25%	1.49%	1.16%	1.16%
After Expense Reimbursement	1.35	% (4)	1.35%	1.42%	1.46%	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.06	)% (4)	(0.19)%	(0.34)%	(0.29)%	— (5)	(0.10)%
Portfolio Turnover Rate	25.55	% (3)	51.04%	19.90%	31.59%	33.62%	48.81%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(4)	Annualized.
(5)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$9.57		$8.01	$7.92	$15.26	$15.08	$13.49

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	—	(2)	(0.03)	(0.02)	(0.04)	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	2.49		1.59	0.11	(5.88)	1.06	2.27

Total from Investment Operations	2.49		1.56	0.09	(5.92)	1.01	2.22

Less Distributions:
Distributions from Net Realized Gain	—		—	—	(1.42)	(0.83)	(0.63)

Net Asset Value per Share, End of Period	$12.06		$9.57	$8.01	$7.92	$15.26	$15.08

Total Return	26.02	% (3)	19.48%	1.01%	(42.33)%	7.03%	16.92%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,496		$11,616	$12,439	$21,134	$96,786	$91,085
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.86	% (4)	1.97%	2.02%	1.52%	1.43%	1.43%
After Expense Reimbursement	1.35	% (4)	1.35%	1.42%	1.46%	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.05	)% (4)	(0.29)%	(0.29)%	(0.30)%	(0.34)%	(0.37)%
Portfolio Turnover Rate	25.55	% (3)	51.04%	19.90%	31.59%	33.62%	48.81%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$16.18		$13.45	$12.96	$22.26	$19.17	$19.42

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.02)		(0.03)	(0.04)	(0.06)	0.02	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	2.73		2.76	2.36	(7.15)	3.24	(0.16)

Total from Investment Operations	2.71		2.73	2.32	(7.21)	3.26	(0.25)

Less Distributions:
Distributions from Net Investment Income	—		—	—	(0.01)	—	—
Distributions from Net Realized Gain	—		—	(1.83)	(2.08)	(0.17)	—

Total Distributions	—		—	(1.83)	(2.09)	(0.17)	—

Net Asset Value per Share, End of Period	$18.89		$16.18	$13.45	$12.96	$22.26	$19.17

Total Return	16.81	% (2)	20.30%	22.30%	(35.62)%	17.16%	(1.29)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$432,210		$388,735	$360,290	$537,402	$2,068,728	$2,716,604
Ratio of Expenses to Average Net Assets	0.90	% (3)	0.92%	0.98%	0.95%	0.92%	0.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25	)% (3)	(0.19)%	(0.31)%	(0.33)%	0.09%	(0.44)%
Portfolio Turnover Rate	14.89	% (2)	23.75%	36.82%	50.80%	32.44%	38.65%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$15.48		$12.92	$12.55	$21.66	$18.71	$19.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)		(0.07)	(0.07)	(0.10)	(0.04)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	2.62		2.63	2.27	(6.93)	3.16	(0.15)

Total from Investment Operations	2.57		2.56	2.20	(7.03)	3.12	(0.29)

Less Distributions:
Distributions from Net Realized Gain	—		—	(1.83)	(2.08)	(0.17)	—

Net Asset Value per Share, End of Period	$18.05		$15.48	$12.92	$12.55	$21.66	$18.71

Total Return	16.67	% (2)	19.81%	22.02%	(35.77)%	16.83%	(1.53)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$140,859		$125,638	$140,963	$177,885	$647,402	$975,971
Ratio of Expenses to Average Net Assets	1.22	% (3)	1.24%	1.25%	1.20%	1.19%	1.17%
Ratio of Net Investment Loss to Average Net Assets	(0.57	)% (3)	(0.51)%	(0.58)%	(0.57)%	(0.19)%	(0.71)%
Portfolio Turnover Rate	14.89	% (2)	23.75%	36.82%	50.80%	32.44%	38.65%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$26.52		$21.18	$15.23	$26.30	$19.88	$16.56

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.10)		(0.17)	(0.19)	(0.11)	(0.15)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	6.86		5.51	6.14	(10.96)	6.57	3.45

Total from Investment Operations	6.76		5.34	5.95	(11.07)	6.42	3.32

Net Asset Value per Share, End of Period	$33.28		$26.52	$21.18	$15.23	$26.30	$19.88

Total Return	25.45	% (2)	25.21%	39.07%	(42.09)%	32.29%	19.98%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$924,203		$584,581	$183,467	$78,136	$46,914	$27,454
Ratio of Expenses to Average Net Assets	1.18	% (3)	1.19%	1.20%	1.20%	1.29%	1.40%
Ratio of Net Investment Loss to Average Net Assets	(0.67	)% (3)	(0.71)%	(1.08)%	(0.53)%	(0.66)%	(0.68)%
Portfolio Turnover Rate	38.82	% (2)	105.57%	79.13%	110.57%	92.14%	96.93%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$25.53		$20.44	$14.75	$25.58	$19.40	$16.22

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.13)		(0.23)	(0.27)	(0.21)	(0.22)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	6.59		5.32	5.96	(10.62)	6.40	3.35

Total from Investment Operations	6.46		5.09	5.69	(10.83)	6.18	3.18

Net Asset Value per Share, End of Period	$31.99		$25.53	$20.44	$14.75	$25.58	$19.40

Total Return	25.30	% (2)	24.90%	38.58%	(42.34)%	31.86%	19.61%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$250,932		$187,375	$115,465	$19,634	$25,864	$29,310
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.46	% (3)	1.51%	1.59%	1.64%	1.69%	1.66%
After Expense Reimbursement	N/A		N/A	N/A	1.61%	1.65%	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.92	)% (3)	(0.97)%	(1.47)%	(1.00)%	(1.04)%	(0.92)%
Portfolio Turnover Rate	38.82	% (2)	105.57%	79.13%	110.57%	92.14%	96.93%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Financial Highlights — I Class

	November 1, 2010 (Commencement of Operations) through April 30, 2011 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)
Net Realized and Unrealized Gain on Investments	2.53

Total from Investment Operations	2.48

Net Asset Value per Share, End of Period	$12.48

Total Return	24.80	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,680
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.28	% (3)
After Expense Reimbursement	1.20	% (3)
Ratio of Net Investment Loss to Average Net Assets	(0.89	)% (3)
Portfolio Turnover Rate	31.80	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 1, 2010 (Commencement of Operations) through April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Financial Highlights — N Class

	November 1, 2010 (Commencement of Operations) through April 30, 2011 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)
Net Realized and Unrealized Gain on Investments	2.53

Total from Investment Operations	2.48

Net Asset Value per Share, End of Period	$12.48

Total Return	24.80	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,824
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.47	% (3)
After Expense Reimbursement	1.20	% (3)
Ratio of Net Investment Loss to Average Net Assets	(0.85	)% (3)
Portfolio Turnover Rate	31.80	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 1, 2010 (Commencement of Operations) through April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$16.94		$14.12	$12.90	$24.05	$24.27	$22.15

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.11	0.11	0.10	0.05	0.08
Net Realized and Unrealized Gain (Loss) on Investments	3.46		2.81	1.26	(7.94)	1.96	3.77

Total from Investment Operations	3.52		2.92	1.37	(7.84)	2.01	3.85

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.10)	(0.15)	(0.06)	(0.08)	(0.04)
Distributions from Net Realized Gain	—		—	—	(3.25)	(2.15)	(1.69)

Total Distributions	(0.14)		(0.10)	(0.15)	(3.31)	(2.23)	(1.73)

Net Asset Value per Share, End of Period	$20.32		$16.94	$14.12	$12.90	$24.05	$24.27

Total Return	20.86	% (2)	20.78%	10.84%	(37.12)%	8.86%	18.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$214,885		$152,391	$196,488	$198,208	$528,435	$800,060
Ratio of Expenses to Average Net Assets	0.97	% (3)	1.00%	1.04%	0.95%	0.96%	0.95%
Ratio of Net Investment Income to Average Net Assets	0.64	% (3)	0.68%	0.89%	0.56%	0.19%	0.36%
Portfolio Turnover Rate	19.83	% (2)	61.51%	44.91%	50.79%	38.16%	73.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,
			2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$16.61		$13.85	$12.61	$23.60	$23.85	$21.81

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.02		0.05	0.07	0.04	(0.02)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	3.39		2.77	1.24	(7.78)	1.93	3.71

Total from Investment Operations	3.41		2.82	1.31	(7.74)	1.91	3.73

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.06)	(0.07)	—	(0.01)	—
Distributions from Net Realized Gain	—		—	—	(3.25)	(2.15)	(1.69)

Total Distributions	(0.10)		(0.06)	(0.07)	(3.25)	(2.16)	(1.69)

Net Asset Value per Share, End of Period	$19.92		$16.61	$13.85	$12.61	$23.60	$23.85

Total Return	20.63	% (2)	20.42%	10.50%	(37.35)%	8.56%	17.85%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$95,626		$54,041	$39,760	$51,162	$170,918	$191,179
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.41	% (3)	1.41%	1.54%	1.27%	1.25%	1.22%
After Expense Reimbursement	1.36	% (3)	1.34%	1.36%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	0.22	% (3)	0.31%	0.62%	0.22%	(0.08)%	0.08%
Portfolio Turnover Rate	19.83	% (2)	61.51%	44.91%	50.79%	38.16%	73.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Global Conservative Allocation Fund (6)

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2007
			2010	2009	2008
Net Asset Value per Share, Beginning of Period	$10.79		$9.87	$8.60	$10.61	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.23	0.25	0.18	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.70		0.94	1.14	(1.71)	0.50

Total from Investment Operations	0.79		1.17	1.39	(1.53)	0.71

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.25)	(0.12)	(0.32)	(0.10)
Distributions from Net Realized Gain	(0.47)		—	—	(0.16)	—

Total Distributions	(0.66)		(0.25)	(0.12)	(0.48)	(0.10)

Net Asset Value per Share, End of Period	$10.92		$10.79	$9.87	$8.60	$10.61

Total Return	7.68	% (2)	12.08%	16.38%	(14.95)%	7.13	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,880		$4,746	$4,195	$968	$352
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	1.43	% (5)	1.74%	3.28%	6.47%	15.11	% (5)
After Expense Reimbursement	0.85	% (5)	0.89%	0.90%	0.98%	1.06	% (5)
Ratio of Net Investment Income to Average Net Assets	1.68	% (5)	2.27%	2.81%	1.88%	2.10	% (5)
Portfolio Turnover Rate	64.02	% (2)	42.93%	64.78%	87.68%	59.06	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.
(6)	Formerly TCW Conservative Allocation Fund.

See accompanying notes to financial statements.

TCW Global Conservative Allocation Fund (6)

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2007
			2010	2009	2008
Net Asset Value per Share, Beginning of Period	$10.79		$9.86	$8.60	$10.60	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.22	0.25	0.28	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.70		0.96	1.13	(1.80)	0.49

Total from Investment Operations	0.79		1.18	1.38	(1.52)	0.70

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.25)	(0.12)	(0.32)	(0.10)
Distributions from Net Realized Gain	(0.47)		—	—	(0.16)	—

Total Distributions	(0.66)		(0.25)	(0.12)	(0.48)	(0.10)

Net Asset Value per Share, End of Period	$10.92		$10.79	$9.86	$8.60	$10.60

Total Return	7.68	% (2)	12.19%	16.26%	(14.89)%	7.03	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$841		$209	$106	$91	$107
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	5.75	% (5)	15.40%	31.04%	15.22%	24.57	% (5)
After Expense Reimbursement	0.85	% (5)	0.89%	0.90%	0.98%	1.06	% (5)
Ratio of Net Investment Income to Average Net Assets	1.72	% (5)	2.19%	2.84%	2.91%	2.10	% (5)
Portfolio Turnover Rate	64.02	% (2)	42.93%	64.78%	87.68%	59.06	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.
(6)	Formerly TCW Conservative Allocation Fund.

See accompanying notes to financial statements.

TCW Global Moderate Allocation Fund (6)

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2007
			2010	2009	2008
Net Asset Value per Share, Beginning of Period	$9.08		$8.14	$7.16	$11.13	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.18	0.18	0.09	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.81		0.85	0.98	(3.39)	1.14

Total from Investment Operations	0.90		1.03	1.16	(3.30)	1.21

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.09)	(0.18)	(0.24)	(0.08)
Distributions from Net Realized Gain	—		—	—	(0.43)	—

Total Distributions	(0.14)		(0.09)	(0.18)	(0.67)	(0.08)

Net Asset Value per Share, End of Period	$9.84		$9.08	$8.14	$7.16	$11.13

Total Return	10.04	% (2)	12.74%	16.64%	(31.44)%	12.32	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,642		$18,615	$1,620	$539	$910
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	0.50	% (5)	0.66%	9.37%	5.86%	4.53	% (5)
After Expense Reimbursement	N/A		N/A	0.92%	1.04%	1.07	% (5)
Ratio of Net Investment Income to Average Net Assets	1.85	% (5)	2.06%	2.39%	0.99%	0.71	% (5)
Portfolio Turnover Rate	68.47	% (2)	52.34%	59.73%	44.06%	185.73	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.
(6)	Formerly TCW Moderate Allocation Fund.

See accompanying notes to financial statements.

TCW Global Moderate Allocation Fund (6)

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2007
			2010	2009	2008
Net Asset Value per Share, Beginning of Period	$9.03		$8.11	$7.14	$11.14	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.16	0.21	0.09	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.81		0.85	0.94	(3.39)	1.12

Total from Investment Operations	0.87		1.01	1.15	(3.30)	1.22

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.09)	(0.18)	(0.27)	(0.08)
Distributions from Net Realized Gain	—		—	—	(0.43)	—

Total Distributions	(0.11)		(0.09)	(0.18)	(0.70)	(0.08)

Net Asset Value per Share, End of Period	$9.79		$9.03	$8.11	$7.14	$11.14

Total Return	9.71	% (2)	12.54%	16.54%	(31.43)%	12.32	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$124		$114	$90	$77	$112
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	18.55	% (5)	20.20%	42.17%	13.77%	17.93	% (5)
After Expense Reimbursement	0.98	% (5)	0.96%	0.92%	1.04%	1.07	% (5)
Ratio of Net Investment Income to Average Net Assets	1.34	% (5)	1.89%	2.90%	0.98%	0.98	% (5)
Portfolio Turnover Rate	68.47	% (2)	52.34%	59.73%	44.06%	185.73	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.
(6)	Formerly TCW Moderate Allocation Fund.

See accompanying notes to financial statements.

TCW Global Flexible Allocation Fund (6)

Financial Highlights — I Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2007
			2010	2009	2008
Net Asset Value per Share, Beginning of Period	$8.43		$7.76	$6.88	$10.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.01		0.05	0.14	0.08	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.72		0.72	0.89	(4.06)	1.03

Total from Investment Operations	0.73		0.77	1.03	(3.98)	1.01

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.10)	(0.15)	(0.09)	(0.05)
Distributions from Net Realized Gain	—		—	—	(0.01)	—

Total Distributions	(0.05)		(0.10)	(0.15)	(0.10)	(0.05)

Net Asset Value per Share, End of Period	$9.11		$8.43	$7.76	$6.88	$10.96

Total Return	8.72	% (2)	9.92%	15.36%	(36.67)%	10.23	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,991		$2,356	$940	$204	$1,337
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	3.26	% (5)	4.39%	15.42%	5.60%	6.57	% (5)
After Expense Reimbursement	1.41	% (5)	1.40%	1.32%	1.39%	1.35	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.23	% (5)	0.65%	1.93%	0.86%	(0.19	)% (5)
Portfolio Turnover Rate	43.05	% (2)	98.43%	111.75%	45.90%	7.44	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.
(6)	Formerly TCW Aggressive Allocation Fund.

See accompanying notes to financial statements.

TCW Global Flexible Allocation Fund (6)

Financial Highlights — N Class

	Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2007
			2010	2009	2008
Net Asset Value per Share, Beginning of Period	$8.43		$7.76	$6.88	$10.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.01		0.06	0.19	(0.06)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.72		0.71	0.84	(3.92)	1.00

Total from Investment Operations	0.73		0.77	1.03	(3.98)	1.01

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.10)	(0.15)	(0.09)	(0.05)
Distributions from Net Realized Gain	—		—	—	(0.01)	—

Total Distributions	(0.05)		(0.10)	(0.15)	(0.10)	(0.05)

Net Asset Value per Share, End of Period	$9.11		$8.43	$7.76	$6.88	$10.96

Total Return	8.72	% (2)	9.92%	15.36%	(36.61)%	10.13	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$107		$99	$81	$70	$110
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	22.99	% (5)	25.56%	57.53%	15.25%	19.55	% (5)
After Expense Reimbursement	1.41	% (5)	1.40%	1.32%	1.39%	1.30	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20	% (5)	0.71%	2.82%	(0.58)%	0.05	% (5)
Portfolio Turnover Rate	43.05	% (2)	98.43%	111.75%	45.90%	7.44	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2011 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.
(6)	Formerly TCW Aggressive Allocation Fund.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011 (181 days).

Actual Expenses    The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2010 to April 30, 2011)
TCW Concentrated Value Fund
I Class Shares
Actual	$1,000.00	$1,165.60	0.90%	$4.83
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

N Class Shares
Actual	$1,000.00	$1,164.40	1.14%	$6.12
Hypothetical (5% return before expenses)	1,000.00	1,019.14	1.14%	5.71

TCW Dividend Focused Fund
I Class Shares
Actual	$1,000.00	$1,209.80	0.87%	$4.77
Hypothetical (5% return before expenses)	1,000.00	1,020.48	0.87%	4.36

N Class Shares
Actual	$1,000.00	$1,208.60	1.17%	$6.41
Hypothetical (5% return before expenses)	1,000.00	1,018.99	1.17%	5.86

TCW Emerging Markets Equities Fund
I Class Shares
Actual	$1,000.00	$1,072.70	1.69%	$8.69
Hypothetical (5% return before expenses)	1,000.00	1,016.41	1.69%	8.45

N Class Shares
Actual	$1,000.00	$1,072.70	1.69%	$8.69
Hypothetical (5% return before expenses)	1,000.00	1,016.41	1.69%	8.45

TCW Funds, Inc.

April 30, 2011

TCW Funds, Inc.	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2010 to April 30, 2011)
TCW Growth Fund
I Class Shares
Actual	$1,000.00	$1,210.80	0.99%	$5.43
Hypothetical (5% return before expenses)	1,000.00	1,019.89	0.99%	4.96

N Class Shares
Actual	$1,000.00	$1,210.80	0.99%	$5.43
Hypothetical (5% return before expenses)	1,000.00	1,019.89	0.99%	4.96

TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$1,210.80	1.20%	$6.58
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

N Class Shares
Actual	$1,000.00	$1,210.80	1.20%	$6.58
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

TCW International Small Cap Fund
I Class Shares
Actual	$1,000.00	$983.00	1.44%	$2.39	(1)
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.44%	7.20

N Class Shares
Actual	$1,000.00	$984.00	1.44%	$2.39	(1)
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.44%	7.20

TCW Large Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,133.50	1.37%	$7.25
Hypothetical (5% return before expenses)	1,000.00	1,018.00	1.37%	6.85

N Class Shares
Actual	$1,000.00	$1,133.80	1.37%	$7.25
Hypothetical (5% return before expenses)	1,000.00	1,018.00	1.37%	6.85

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$1,213.70	1.03%	$5.65
Hypothetical (5% return before expenses)	1,000.00	1,019.69	1.03%	5.16

N Class Shares
Actual	$1,000.00	$1,212.70	1.18%	$6.47
Hypothetical (5% return before expenses)	1,000.00	1,018.94	1.18%	5.91

TCW Relative Value Small Cap Fund
I Class Shares
Actual	$1,000.00	$1,259.50	1.35%	$7.56
Hypothetical (5% return before expenses)	1,000.00	1,018.10	1.35%	6.76

N Class Shares
Actual	$1,000.00	$1,260.20	1.35%	$7.57
Hypothetical (5% return before expenses)	1,000.00	1,018.10	1.35%	6.76

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2010 to April 30, 2011)
TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,168.10	0.90%		$4.84
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%		4.51

N Class Shares
Actual	$1,000.00	$1,166.70	1.22%		$6.55
Hypothetical (5% return before expenses)	1,000.00	1,018.74	1.22%		6.11

TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,254.50	1.18%		$6.60
Hypothetical (5% return before expenses)	1,000.00	1,018.94	1.18%		5.91

N Class Shares
Actual	$1,000.00	$1,253.00	1.46%		$8.16
Hypothetical (5% return before expenses)	1,000.00	1,017.55	1.46%		7.30

TCW SMID Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,248.00	1.20%		6.69
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%		6.01

N Class Shares
Actual	$1,000.00	$1,248.00	1.20%		6.69
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%		6.01

TCW Value Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,208.60	0.97%		$5.31
Hypothetical (5% return before expenses)	1,000.00	1,019.98	0.97%		4.86

N Class Shares
Actual	$1,000.00	$1,206.30	1.36%		$7.44
Hypothetical (5% return before expenses)	1,000.00	1,018.05	1.36%		6.80

TCW Global Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,076.80	0.85	% (2)	$4.38	(2)
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85	% (2)	4.26	(2)

N Class Shares
Actual	$1,000.00	$1,076.80	0.85	% (2)	$4.38	(2)
Hypothetical (5% return before expenses)	1,000.00	1,020.63	0.85	% (2)	4.26	(2)

TCW Global Moderate Allocation Fund
I Class Shares
Actual	$1,000.00	$1,100.40	0.50	% (2)	$2.60	(2)
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	% (2)	2.51	(2)

N Class Shares
Actual	$1,000.00	$1,097.10	0.98	% (2)	$5.10	(2)
Hypothetical (5% return before expenses)	1,000.00	1,019.93	0.98	% (2)	4.91	(2)

TCW Funds, Inc.

April 30, 2011

TCW Funds, Inc.	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2010 to April 30, 2011)
TCW Global Flexible Allocation Fund
I Class Shares
Actual	$1,000.00	$1,087.20	1.41	% (2)	$7.30	(2)
Hypothetical (5% return before expenses)	1,000.00	1,017.80	1.41	% (2)	7.05	(2)

N Class Shares
Actual	$1,000.00	$1,087.20	1.41	% (2)	$7.30	(2)
Hypothetical (5% return before expenses)	1,000.00	1,017.80	1.41	% (2)	7.05	(2)

(1)	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on February 28, 2011 through April 30, 2011, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended April 30, 2011, multiplied by the number of days in the six month period and divided by the number of days in the year.
(2)	Does not include expenses of the underlying affiliated investments.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW Funds, Inc. Approval of Additions to Investment Management and Advisory Agreement

TCW Funds, Inc. (the “Corporation”) and TCW Investment Management Company (the “Advisor”) are parties to an Investment Management and Advisory Agreement (the “Advisory Agreement”), pursuant to which the Advisor is responsible for managing the investments of each separate investment series (each, a “Fund” and collectively, the “Funds”) of the Corporation. At meetings held on September 21, 2010, and March 14, 2011, the Board of Directors (“Board”) of the Corporation approved the Advisory Agreement with respect to the newly organized TCW Emerging Markets Local Currency Income Fund, TCW Enhanced Commodity Strategy Fund and TCW International Small Cap Fund (each a “New Fund” and collectively the “New Funds”).

Prior to this approval, the Advisor provided materials to the Board for its evaluation. The Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are certain of the factors considered by the Board in approving the Advisory Agreements with respect to each of the New Funds. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determination was made on the basis of each Director’s business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the contract review process.

In evaluating the Advisory Agreement with respect to each of the New Funds the Board, including the Independent Directors, considered the following factors among others:

Nature, Extent and Quality of Services.    The Board considered the general nature, extent, and quality of services provided to the Funds and expected to be provided to the New Funds by the Advisor. The Board evaluated the Advisor’s experience in serving as manager of mutual funds, and considered the benefits to shareholders of investing in a fund complex that is served by a large organization which also serves a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies and commingled funds. The Board also considered the ability of the Advisor to provide appropriate levels of support and resources to the Corporation. The Board also took note of the background and experience of the senior management and portfolio management personnel of the Advisor and that the expertise and amounts of attention provided and expected to be given to the Corporation by the Advisor is substantial. The Board considered the ability of the Advisor to attract and retain qualified business professionals and its compensation program. The Board also considered the breadth of the compliance programs of the Advisor, as well as the compliance operations of the Advisor with respect to the New Funds. The Board concluded that it was satisfied with the nature, extent and quality of the services anticipated to be provided to the Funds by the Advisor under the Advisory Agreement.

Investment Performance. The Board noted that the Advisor does not manage any separate accounts with strategies similar to the proposed strategies of the New Funds. However, the Board reviewed information about the Advisor’s prior historical performance with respect to the existing Funds and the historical performance of mutual funds with similar investment policies to those of the New Funds. The Board concluded that the Advisor would provide acceptable investment management services to each of the New Funds consistent with its objectives and strategy.

TCW Funds, Inc. Approval of Additions to Investment Management and Advisory Agreement (Continued)

Advisory Fees and Profitability.    The Board considered information prepared by the Advisor regarding the advisory fees proposed to be charged to the New Funds, and advisory fees paid by other mutual funds with similar investment policies. The Board noted that the advisory fees proposed to be charged by the Advisor are within the range of advisory fees charged similar mutual funds.

The Board considered that the Advisor had agreed to reduce its investment advisory fee or pay the operating expenses of each Fund in order to maintain the overall expense ratios of the Funds at competitive levels (the “Expense Limitations”) and noted that the Advisor proposed to enter into similar contractual expense limitation agreements with respect to the New Funds. The Board also considered the costs of services to be provided and profits to be realized by the Advisor and its affiliates from their relationship with the New Funds, recognizing the difficulty in evaluating a manager’s projected profitability with respect to funds that are not yet operational. Based on these various considerations, the Board concluded that the proposed contractual management fees of the New Funds under the Advisory Agreement are fair and bear a reasonable relationship to the services rendered.

Expenses and Economies of Scale.    The Board considered the potential of the Advisor to achieve economies of scale as the New Funds grow in size. The Board noted that the Advisor has agreed to the Expense Limitations and contractual expense limitation agreements, which are designed to maintain the overall expense ratio of each of the New Funds at a competitive level. The Board concluded that the current fee arrangements were appropriate given the current size and structure of the New Funds.

Ancillary Benefits.    The Board considered ancillary benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the New Funds, including compensation for certain compliance support services.

The Board noted that, in addition to the fees the Advisor receives under the Advisory Agreement, the Advisor could receive additional benefits in connection with management of the New Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Advisor from its relationships with the New Funds are consistent with the services proposed to be provided by the Advisor to the New Funds.

Based upon the considerations discussed above and other considerations, the Board of Directors, including the Independent Directors, approved the Advisory Agreement with respect to each of the New Funds.

TCW Funds, Inc.

865 South Figueroa Street Investment Advisor

Los Angeles, California 90017 TCW Investment Management Company 800 FUND TCW 865 South Figueroa Street Los Angeles, California 90017 (800 386 3829) 800 FUND TCW www.tcw.com Transfer Agent

U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP 350 South Grand Avenue Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company 200 Clarendon Street Boston, Massachusetts 02116

Distributor

TCW Funds Distributors 865 South Figueroa Street Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board Charles W. Baldiswieler Director Samuel P. Bell Director John A. Gavin Director Janet E. Kerr Director Thomas E. Larkin, Jr.

Director Peter McMillan Director Charles A. Parker Director Marc I. Stern Director

Officers

Charles W. Baldiswieler

President and Chief Executive Officer Peter A. Brown Senior Vice President Michael E. Cahill Senior Vice President, General Counsel and Assistant Secretary David S. DeVito Treasurer and Chief Financial Officer Philip K. Holl Secretary and Associate General Counsel Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer George N. Winn Assistant Treasurer

FUNDsarEQ411

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.
EX-99.CERT-Section 302 Certifications (filed herewith).

(a)(3)	Not applicable.

(b)	Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.
EX-99.906.CERT – Section 906 Certification (filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)

/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	June 30, 2011

By (Signature and Title)

/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	June 30, 2011